As filed with the Securities and Exchange Commission on January 25, 2008

  File No. 033-22821
  File No. 811-05601

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 44  ☒

  and

  REGISTRATION STATEMENT UNDER THE
  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 45  ☒

SEI INSTITUTIONAL INTERNATIONAL TRUST
(Formerly, "SEI International Trust")
(Exact Name of Registrant as Specified in Charter)

c/o CT Corporation
101 Federal Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code (800) 342-5734

Robert A. Nesher
c/o SEI Investments Company
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  Immediately upon filing pursuant to paragraph (b)
  ☒  On January 31, 2008 pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
  ☐  On [date] pursuant to paragraph (a)(1) of Rule 485
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☐  On [date] pursuant to paragraph (a)(2)

  If appropriate, check the following box:

  ☐  This post-effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

SEI / PROSPECTUS

SEI INSTITUTIONAL INTERNATIONAL TRUST

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class A Shares of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about the Funds, please see:

International Equity Fund	3

Emerging Markets Equity Fund	9

International Fixed Income Fund	13

Emerging Markets Debt Fund	18

More Information About Fund Investments	22

Investment Adviser and Sub-Advisers	22

Purchasing and Selling Fund Shares	30

Disclosure of Portfolio Holdings Information	36

Dividends, Distributions and Taxes	37

Financial Highlights	38

How to Obtain More Information About SEI Institutional International Trust	Back Cover

SEI / PROSPECTUS

Global Asset Allocation

Each Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Funds, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and these Funds are designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Funds varies, as does the investment risk/return potential represented by each Fund. The Funds, especially the Emerging Markets Equity and Emerging Markets Debt Funds, may have extremely volatile returns. Because of the historical lack of correlation among various asset classes, an investment in a portfolio of Funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Funds, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes (represented by the Funds) is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of these Funds in distinct segments of the market or class represented by each Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for these Funds to ensure that they do not deviate from their stated investment philosophy or process.

Risk/Return Information Common to the Funds

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. Each Fund's assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and, together, the Sub-Advisers) who manage portions of the Funds' assets in a way that they believe will help the Funds achieve their goals. SIMC acts as "manager of managers" for the Funds, and attempts to ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Funds' Board of Trustees. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which those securities trade. The estimated level of volatility for each Fund is set forth in the

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Fund Summaries that follow. The effect on a Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

International Investing

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries outside of the U.S., but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha"). While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing significant portions of the Fund in securities other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral. These portfolio strategies are included in the Fund's principal investment strategy described above. The Sub-Advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than international equities. Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

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The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. Less than 10% of the Fund's notional market value will be used to actively manage the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in

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difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., international equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of

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the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 20.88% (12/31/99)

Worst Quarter: -20.44% (09/30/02)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Morgan Stanley Capital International (MSCI) EAFE Index.

International Equity Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	6.96%	19.23%	7.82%	6.13%
Return After Taxes on Distributions**	3.37%	17.82%	6.91%	4.98%
Return After Taxes on Distributions and Sale of Fund Shares**	6.04%	16.47%	6.52%	4.80%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	11.17%	21.59%	8.66%	6.23%

* The inception date for the Fund's Class A Shares is December 20, 1989. Index returns shown from December 31, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.82%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.33	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** In the future, if the Fund's "Total Annual Fund Operating Expenses" increase, the Adviser may waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser may discontinue all or part of these waivers at any time.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class A Shares	$135	$421	$729	$1,601

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EMERGING MARKETS EQUITY FUND

Fund Summary

Investment Goal:  Capital appreciation

Share Price Volatility:  Very high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in equity securities of emerging market companies

Investment Strategy

Under normal circumstances, the Emerging Markets Equity Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an

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emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that emerging market equity securities may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 31.28% (12/31/99)

Worst Quarter: -27.41% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Emerging Markets Equity Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	30.04%	32.13%	10.62%	8.48%
Return After Taxes on Distributions**	24.68%	30.07%	9.78%	7.82%
Return After Taxes on Distributions and Sale of Fund Shares**	23.63%	28.43%	9.30%	7.44%
MSCI Emerging Markets Index Return (reflects no deduction for fees, expenses or taxes)***	39.79%	37.46%	14.53%	11.03%

* The inception date for the Fund's Class A Shares is January 17, 1995. Index returns are shown from January 31, 1995.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of over 800 stocks from approximately 17 emerging market countries.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	1.05%
Distribution (12b-1) Fees	None
Other Expenses	1.00%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	2.05	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's actual total annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Emerging Markets Equity Fund — Class A Shares	1.97%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Equity Fund — Class A Shares	$208	$643	$1,103	$2,379

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INTERNATIONAL FIXED INCOME FUND

Fund Summary

Investment Goal:  Capital appreciation and current income

Share Price Volatility:  High

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in investment grade fixed income securities of foreign government and corporate issuers

Investment Strategy

Under normal circumstances, the International Fixed Income Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States. It is expected that at least 40% of the Fund's assets will be invested in non-U.S. securities. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. In selecting investments for the Fund, the Sub-Advisers choose investment grade securities issued by corporations and governments located in various developed foreign countries, looking for opportunities to achieve capital appreciation and gain, as well as current income. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security.

The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes.

In general, the Fund will purchase bonds with a rating of CCC or above.

The Fund will also invest in securities rated below investment grade (junk bonds). The Fund also invests a portion of its assets in bank loans, which are, generally, non-investment grade floating rate instruments. The Fund may invest in bank loans in the form of participations in the loans (participations) and assignments of all or a portion of the loans from third parties (assignments).

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in

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value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of

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time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases "assignments" from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund's ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that developed international fixed income securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 13.29% (06/30/02)

Worst Quarter: -5.56% (03/31/99)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the Lehman Global Aggregate Ex-U.S. Index.

International Fixed Income Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	2.32%	4.41%	4.11%	4.82%
Return After Taxes on Distributions**	1.87%	2.69%	2.77%	3.26%
Return After Taxes on Distributions and Sale of Fund Shares**	1.51%	2.83%	2.76%	3.22%
Lehman Global Aggregate Ex-U.S. Index Return (reflects no deduction for fees, expenses or taxes)***	4.25%	4.10%	5.66%	6.66%

* The inception date for the Fund's Class A Shares is September 1, 1993. Index returns shown from  September 30, 1993.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Global Aggregate Ex-U.S. Index is an index of government, corporate, and collateralized bonds denominated in foreign currencies.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.15%
Distribution (12b-1) Fees	None
Other Expenses	0.89%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.04	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Fund's distributor waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Fund's distributor's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Fund's distributor may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

International Fixed Income Fund — Class A Shares	1.02%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
International Fixed Income Fund — Class A Shares	$106	$331	$574	$1,271

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EMERGING MARKETS DEBT FUND

Fund Summary

Investment Goal:  Maximize total return

Share Price Volatility:  High to very high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in U.S. dollar-denominated debt securities of emerging market issuers

Investment Strategy

Under normal circumstances, the Emerging Markets Debt Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. The Sub-Advisers will spread the Fund's holdings across a number of countries and industries to limit its exposure to a single emerging market economy and may not invest more than 25% of its assets in any single country. There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as junk bonds).

What are the Risks of Investing in the Fund?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Junk bonds involve greater risks of default or downgrade, and involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign governments, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

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Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The foreign sovereign debt securities the Fund purchases involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that emerging market debt securities may underperform other segments of the fixed income markets or the fixed income markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class A Shares from year to year for ten years. The performance information shown is based on full calendar years.

Best Quarter: 17.55% (12/31/02)

Worst Quarter: -29.08% (09/30/98)

This table compares the Fund's average annual total returns for Class A Shares for the periods ended December 31, 2007 to those of the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index.

Emerging Markets Debt Fund — Class A Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	6.42%	16.04%	11.70%	11.39%
Return After Taxes on Distributions**	3.31%	12.33%	7.77%	7.66%
Return After Taxes on Distributions and Sale of Fund Shares**	4.49%	11.98%	7.71%	7.58%
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)***	6.15%	12.06%	10.55%	10.16%

* The inception date for the Fund's Class A Shares is June 26, 1997. Index returns shown from June 30, 1997.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan EMBI Global Diversified Index tracks the total returns for U.S. dollar-denominated debt instruments issued by sovereign and quasi-sovereign entities.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class A Shares
Investment Advisory Fees	0.85%
Distribution (12b-1) Fees	None
Other Expenses	0.94%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.79	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser waived a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser's voluntary waiver is limited to the Fund's direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE. The Adviser may discontinue all or part of this waiver at any time. With this fee waiver, the Fund's actual total operating expenses were as follows:

Emerging Markets Debt Fund — Class A Shares	1.37%

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Emerging Markets Debt Fund — Class A Shares	$182	$563	$970	$2,105

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary investment strategies. However, each Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that any Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Funds, and is responsible for the investment performance of the Funds since it allocates each Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Funds' investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Funds. As of December 31, 2007, SIMC had more than $91.3 billion in assets under management. For the fiscal year or period ended September 30, 2007, SIMC received investment advisory fees (after fee waivers) as a percentage of each Fund's net assets, at the following annual rates:

International Equity Fund	0.51%
Emerging Markets Equity Fund	0.97%
International Fixed Income Fund	0.15%
Emerging Markets Debt Fund	0.43%

A discussion regarding the basis of the Board of Trustees' approval of the Funds' Investment Advisory and Sub-Advisory Agreements is available in the Funds' annual report, which covers the period October 1, 2006 through September 30, 2007.

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Sub-Advisers and Portfolio Managers

INTERNATIONAL EQUITY FUND:

AllianceBernstein L.P.: AllianceBernstein LP (formerly known as Alliance Capital Management L.P.) (AllianceBernstein) located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to AllianceBernstein. The team consists of Sharon Fay, Kevin Simms, Giulio Martini and Henry D'Auria. Ms. Fay was appointed Chief Investments Officer of Global Value Equities in 2003 and is responsible for the oversight of all portfolio management and research relating to cross-border and non-U.S. value investment portfolios and also chairing the Global Value Investment Policy Group. Ms. Fay joined Bernstein, a unit of AllianceBernstein, in 1990. Mr. Simms was named Co-Chief Investments Officer of International Value Equities in 2003, and is Director of Research for Global and International Value Equities, a position he has held since 2000. Mr. Simms joined Bernstein in 1992. In September 2005, Mr. Martini was appointed to head the newly created currency team. Previously, Mr. Martini was appointed to head the newly created quantitative strategies team within the value-equities unit and was named Chief International Economist in 1992. He continues to work with international and global value clients and as the lead person shaping currency-management tools and strategies in the cross-border value services. Mr. Martini joined Bernstein in 1985. Mr. D'Auria was named Co-Chief Investments Officer of International Value Equities in 2003, adding to his responsibilities as Chief Investments Officer of Emerging Markets Value Equities, which he assumed in 2002. Mr. D'Auria was one of the chief architects of Bernstein's global research department, which he managed from 1998 through 2002. Mr. D'Auria joined the firm in 1991.

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the International Equity Fund. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the portion of the International Equity Fund's assets allocated to AXA Rosenberg. He oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

Capital Guardian Trust Company: Capital Guardian Trust Company (CGTC), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to CGTC. This team consists of David I. Fisher, Arthur J. Gromadzki, Richard N. Havas, Seung Kwak, Nancy J. Kyle, John M.N. Mant, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin, who are each responsible for investment management decisions for their particular segments of the portfolio. Mr. Fisher has been with the firm for 37 years. He has served as Chairman of CGTC's Board since 1997 and has also been a Portfolio Manager during the past 5 years. Mr. Sauvage, a Director and Senior Vice President, has been with the firm for 19 years. He has been a Portfolio Manager at CGTC for more than 5 years and has 19 years of investment experience. Ms. Kyle has been with the firm for 15 years. She has served as Vice-Chairman since September 2003 and prior to that served as Senior Vice President beginning in 1991. Mr. Gromadzki, Mr. Havas, Mr. Kwak, Mr. Mant, Ms. Sikorsky and Mr. Staehelin have all been Portfolio Managers selecting equity securities at CGTC for 20, 20, 4, 16, 44 and 25 years, respectively. Prior to joining CGTC, Mr. Kwak was employed by Zurich Scudder Investments as a Portfolio Manager selecting Japanese equity securities for 17 years.

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Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 300, San Mateo, California 94402, serves as a Sub-Adviser to the International Equity Fund. Joseph S. Leung, CFA, Fuller & Thaler's Senior Vice President and Head of International Strategies, manages the portion of the International Equity Fund's assets allocated to Fuller & Thaler and is responsible for the planning, development and management of the firm's international and global strategies. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in its U.S. and U.K. offices where he served most recently as an Executive Director on the AXA Rosenberg London Board and as Chief Investment Officer at AXA Rosenberg Investment Management, Inc. in London. Mr. Leung is a director and shareholder of Fuller & Thaler.

McKinley Capital Management, Inc.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the International Equity Fund's assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, Greg Samorajski, Frederic Parke, Sheldon Lien, Brandon Rinner, Paul Hanson and Forrest Badgley, who are all responsible for all aspects of the day-to-day decisions regarding investments. Robert B. Gillam, McKinley Capital's President & Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 37 years of investment experience. Robert A. Gillam has been a Portfolio Manager at McKinley Capital since 1994 and has over 14 years of investment experience. Mr. Samorajski has been a Portfolio Manager at McKinley Capital since 1997 and has over 26 years of investment experience. Mr. Parke has been a Portfolio Manager at McKinley Capital since 1997 and has over 23 years of investment experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1996 and has over 12 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 10 years of investment experience. Mr. Hanson has been a Portfolio Manager at McKinley Capital since 2000 and has over 10 years of investment experience. Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience. Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals at QMA manages the portion of the International Equity Fund's assets allocated to QMA. The members of the team with primary responsibility for managing the assets allocated to QMA are Margaret Stumpp, PhD, John Van Belle, PhD and Peter Xu, PhD. Ms. Stumpp, Chief Investment Officer, is responsible for portfolio management and investment strategy for the International Equity Fund and is portfolio manager for QMA's enhanced index equity portfolios for institutional investors and mutual fund clients. Ms. Stumpp is also extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA's predecessor, Prudential Investment Management, Inc. (PIM) in 1987. Mr. Van Belle, Managing Director, is responsible for portfolio management and investment strategy for the International Equity Fund and manages global and non-U.S. equity portfolios, and leads QMA's international team. Mr. Van Belle joined PIM in 1983. Mr. Xu, Managing Director, is responsible for portfolio management and investment research for the International Equity Fund and conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Xu joined PIM in 1997.

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Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the International Equity Fund. The portfolio managers who are responsible for managing the portion of the International Equity Fund's assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley. These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution and communication on all aspects of account design and portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000. Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr. Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge University, UK (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005). Mr. Harrison, a Director and Portfolio Manager, joined the firm in 1989. Mr. Beckley is a Director and Portfolio Manager for the firm. Prior to joining RCM, Mr. Beckley was the Director of Research and Development for FTSE Group from 2000 until joining RCM in 2006.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden), located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the International Equity Fund. Tim Cunneen, CFA, a Senior Portfolio Manager, and Daniel Dektar, Chief Investment Officer, manage the portion of the International Equity Fund's assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a portfolio manager at Smith Breeden for the past 5 years. Mr. Dektar joined Smith Breeden in 1986 and has 24 years of investment experience. He has served as the Chief Investment Officer at Smith Breeden for the past 5 years.

EMERGING MARKETS EQUITY FUND:

AllianceBernstein L.P.: AllianceBernstein L.P. (formerly known as Alliance Capital Management L.P.) (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A committee of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to AllianceBernstein. The four members of the committee with the most significant responsibility for the day-to-day management of the Emerging Markets Equity Fund's portfolio are Steve Beinhacker, Michael Levy, Manish Singhai and Jean-Francois Van de Walle. Mr. Beinhacker, the Senior Vice President and Chief Investment Officer of Emerging Markets Growth Equities, joined Alliance Capital Management L.P. in 1992 as the firm's director of international quantitative stock research and joined the Global/International Large Cap Growth teams in 1994. In April of 2007, Mr. Beinhacker became the Chief Investment Officer for Emerging Markets Growth. Michael Levy, a Senior Vice President and Eastern Europe/Middle East/Africa Portfolio Manager, joined AllianceBernstein in 1994 with research responsibilities in both the developed and emerging markets. Since 1997, he has held portfolio management responsibilities for various emerging markets-oriented specialty portfolios. Mr. Singhai, a Senior Vice President and Asian Emerging Markets Portfolio Manager, joined AllianceBernstein in 1998 as an Emerging Markets Telecoms and

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Utilities Analyst and has been managing Emerging Asian portfolios since September 2000. Mr. Van de Walle, a Senior Vice President and Latin America Portfolio Manager, joined AllianceBernstein in 1991 as a Latin American Equity Research Analyst.

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the portion of the Emerging Markets Equity Fund's assets allocated to AXA Rosenberg. He oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

The Boston Company Asset Management LLC: The Boston Company Asset Management LLC (The Boston Company), located at One Boston Place, Boston, Massachusetts 02108, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals manages the portion of the Emerging Markets Equity Fund's assets allocated to The Boston Company. The team consists of D. Kirk Henry, Carolyn Kedersha, Michelle Y. Chan and Warren C. Skillman. Mr. Henry, Executive Vice President and Director of International Value Equity, whose role is Lead Portfolio Manager for all International Value and Emerging Markets Value strategies, has been with the firm since 1994. Ms. Kedersha, a Senior Vice President and Senior Portfolio Manager, whose role is to conduct research on companies located in the United Kingdom, Greece, Egypt, Turkey, Israel, Russia and Latin America, has been with the firm since 1994. Ms. Chan, a Vice President and an Assistant Portfolio Manager, whose role is to provide research coverage for China, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand, has been with the firm since 2000. Mr. Skillman, a Vice President and Assistant Portfolio Manager, whose primary responsibility is emerging markets, has been with the firm since 2005. Prior to joining The Boston Company, Mr. Skillman was a Portfolio Manager with Newgate Capital.

Emerging Markets Management, L.L.C.: Emerging Markets Management, L.L.C. (EMM), located at 1001 Nineteenth Street, North, 17th Floor, Arlington, Virginia 22209, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals led by Antoine van Agtmael, EMM's Chairman and Chief Investment Officer, is jointly and primarily responsible for the day-to-day management of the portion of the Emerging Markets Equity Fund's assets allocated to EMM. Mr. van Agtmael, who co-founded EMM in 1988, is responsible for country allocation, risk control and diversification. Ms. Felicia Morrow, who is EMM's Chief Executive Officer and Lead Portfolio Manager, is the Portfolio Manager responsible for Latin America, the Indian sub-continent and Southeast Asia, and has been a portfolio manager at EMM for 16 years. Mr. John Niepold, who is Portfolio Manager responsible for frontier Africa and the Middle East, has been a portfolio manager at EMM for 14 years. Ms. Dobrinka Cidrof, who is the Portfolio Manager responsible for Turkey and Israel, has been a portfolio manager at EMM for 10 years. Mr. Peter Trofimenko, who is the Portfolio Manager responsible for Central and Eastern Europe, Russia and South Africa, has been a portfolio manager at EMM for 7 years. Ms. Rita Lun, who is the Portfolio Manager responsible for China/Hong Kong, Taiwan and Korea, has been a portfolio manager at EMM for 7 years.

PanAgora Asset Management, Inc.: PanAgora Asset Management, Inc. (PanAgora), located at 260 Franklin Street, 22nd Floor, Boston, MA 02110, serves as a Sub-Adviser to the Emerging Markets Equity Fund. A team of investment professionals at PanAgora manages the portion of the Emerging Markets Equity Fund's assets allocated to PanAgora. The team consists of Ronald Hua, CFA, Edward Qian, Ph.D., CFA, Sanjoy Ghosh, Ph.D., Kenneth Masse, CFA and George Mussalli, CFA. Mr. Hua, Chief Investment Officer,

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oversees all equity strategies. Mr. Qian, Director of Macro-Strategies, oversees macro research and portfolio management. He has been with PanAgora for seven years. Mr. Ghosh is responsible for managing the Dynamic Equity strategies and ensuring the efficacy of the investment model. Mr. Masse is responsible for the trading and implementation of client portfolios that employ PanAgora's Dynamic investment strategies. He has been with PanAgora for thirteen years. Mr. Mussalli contributes to research supporting the Dynamic Equity strategies and is responsible for developing the Fundamental Valuation model. Mr. Mussalli is also a portfolio manager responsible for U.S. Active Equity Investments. Messrs. Hua, Ghosh and Mussalli joined PanAgora from Putnam Investments in 2004. Mr. Hua had been with Putnam since 1999, where he contributed to quantitative research and analysis that supported all structured equity portfolios, including U.S. large cap and international strategies. Mr. Ghosh had been with Putnam since 2000 where he was a portfolio manager on the structured equity team. Mr. Mussalli had been a vice president and portfolio manager on Putnam's structured equity team since 2000.

Rexiter Capital Management Limited: Rexiter Capital Management Limited (Rexiter), located at 80 Cannon Street, London EC4N 6HL, United Kingdom, serves as a Sub-Adviser to the Emerging Markets Equity Fund. Murray Davey and Nick Payne manage the portion of the Emerging Markets Equity Fund's assets allocated to Rexiter. Mr. Davey is the Managing Director of Global Emerging Markets and a director of Rexiter. Mr. Payne is a senior Latin American fund manager and a director of Rexiter. Mr. Davey has been with Rexiter since its inception in 1997. Mr. Payne joined Rexiter in September 1999. They both have been Portfolio Managers for the firm for the past 8 years.

INTERNATIONAL FIXED INCOME FUND:

AllianceBernstein L.P.: AllianceBernstein, L.P. (formerly known as Alliance Capital Management L.P.) (AllianceBernstein), located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals, led by Douglas J. Peebles, Noriko Miyoshi, Andrew Aran and Scott DiMaggio, manages the portion of the International Fixed Income Fund's assets allocated to AllianceBernstein. Mr. Peebles has been an Executive Vice President of AllianceBernstein and Co-Chief Investment Officer of Fixed Income since 2004 and served as Senior Portfolio Manager of Global Fixed Income from 2000 to 2004. He is also Director of Global Fixed Income and served as a Senior Vice President in Global Fixed Income from February 1998 to April 2004. Mr. Peebles has been with AllianceBernstein for nineteen years. Ms. Miyoshi currently serves as Senior Vice President and Director of Japan Fixed Income. Before that she was a Portfolio Manager of Fixed Income. Ms. Miyoshi has been with AllianceBernstein for seven years. Mr. Aran, a Senior Vice President and Director of Global Credit, has been in a substantially similar capacity to his current position since prior to 2001. Prior to his current roles, he served as director of corporate bond/credit research. Mr. Aran has been with AllianceBernstein for eight years. Mr. DiMaggio, Vice President and Director of Canada Fixed Income, served as Quantitative Analyst from 1999-2006 and has been a Portfolio Manager of Global Fixed Income since 2003. Mr. DiMaggio has been with AllianceBernstein for six years.

BlackRock Financial Management, Inc.: BlackRock Financial Management, Inc. (BFM), located at 40 East 52nd Street, New York, New York 10022, serves as a Sub-Adviser to the International Fixed Income Fund. A team of investment professionals at BFM manages the portion of the International Fixed Income Fund's assets allocated to BFM. Andrew Gordon, Managing Director of BFM since 1996, and Scott Thiel, Managing Director of BFM since 2002, have day-to-day responsibilities for the International Fixed Income Fund. Mr. Gordon and Mr. Thiel, heads of the global bond team and

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members of the investment strategy group, are primarily responsible for developing and implementing strategies in the non-dollar and emerging markets sectors of the fixed income markets. Prior to joining BFM, Mr. Thiel was a Vice President at Goldman Sachs and Co.

Fidelity International Investment Advisors: Fidelity International Investment Advisors (FIIA), located at Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda, serves as a Sub-Adviser to the International Fixed Income Fund. FIIA has engaged its affiliate, Fidelity International Investment Advisors (U.K.) Ltd. (FIIA UK), located at 25 Cannon Street, London, EC4M 5TA, England, to provide certain advisory services to the International Fixed Income Fund. Andy Weir manages the portion of the International Fixed Income Fund's assets allocated to FIIA. Mr. Weir has been with Fidelity International Limited (FIL) and its affiliates for over 10 years and has 15 years of industry experience. Mr. Weir joined FIL in 1997 as a Quantitative Fixed Income Analyst. He became the Director of Quantitative Research in 2002, moving to Portfolio Manager in December 2003.

Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the International Fixed Income Fund. The portfolio managers who are responsible for managing the portion of the International Fixed Income Fund's assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley. These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution, and communication on all aspects of account design & portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000. Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr. Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge University, UK (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005). Mr. Harrison, a Director and Portfolio Manager, joined the firm in 1989. Mr. Beckley is a Director and Portfolio Manager for the firm. Prior to joining RCM, Mr. Beckley was the Director of Research and Development for FTSE Group from 2000 until joining RCM in 2006.

EMERGING MARKETS DEBT FUND:

Ashmore Investment Management Limited: Ashmore Investment Management Limited (Ashmore), located at 20 Bedfordbury, London, United Kingdom, WC2N 4BL, serves as a Sub-Adviser to the Emerging Markets Debt Fund. Ashmore's Investment Committee manages the portion of the assets of the Emerging Markets Debt Fund allocated to Ashmore. Ashmore's Investment Committee currently has four members. Ashmore's Managing Director and the Chairman of its Investment Committee, Mark Coombs, has been investing in emerging markets since 1983, and is currently Co-Chair of the Board of EMTA (formerly the Emerging Markets Traders Association). Mr. Coombs participates in the security selection process for the Emerging Markets Debt Fund. Senior portfolio managers Jules Green and Seumas Dawes have been actively involved in emerging market investment since 1990 and 1993 respectively. Mr. Dawes has a geographic responsibility for Asia, product responsibility for special situations, structured transactions, equity and related derivatives and he participates in the

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security selection process for the Emerging Markets Debt Fund. Mr. Green has a geographic responsibility for Latin America and Eastern Europe, product responsibility for U.S. Bonds, local currency debt, local currencies and related derivatives and he participates in the security selection process for the Emerging Markets Debt Fund. Jerome Booth is Ashmore's Head of Research and political economist, and has been professionally involved with developing countries as a government and international official, consultant, economist and market analyst since 1985. He is responsible for all macro country political research and analysis.

ING Investment Management Advisors, B.V..: ING Investment Management Advisors, B.V. (IIMA), located at Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to IIMA. Managers responsible for the SEI mandate are Gorky Urquieta and Daniel Eustaquio. Messrs. Urquieta and Eustaquio are members of a team responsible for research, asset allocation and trading for the Emerging Markets Debt Fund. Mr. Urquieta became Head of Global Emerging Markets Debt Team in May 2007. He was previously Deputy Head of the Global Emerging Markets Debt Team from 2002, having joined ING Investment Management Co. (ING Co.) in June 2000. Mr. Eustaquio, Investment Manager, joined the Global Emerging Markets Debt Team in 2000. He had been a Portfolio Manager with ING Co. since July 1998.

Stone Harbor Investment Partners LP: Stone Harbor Investments Partners LP (Stone Harbor), located at 31 West 52nd Street, 16th Floor, New York, New York 10019, serves as a Sub-Adviser to the Emerging Markets Debt Fund. A team of investment professionals manages the portion of the Emerging Markets Debt Fund's assets allocated to Stone Harbor. The Stone Harbor investment team began managing assets with its prior firm, Salomon Brothers Asset Management Inc. (SaBAM), in or around 1990. Peter J. Wilby, CFA is the Chief Investment Officer of the Emerging Markets Debt Fund since April 1, 2006. Prior to April 1, 2006, Mr. Wilby was the Chief Investment Officer of North American Fixed Income and Senior Portfolio Manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at SaBAM. James E. Craige, CFA has been a Senior Portfolio Manager of the Emerging Markets Debt Fund since April 1, 2006. Prior to April 1, 2006, Mr. Craige was the Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at SaBAM. Thomas K. Flanagan, CFA has been a Senior Portfolio Manager of the Emerging Markets Debt Fund since April 1, 2006. Prior to April 1, 2006, Mr. Flanagan was the Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at SaBAM. Pablo Cisilino has been a Senior Portfolio Manager of the Emerging Markets Debt Fund since July 1, 2006. From June 1, 2004 to July 1, 2006, Mr. Cisilino was the Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc. Prior to June 1, 2004, Mr. Cisilino was the Vice President for local markets and FX sales and trading.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage, and their ownership, if any, of securities in the Funds.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class A Shares of the Funds. The Funds offer Class A Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business.

Financial institutions or intermediaries may purchase Class A Shares by placing orders with the Funds' transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Funds' wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Funds at their discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Funds' procedures and applicable law. The Funds reserve the right to refuse any purchase requests, particularly those that the Funds reasonably believe may not be in the best interest of the Funds or their shareholders and could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a Fund in any twelve month period). For more information regarding the Funds' policy and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Funds), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Funds.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Funds in accordance with the Funds' procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Funds. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Funds are open for business each day that the NYSE is open (a Business Day). Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Funds (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. A Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, a Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Funds value securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Funds will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds' Fair Value Procedures, as described below. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Funds are provided daily by recognized independent pricing agents. If a security's price cannot be obtained from an independent pricing agent, the Funds will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Funds' Fair Value Procedures.

Securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify a Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

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Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Funds' Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in a Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The International Equity and Emerging Markets Equity Funds use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the International Equity and Emerging Markets Equity Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the International Equity and Emerging Markets Equity Funds shall value the non-U.S. securities in their portfolios that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Fair Value Committee meeting be called.

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In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser holding the relevant securities that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

MINIMUM PURCHASES

To purchase Class A Shares for the first time, you must invest at least $100,000 in any Fund with minimum subsequent investments of at least $1,000. A Fund may accept investments of smaller amounts at its discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of a Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Funds could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Funds are intended to be long-term investment vehicles and are not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly the Board of Trustees has adopted policies and procedures on behalf of the Funds to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, a Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in a Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in a Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of a Fund and subsequent redemption of all or most of those shares. An exchange into and back out of a Fund in this manner is also considered a round trip.

ii.  if a Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Funds, in their sole discretion, also reserve the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Funds' policies are made uniformly and in good faith in a manner that the Funds believe is consistent with the best long-term interests of shareholders. When applying the Funds' policy, the Funds may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Funds.

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The Funds' monitoring techniques are intended to identify and deter short-term trading in the Funds. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Funds without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Funds' monitoring techniques. Operational or technical limitations may also limit the Funds' ability to identify short-term trading activity.

While it is the Funds' intention that intermediaries trading in Fund shares will assist the Funds in enforcing the Funds' policies, certain intermediaries may be unable or unwilling to effectively enforce the Funds' trading or exchange restrictions. The Funds will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Funds believe short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Funds' ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Funds will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Funds may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in a Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Funds are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Funds will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Funds, however, reserve the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

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SEI / PROSPECTUS

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under Federal law. The Funds have adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Funds, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Funds receive your request or after the Funds' authorized intermediary receives your request if transmitted to the Funds in accordance with the Funds' procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Funds will make payment on your sale on the Business Day following the day on which they receive your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Funds follow these procedures, the Funds will not be responsible for any losses or costs incurred by following telephone instructions that the Funds reasonably believe to be genuine.

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SEI / PROSPECTUS

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Funds. SIDCo. receives no compensation for distributing the Funds' shares. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Funds' SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for a Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp. (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Funds' policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

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SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Funds distribute their investment income periodically as dividends to shareholders. It is the policy of the International Equity, Emerging Markets Equity and International Fixed Income Funds to pay dividends at least once annually. It is the policy of the Emerging Markets Debt Fund to pay dividends quarterly. The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Below, the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

At least annually, each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Funds may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

It is expected that distributions from the International Fixed Income and Emerging Markets Debt Funds will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income.

Each sale of Fund shares may be a taxable event. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Funds.

Each Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Funds will notify you if they make such election.

More information about taxes is in the Funds' SAI.

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SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Class A Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Funds' SAI. The information for the periods presented through September 30, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
CLASS A
2007	$14.07	$0.28	(1)	$2.89	(1)	$3.17	$(0.47)	$(0.59)	$(1.06)	$16.18	23.56%	$4,032,236	1.32%		1.33	%(2)(3)	1.33	%(2)	1.85%	172%
2006	12.14	0.24	(1)	1.97	(1)	2.21	(0.28)	—	(0.28)	14.07	18.50	3,491,007	1.32	(2)	1.33	(2)	1.33	(2)	1.85	118
2005	9.81	0.16	(1)	2.40	(1)	2.56	(0.23)	—	(0.23)	12.14	26.33	3,227,258	1.24		1.24		1.24		1.50	80
2004	8.20	0.10	(1)	1.60	(1)	1.70	(0.09)	—	(0.09)	9.81	20.74	2,705,544	1.26		1.26		1.26		1.06	44
2003	6.93	0.08	(1)	1.23	(1)	1.31	(0.04)	—	(0.04)	8.20	18.91	2,258,034	1.28		1.28		1.32		1.12	87
Emerging Markets Equity Fund
CLASS A
2007	$16.67	$0.08	(1)	$7.22	(1)	$7.30	$(0.08)	$(2.40)	$(2.48)	$21.49	48.27%	$1,777,229	1.97	%(3)	1.97	%(3)	2.05%		0.44%	79%
2006	15.94	0.11	(1)	2.32	(1)	2.43	(0.10)	(1.60)	(1.70)	16.67	16.46	1,336,574	1.96		1.97		2.06		0.65	65
2005	11.10	0.14	(1)	4.80	(1)	4.94	(0.10)	—	(0.10)	15.94	44.68	1,354,502	1.95		1.96		2.05		1.05	69
2004	9.00	0.09	(1)	2.03	(1)	2.12	(0.02)	—	(0.02)	11.10	23.61	1,039,735	1.95		1.95		2.12		0.84	88
2003	6.53	0.05	(1)	2.42	(1)	2.47	—	—	—	9.00	37.83	936,560	1.95		1.95		2.14		0.71	69

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SEI / PROSPECTUS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate†
International Fixed Income Fund
CLASS A
2007	$10.86	$0.36	(1)	$(0.11	)(1)	$0.25	$(0.20)	$—	$(0.20)	$10.91	2.34%	$808,742	1.02	%(3)	1.02	%(3)	1.04%	3.29%	215%
2006	11.72	0.28	(1)	(0.49	)(1)	(0.21)	(0.34)	(0.31)	(0.65)	10.86	(1.64)	841,903	1.01		1.01		1.03	2.61	194
2005	12.22	0.28	(1)	0.15	(1)	0.43	(0.89)	(0.04)	(0.93)	11.72	3.01	880,923	1.00		1.00		1.04	2.24	145
2004	12.45	0.28	(1)	0.63	(1)	0.91	(0.92)	(0.22)	(1.14)	12.22	7.43	907,633	1.00		1.00		1.04	2.27	224
2003	11.00	0.30	(1)	1.53	(1)	1.83	(0.33)	(0.05)	(0.38)	12.45	17.05	865,698	1.00		1.00		1.06	2.60	216
Emerging Markets Debt Fund
CLASS A
2007	$11.28	$0.60	(1)	$0.47	(1)	$1.07	$(0.65)	$(0.66)	$(1.31)	$11.04	10.03%	$1,002,602	1.37	%(3)	1.37	%(3)	1.79%	5.47%	81%
2006	11.81	0.56	(1)	0.34	(1)	0.90	(0.80)	(0.63)	(1.43)	11.28	8.68	828,343	1.36		1.36		1.78	5.03	108
2005	10.74	0.66	(1)	1.31	(1)	1.97	(0.63)	(0.27)	(0.90)	11.81	19.34	1,143,845	1.35		1.35		1.79	6.03	85
2004	11.15	0.61	(1)	0.77	(1)	1.38	(0.66)	(1.13)	(1.79)	10.74	13.97	765,483	1.35		1.35		1.79	5.91	77
2003	8.12	0.78	(1)	3.01	(1)	3.79	(0.76)	—	(0.76)	11.15	49.15	565,237	1.35		1.35		1.80	7.98	127

* Includes Fees Paid Indirectly.

** The Funds may direct certain Fund trades to the Distributor who pays a portion of a Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on a Fund's expense ratio, as a percentage of the Fund's average daily net assets for the fiscal year ended September 30, 2007, can be found in the Statement of Operations section of the Funds' annual report.

† Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share net investment income (loss) and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been included, the ratio for Class A shares would have been 1.24%.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios would have been 1.32%, 1.96%, 1.01% and 1.36% for the International Equity Fund, the Emerging Markets Equity Fund, the International Fixed Income Fund and the Emerging Markets Debt Fund, respectively.

Amounts designated as "—" are either $0 or have been rounded to $0.

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Notes:

Notes:

Notes:

Notes:

Notes:

More information about the Funds is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2008 includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus.This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Funds' holdings and contain information from the Funds' managers about Fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Funds at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-05601.

SEI-F-095 (1/08)

SEI Institutional International Trust

Prospectus as of January 31, 2008

International Equity Fund
Emerging Markets Equity Fund
International Fixed Income Fund
Emerging Markets Debt Fund
Class A

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI / PROSPECTUS

SEI INSTITUTIONAL INTERNATIONAL TRUST

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios. The portfolios have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients. This prospectus gives you important information about the Class I Shares of the International Equity Fund (the Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return. For more detailed information about the Fund, please see:

Principal Investment Strategies and Risks, Performance Information and Expenses	3

More Information About Fund Investments	9

Investment Adviser and Sub-Advisers	9

Purchasing and Selling Fund Shares	13

Disclosure of Portfolio Holdings Information	19

Dividends, Distributions and Taxes	20

Financial Highlights	21

How to Obtain More Information About SEI Institutional International Trust	Back Cover

SEI / PROSPECTUS

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor's portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds. Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy's overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of managers, and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC's investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund. These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure it does not deviate from its stated investment philosophy or process.

Risk/Return Information

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund's assets are managed under the direction of SIMC and one or more sub-advisers (each a Sub-Adviser and, together, the Sub-Advisers) who manage portions of the Fund's assets in a way that they believe will help the Fund achieve its goal. SIMC acts as "manager of managers" for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund's investment policies and guidelines. SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund's Board of Trustees. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The estimated level of volatility for the Fund is set forth in the Fund Summary that follows. The effect on the Fund's share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

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International Investing

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

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INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal:  Long-term capital appreciation

Share Price Volatility:  Medium to high

Principal Investment Strategy:  Utilizing multiple sub-advisers, the Fund invests in equity securities of foreign companies

Investment Strategy

Under normal circumstances, the International Equity Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. It is expected that at least 40% of the Fund's assets will be invested outside the U.S. The Fund will invest primarily in companies located in developed countries outside of the U.S., but may also invest in companies located in emerging markets. Generally, the Fund will invest less than 20% of its assets in emerging markets. The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund's portfolio under the general supervision of SIMC. Certain Sub-Advisers will seek to achieve returns in excess of an international equity benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index. This allocation among investment strategies aims to diversify the sources from which certain Sub-Advisers seek to achieve excess returns (i.e., returns in excess of a benchmark index or "alpha"). While the Fund is expected to have an absolute return and risk profile similar to the international equity benchmark, returns may be derived in part from investing significant portions of the Fund in securities other than international equity securities, including equity derivatives, foreign currency forwards and short-term fixed income securities.

Certain Sub-Advisers use portfolio strategies that are designed to correlate with a portfolio of international equity securities, but which are composed of derivative instruments backed by other types of securities, including, but not limited to, underlying equity or equivalent securities that can be used as collateral. These portfolio strategies are included in the Fund's principal investment strategy described above. The Sub-Advisers purchase derivatives, generally using only a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets in a portfolio may be invested in other types of securities. Therefore, a Sub-Adviser would seek to outperform an international equity benchmark by purchasing derivatives correlated to a broad international equity index, and investing the remaining assets in other types of securities to add excess return. This portion of the Fund's assets may be invested in a wide range of asset classes other than international equities. Pursuant to a derivatives strategy, the Fund may invest in foreign corporate and government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities, securities rated below investment grade (junk bonds), and repurchase or reverse repurchase agreements. In managing the Fund's currency exposure for foreign securities, the Sub-Advisers may buy and sell currencies for hedging or for speculative purposes. The amount of the Fund's portfolio that may be allocated to derivative strategies is expected to vary over time.

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SEI / PROSPECTUS

The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. Less than 10% of the Fund's notional market value will be used to actively manage the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell currencies (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities held by the Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell a derivative instrument, which could result in

4

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difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations to the Fund, the default will cause the value of your investment in the Fund to decrease.

For derivative strategies, the assets backing the derivatives will generally be entirely different from the Fund's primary investments (i.e., equity securities and derivatives based on the Fund's benchmark index). For example, the Sub-Advisers may use various fixed income securities, including high yield (junk bond) and foreign fixed income securities, currencies, derivatives and other equity securities in order to seek to enhance the Fund's returns over the returns of the Fund's benchmark. These strategies expose the Fund to the risk that its portfolio of derivatives may not properly track the performance of the Fund's benchmark index. They also expose the Fund to the risks of investing in asset classes that are different from the benchmark index (i.e., international equity securities), and the Fund would underperform its benchmark index to the extent that the Fund's investments in other asset classes decline in value.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the duration or interest rate sensitivity of these securities affects risk. Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to lack of uniformly available information about issuers or differences in the issuers' sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security. The volatility of junk bonds, particularly those issued by foreign government countries, is even greater since the prospects for repayment of principal and interest of many of these securities is speculative. Some may even be in default. As an incentive to invest in these risky securities, they tend to offer higher returns.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in

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addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities. In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

The Fund takes active positions in currencies, which involves different techniques and risk analyses than the Fund's purchase of equity securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country's economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

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Performance Information

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Class I Shares from year to year for ten years. However, the Fund's Class I Shares commenced operations on January 4, 2002. Therefore, performance for the periods prior to January 4, 2002 is calculated using the performance of the Fund's Class A Shares adjusted for the higher expenses of the Class I Shares. The performance information shown is based on full calendar years.

Best Quarter: 20.87% (12/31/99)

Worst Quarter: -20.34% (09/30/02)

This table compares the Fund's average annual total returns for Class I Shares for the periods ended December 31, 2007 to those of the Morgan Stanley Capital International (MSCI) EAFE Index. However, as noted above, the Fund's Class I Shares commenced operations on January 4, 2002. Therefore, the Fund's average annual total returns for the periods prior to that time are based on the average total returns of the Class A Shares, adjusted for the higher expenses of the Class I Shares.

International Equity Fund — Class I Shares	1 Year	5 Years	10 Years	Since Inception*
Return Before Taxes	6.69%	18.95%	7.59%	5.87%
Return After Taxes on Distributions**	3.20%	17.60%	6.63%	4.64%
Return After Taxes on Distributions and Sale of Fund Shares**	5.86%	16.26%	6.25%	4.47%
MSCI EAFE Index Return (reflects no deduction for fees, expenses or taxes)***	11.17%	21.59%	8.66%	6.23%

* The performance presented links the performance of the Class I Shares from January 4, 2002 with the performance of the Class A Shares on December 20, 1989. Class A Shares performance has been adjusted to reflect the higher expenses of Class I Shares. Index returns shown from December 31, 1989.

** After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*** An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller capitalizations) index of 1,010 securities listed on the stock exchanges of developed market countries in Europe, Australasia and the Far East.

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Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES

(Expenses deducted from Fund assets)	Class I Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	1.07%
Acquired Fund Fees and Expenses	0.00	%*
Total Annual Fund Operating Expenses	1.58	%**

* Represents less than one basis point. Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

** In the future, if the Fund's "Total Annual Fund Operating Expenses" increase, the Adviser may waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund's business) at a specified level. The Adviser may discontinue all or part of this waiver at any time.

For more information about these fees, see "Investment Adviser and Sub-Advisers" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. For purposes of calculating the Example, the Fund's fees are equal to the "Total Annual Fund Operating Expenses" figure in the table above. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
International Equity Fund — Class I Shares	$161	$499	$860	$1,878

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MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary investment strategies. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if SIMC or the Sub-Advisers believe that the risk of loss outweighs the opportunity for capital gains and higher income. Of course, there is no guarantee that the Fund will achieve its investment goal.

INVESTMENT ADVISER AND SUB-ADVISERS

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund's assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program. SIMC oversees the Sub-Advisers to ensure compliance with the Fund's investment policies and guidelines, and monitors each Sub-Adviser's adherence to its investment style. The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC. SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the Adviser to the Fund. As of December 31, 2007, SIMC had more than $91.3 billion in assets under management. For the fiscal year September 30, 2007, SIMC received investment advisory fees (after fee waivers) as a percentage of the Fund's net assets, at the annual rate of 0.51%.

A discussion regarding the basis of the Board of Trustees' approval of the Fund's Investment Advisory and Sub-Advisory Agreements is available in the Fund's annual report, which covers the period October 1, 2006 through September 30, 2007.

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Sub-Advisers and Portfolio Managers

INTERNATIONAL EQUITY FUND:

AllianceBernstein L.P.: AllianceBernstein LP (formerly known as Alliance Capital Management L.P.) (AllianceBernstein) located at 1345 Avenue of the Americas, New York, New York 10105, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to AllianceBernstein. The team consists of Sharon Fay, Kevin Simms, Giulio Martini and Henry D'Auria. Ms. Fay was appointed Chief Investments Officer of Global Value Equities in 2003 and is responsible for the oversight of all portfolio management and research relating to cross-border and non-U.S. value investment portfolios and also chairing the Global Value Investment Policy Group. Ms. Fay joined Bernstein, a unit of AllianceBernstein, in 1990. Mr. Simms was named Co-Chief Investments Officer of International Value Equities in 2003, and is Director of Research for Global and International Value Equities, a position he has held since 2000. Mr. Simms joined Bernstein in 1992. In September 2005, Mr. Martini was appointed to head the newly created currency team. Previously, Mr. Martini was appointed to head the newly created quantitative strategies team within the value-equities unit and was named Chief International Economist in 1992. He continues to work with international and global value clients and as the lead person shaping currency-management tools and strategies in the cross-border value services. Mr. Martini joined Bernstein in 1985. Mr. D'Auria was named Co-Chief Investments Officer of International Value Equities in 2003, adding to his responsibilities as Chief Investments Officer of Emerging Markets Value Equities, which he assumed in 2002. Mr. D'Auria was one of the chief architects of Bernstein's global research department, which he managed from 1998 through 2002. Mr. D'Auria joined the firm in 1991.

AXA Rosenberg Investment Management LLC: AXA Rosenberg Investment Management LLC (AXA Rosenberg), located at 4 Orinda Way, Building E, Orinda, California 94563, serves as a Sub-Adviser to the International Equity Fund. Dr. William Ricks, the firm's Chief Investment Officer and Chief Executive Officer, has overall responsibility for the day-to-day management of the portion of the International Equity Fund's assets allocated to AXA Rosenberg. He oversees the investment process, trading, operations, portfolio engineering and portfolio construction. Dr. Ricks has been with AXA Rosenberg since 1989.

Capital Guardian Trust Company: Capital Guardian Trust Company (CGTC), located at 333 South Hope Street, 55th Floor, Los Angeles, California 90071, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals manages the portion of the International Equity Fund's assets allocated to CGTC. This team consists of David I. Fisher, Arthur J. Gromadzki, Richard N. Havas, Seung Kwak, Nancy J. Kyle, John M.N. Mant, Lionel M. Sauvage, Nilly Sikorsky and Rudolf M. Staehelin, who are each responsible for investment management decisions for their particular segments of the portfolio. Mr. Fisher has been with the firm for 37 years. He has served as Chairman of CGTC's Board since 1997 and has also been a Portfolio Manager during the past 5 years. Mr. Sauvage, a Director and Senior Vice President, has been with the firm for 19 years. He has been a Portfolio Manager at CGTC for more than 5 years and has 19 years of investment experience. Ms. Kyle has been with the firm for 15 years. She has served as Vice-Chairman since September 2003 and prior to that served as Senior Vice President beginning in 1991. Mr. Gromadzki, Mr. Havas, Mr. Kwak, Mr. Mant, Ms. Sikorsky and Mr. Staehelin have all been Portfolio Managers selecting equity securities at CGTC for 20, 20, 4, 16, 44 and 25 years, respectively. Prior to joining CGTC, Mr. Kwak was employed by Zurich Scudder Investments as a Portfolio Manager selecting Japanese equity securities for 17 years.

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Fuller & Thaler Asset Management, Inc.: Fuller & Thaler Asset Management, Inc. (Fuller & Thaler), located at 411 Borel Avenue, Suite 300, San Mateo, California 94402, serves as a Sub-Adviser to the International Equity Fund. Joseph S. Leung, CFA, Fuller & Thaler's Senior Vice President and Head of International Strategies, manages the portion of the International Equity Fund's assets allocated to Fuller & Thaler and is responsible for the planning, development and management of the firm's international and global strategies. Prior to joining the firm in 2002, Mr. Leung worked for AXA Rosenberg Investment Management Inc., in its U.S. and U.K. offices where he served most recently as an Executive Director on the AXA Rosenberg London Board and as Chief Investment Officer at AXA Rosenberg Investment Management, Inc. in London. Mr. Leung is a director and shareholder of Fuller & Thaler.

McKinley Capital Management, Inc.: McKinley Capital Management, Inc. (McKinley Capital), located at 3301 C Street, Suite 500, Anchorage, Alaska 99503, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals led by Robert B. Gillam manages the portion of the International Equity Fund's assets allocated to McKinley Capital. The team consists of Robert B. Gillam, Robert A. Gillam, Greg Samorajski, Frederic Parke, Sheldon Lien, Brandon Rinner, Paul Hanson and Forrest Badgley, who are all responsible for all aspects of the day-to-day decisions regarding investments. Robert B. Gillam, McKinley Capital's President & Chief Investment Officer, has been a Portfolio Manager at McKinley Capital since its inception in 1990 and has over 37 years of investment experience. Robert A. Gillam has been a Portfolio Manager at McKinley Capital since 1994 and has over 14 years of investment experience. Mr. Samorajski has been a Portfolio Manager at McKinley Capital since 1997 and has over 26 years of investment experience. Mr. Parke has been a Portfolio Manager at McKinley Capital since 1997 and has over 23 years of investment experience. Mr. Lien has been a Portfolio Manager at McKinley Capital since 1996 and has over 12 years of investment experience. Mr. Rinner has been a Portfolio Manager at McKinley Capital since 1998 and has over 10 years of investment experience. Mr. Hanson has been a Portfolio Manager at McKinley Capital since 2000 and has over 10 years of investment experience. Mr. Badgley has been a Portfolio Manager at McKinley Capital since 2006 and has over 11 years of investment experience. Prior to joining McKinley in 2004 as a Research Analyst, he worked on the currency futures trading desk for Aspire Trading for 2 years.

Quantitative Management Associates LLC: Quantitative Management Associates LLC (QMA), located at Gateway Center 2, McCarter Highway and Market Street, Newark, New Jersey 07102, serves as a Sub-Adviser to the International Equity Fund. A team of investment professionals at QMA manages the portion of the International Equity Fund's assets allocated to QMA. The members of the team with primary responsibility for managing the assets allocated to QMA are Margaret Stumpp, PhD, John Van Belle, PhD and Peter Xu, PhD. Ms. Stumpp, Chief Investment Officer, is responsible for portfolio management and investment strategy for the International Equity Fund and is portfolio manager for QMA's enhanced index equity portfolios for institutional investors and mutual fund clients. Ms. Stumpp is also extensively involved in quantitative research in asset allocation, security selection and portfolio construction for QMA. Ms. Stumpp joined QMA's predecessor, Prudential Investment Management, Inc. (PIM) in 1987. Mr. Van Belle, Managing Director, is responsible for portfolio management and investment strategy for the International Equity Fund and manages global and non-U.S. equity portfolios, and leads QMA's international team. Mr. Van Belle joined PIM in 1983. Mr. Xu, Managing Director, is responsible for portfolio management and investment research for the International Equity Fund and conducts equity market research, the results of which are used in the stock selection process for all of QMA's quantitative core equity portfolios. Mr. Xu joined PIM in 1997.

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Record Currency Management Limited: Record Currency Management Limited (RCM), located at 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom, serves as a Sub-Adviser to the International Equity Fund. The portfolio managers who are responsible for managing the portion of the International Equity Fund's assets allocated to RCM are Bob Noyen, MBA, Peter Wakefield, MA, Robert Bloom, MSc, Dimitri Tikhonov, CFA, MBA, PhD, Ian Harrison, MA and Carl Beckley. These individuals are collectively responsible for portfolio design, risk budget optimization, performance analysis and attribution and communication on all aspects of account design and portfolio performance. Mr. Noyen, a Managing Director and Chief Investment Officer, joined the firm in 1999 as Chief Investment Officer and became a Managing Director in 2000. Mr. Wakefield, a Managing Director and COO, also joined the firm in 1999 as Director of Product Strategy Consultancy and became a Managing Director in 2006. Mr. Bloom, a Director and Portfolio Manager, joined the firm in 2004. Before joining RCM, Mr. Bloom was a director and head of risk management of global foreign exchange trading at Citigroup since 2001. Mr. Tikhonov, a Director and Portfolio Manager, joined the firm in 2002 as a Quantitative Research Financial Analyst. He was appointed Associate Director of Research in early 2005 and transferred to Associate Director of Portfolio Management later that same year. Mr. Tikhonov was made a Director of Portfolio Management in 2006. Before joining RCM, Mr. Tikhonov received his MBA from Cambridge University, UK (2001-2002) and attended the Chartered Financial Analyst Program (2003-2005). Mr. Harrison, a Director and Portfolio Manager, joined the firm in 1989. Mr. Beckley is a Director and Portfolio Manager for the firm. Prior to joining RCM, Mr. Beckley was the Director of Research and Development for FTSE Group from 2000 until joining RCM in 2006.

Smith Breeden Associates, Inc.: Smith Breeden Associates, Inc. (Smith Breeden) located at 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27517, serves as a Sub-Adviser to the International Equity Fund. Tim Cunneen, CFA, a Senior Portfolio Manager, and Daniel Dektar, Chief Investment Officer, manage the portion of the International Equity Fund's assets allocated to Smith Breeden. Mr. Cunneen joined Smith Breeden in 1998 and has 14 years of investment experience. He has served as a portfolio manager at Smith Breeden for the past 5 years. Mr. Dektar joined Smith Breeden in 1986 and has 24 years of investment experience. He has served as the Chief Investment Officer at Smith Breeden for the past 5 years.

The SAI provides additional information about the portfolio managers' compensation, other accounts they manage and their ownership, if any, of securities in the Fund.

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PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Class I Shares of the Fund. The Fund offers Class I Shares only to financial institutions and intermediaries for their own or their customers' accounts.

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business.

Financial institutions and intermediaries may purchase Class I Shares by placing orders with the Fund's transfer agent (the Transfer Agent) or its authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Generally, cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund's procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund's view, is likely to engage in excessive trading (usually defined as four or more "round trips" in a fund in any twelve month period). For more information regarding the Fund's policy and procedures related to excessive trading, please see "Frequent Purchases and Redemptions of Fund Shares" below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares. These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund's procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution's or intermediary's procedures for transacting with the Fund. For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly. Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day the NYSE is open (a Business Day). The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day's NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

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PRICING OF FUND SHARES

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If such prices are not readily available or are determined to be unreliable, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund's Fair Value Procedures, as described below. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security's price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund's Fair Value Procedures.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or one of the Sub-Advisers, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service's prices will be reliable. SIMC or one of the Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund's administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or one of the Sub-Advisers, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund's Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

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Securities for which market prices are not "readily available" or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund's Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended, the security has been de-listed from a national exchange, the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer's industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

The Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its NAV. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant governmental actions, has occurred between the time of the security's last close and the time that the Fund calculates NAV. The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Fair Value Committee meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received

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earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded. In such event, SIMC or a Sub-Adviser makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

MINIMUM PURCHASES

To purchase Class I Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000. The Fund may accept investments of smaller amounts at its discretion.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

"Market timing" refers to a pattern of frequent purchases and sales of the Fund's shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders' holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Funds to incur unwanted taxable gains, and forcing the Funds to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements). Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading. These policies and procedures do not apply with respect to money market funds. The Transfer Agent will monitor trades in an effort to detect short-term trading activities. If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder's account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.  if the shareholder conducts four or more "round trips" in the Fund (other than a money market fund) in any twelve-month period. A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares. An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.  if the Fund determines, in its sole discretion, that a shareholder's trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund's policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders. When applying the Fund's policy, the Fund may consider (to the extent reasonably available) an investor's trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

16

SEI / PROSPECTUS

The Fund's monitoring techniques are intended to identify and deter short-term trading in the Fund. However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified. For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund's monitoring techniques. Operational or technical limitations may also limit the Fund's ability to identify short-term trading activity.

While it is the Fund's intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund's policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund's trading or exchange restrictions. The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans. The Fund's ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies. In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION AND ANTI-MONEY LAUNDERING PROGRAM

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. Accounts for the Fund are generally opened through other financial institutions or financial intermediaries. When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you. This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information. In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application). The Fund, however, reserves the right to close and/or liquidate your account at the then-current day's price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

17

SEI / PROSPECTUS

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under Federal law. The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts. If you have questions, call 1-800-DIAL-SEI. If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund's authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund's procedures and applicable law.

RECEIVING YOUR MONEY

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days. You may arrange for your proceeds to be wired to your bank account.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons. More information about this is in the SAI.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions. If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

18

SEI / PROSPECTUS

Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund's shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund's SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class I Shares, shareholder and administrative servicing fees, as a percentage of average daily net assets, may each be up to 0.25%.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website). Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in the Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund's policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

19

SEI / PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend. It is the Fund's policy to pay dividends at least once annually. The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements are satisfied by you and by the Fund. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund. The Fund will notify you if it makes such election.

More information about taxes is in the Fund's SAI.

20

SEI / PROSPECTUS

FINANCIAL HIGHLIGHTS

The table that follows presents performance information about Class I Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund, assuming you reinvested all of your dividends and distributions.

The information for the years ended September 30, 2006 and 2007 has been audited by KPMG LLP, an independent registered public accounting firm. Their report, along with the Fund's financial statements, appears in the annual report that accompanies the Fund's SAI. The information for the periods presented through September 30, 2005 has been audited by the Fund's previous independent auditors. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-DIAL-SEI.

FOR THE YEARS ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Securities		Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period
International Equity Fund
CLASS I
2007	$14.04	$0.25	(1)	$2.88	(1)	$3.13	$(0.45)	$(0.59)	$(1.04)	$16.13
2006	12.12	0.23	(1)	1.94	(1)	2.17	(0.25)	—	(0.25)	14.04
2005	9.81	0.14	(1)	2.38	(1)	2.52	(0.21)	—	(0.21)	12.12
2004	8.20	0.10	(1)	1.58	(1)	1.68	(0.07)	—	(0.07)	9.81
2003	6.93	0.09	(1)	1.20	(1)	1.29	(0.02)	—	(0.02)	8.20

	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets*		Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)**		Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)**		Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
International Equity Fund
CLASS I
2007	23.25%	$17,155	1.57	%(2)(3)	1.58	%(2)(3)	1.58	%(2)	1.66%	172%
2006	18.20	13,401	1.59	(2)	1.59	(2)	1.59	(2)	1.77	118
2005	25.86	7,952	1.49		1.49		1.49		1.28	80
2004	20.54	5,757	1.51		1.51		1.51		1.06	44
2003	18.65	2,061	1.53		1.53		1.57		1.15	87

* Includes Fees Paid Indirectly.

** The Fund may direct certain Fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the fiscal year ended September 30, 2007, can be found in the Statement of Operations section of the Fund's annual report.

† Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

(2) The expense ratio includes interest expense on reverse repurchase agreements. Had this expense been excluded, the ratios for Class I Shares would have been 1.49%.

(3) The expense ratio includes overdraft fees. Had this expense been excluded, the ratios for Class I Shares would have been 1.57%.

Amounts designated as "—" are either $0 or have been rounded to $0.

21

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2008 includes detailed information about the SEI Institutional International Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund's holdings and contain information from the Fund's managers about Fund strategies, and market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at: One Freedom Valley Drive Oaks, PA 19456

By Internet:	http://www.seic.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

SEI Institutional International Trust's Investment Company Act registration number is 811-05601.

SEI-F-108 (1/08)

SEI Institutional International Trust

Prospectus as of January 31, 2008

International Equity Fund
Class I

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SEI INSTITUTIONAL INTERNATIONAL TRUST

Class A Shares

Class A Shares of the Tax-Managed International Equity Fund are currently not being offered

PROSPECTUS

January 31, 2008

TAX-MANAGED INTERNATIONAL EQUITY FUND

Investment Adviser:

SEI INVESTMENTS MANAGEMENT CORPORATION

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

1

About This Prospectus

SEI Institutional International Trust is a mutual fund family that offers different classes of shares in separate investment portfolios.  The portfolios have individual investment goals and strategies and are designed primarily for institutional investors and financial institutions and their clients.  This prospectus gives you important information about the Class A Shares of the Tax-Managed International Equity Fund (the Fund) that you should know before investing.  Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information.  On the next page, there is some general information you should know about risk and return.  For more detailed information about the Fund, please see:

2

GLOBAL ASSET ALLOCATION

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies.  In addition to managing the Fund, SEI Investments Management Corporation (SIMC or the Adviser) constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies.  The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by the Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and the other funds.  The Fund may have extremely volatile returns.  Because of the historical lack of correlation among various asset classes, an investment in the Fund along with other funds representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility.  As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles:  asset allocation, portfolio structure, the use of managers and continuous portfolio management.  Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy.  SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class.  SIMC then oversees a network of managers who invest the assets of the Fund in distinct segments of the market or class represented by the Fund.  These managers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes.  Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates managers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

RISK/RETURN INFORMATION

The Fund is a mutual fund.  A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal.  The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each a Sub-Adviser and, together, the Sub-Advisers) who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goal.  SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund’s investment policies and guidelines.  SIMC also recommends the appointment of additional or replacement Sub-Advisers to the Fund’s Board of Trustees.  Still, investing in the Fund involves risk and there is no guarantee that a Fund will achieve its goal.  SIMC and the Sub-Advisers make judgments about securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance.  In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments.  A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds.  These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers.  These price movements, sometimes called volatility, may be greater or lesser depending on the types of

3

securities the Fund owns and the markets in which those securities trade.  The estimated level of volatility for the Fund is set forth in the Fund Summary that follows.  The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

INTERNATIONAL INVESTING

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

4

TAX-MANAGED INTERNATIONAL EQUITY FUND

Fund Summary

Investment Goal	Long-term capital appreciation

Share Price Volatility	Medium to high

Principal Investment Strategy	Utilizing multiple sub-advisers, the Fund minimizes the current tax impact on shareholders by buying and holding equity securities of foreign companies with lower dividend yields

Investment Strategy

Under normal circumstances, the Tax-Managed International Equity Fund will invest at least 80% of its net assets in equity securities.  The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States.  It is expected that at least 40% of the Fund’s assets will be invested in non-U.S. Securities.  The Fund will invest primarily in companies located in developed countries, but may also invest in securities of issuers located in emerging markets.  The Fund uses a multi-manager approach, relying upon a number of Sub-Advisers with differing investment philosophies to manage portions of the Fund’s portfolio under the general supervision of SIMC.  Generally, the Sub-Advisers attempt to minimize current taxes by using a “buy and hold” strategy, but they will also utilize such techniques as investing in companies that pay relatively low dividends; selling stocks with the highest tax cost first; and offsetting losses against gains where possible.  To protect against loss of value during periods of market decline, the Sub-Advisers may use a variety of hedging techniques, such as buying put options, selling index futures, short selling “against the box” and entering into equity swaps.

What are the Risks of Investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response.  In the case of foreign stocks, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in issuers located in foreign countries poses distinct risks since political and economic events unique to a country or region will affect those markets and their issuers.  These events will not necessarily affect the U.S. economy or similar issuers located in the United States.  In addition, investments in foreign countries are generally denominated in a foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments.  These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in

5

the issuer’s home country.  These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

The Fund may purchase shares of exchange-traded funds (ETFs) to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly.  ETFs are investment companies whose shares are bought and sold on a securities exchange.  ETFs invest in a portfolio of securities designed to track a particular market segment or index.  ETFs, like mutual funds, have expenses associated with their operation, including advisory fees.  When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.  The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.  In addition, because of ETF expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF.

Derivatives are instruments that derive their value from an underlying security, currency, financial asset or an index.  Examples of derivative instruments include futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of currencies and other instruments held by the Fund, and of the derivative instruments relating to those currencies and other instruments, may not be proportionate.  There may not be a liquid market for the Fund to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the underlying instruments to which they relate.  In addition, some derivative instruments are subject to counterparty risk.

Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund and the Fund will incur a loss if the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security. The Fund’s investment strategy of reinvesting proceeds received from selling securities short may effectively create leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

The Fund is also subject to the risk that developed international equity securities may underperform other segments of the equity markets or the equity markets as a whole.

The Fund is managed to minimize tax consequences to investors, but will likely earn taxable income and gains from time to time.

Performance Information

As of January 31, 2008, the Fund had not commenced operations, and did not have a performance history.

6

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (Expenses deducted from Fund assets)

	Class A Shares
Investment Advisory Fees	0.51%
Distribution (12b-1) Fees	None
Other Expenses	0.78	%*
Acquired Fund Fees and Expenses	0.00	%**
Total Annual Fund Operating Expenses	1.29	%***

*              Other expenses are based on estimated amounts for the current fiscal year.

**           Represents less than one basis point.  Acquired Fund Fees and Expenses (AFFE) reflect the estimated amount of the fees and expenses that will be incurred indirectly by the Fund through its investments in underlying funds during the current fiscal year.

***         The Fund’s actual total annual fund operating expenses are expected to be less than the amount shown above because the Adviser may waive a portion of the fees in order to keep total operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business) at a specified level.  The Adviser’s voluntary waiver is limited to the Fund’s direct operating expenses and, therefore, does not apply to indirect expenses incurred by the Fund, such as AFFE.  The Adviser may discontinue all or part of these waivers at any time.  With this fee waiver, the Fund’s actual total operating expenses are expected to be as follows:

Tax-Managed International Equity Fund — Class A Shares	1.28%

For more information about these fees, see “Investment Adviser and Sub-Advisers” and “Distribution of Fund Shares.”

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years
Tax-Managed International Equity Fund - Class A Shares	$131	$409

7

More Information About Fund Investments

This prospectus describes the Fund’s primary investment strategies.  However, the Fund may also invest in other securities, use other strategies and engage in other investment practices.  These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions.  During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives.  The Fund will do so only if SIMC or the Sub-Adviser believes that the risk of loss outweighs the opportunity for capital gains and higher income.  Of course, there is no guarantee that the Fund will achieve its investment goal.

Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more Sub-Advisers and recommends hiring or changing Sub-Advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the Sub-Advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, an SEC-registered adviser, located at One Freedom Valley Drive, Oaks, PA 19456, serves as the Adviser to the Fund.  As of December 31, 2007, SIMC had more than $91.3 billion in assets under management.  It is expected that SIMC will receive investment advisory fees (after fee waivers) of 0.51% of the average daily net assets of the Fund.

A discussion regarding the basis of the Board of Trustees’ approval of the Fund’s Investment Advisory and Sub-Advisory Agreements is available in the Fund’s annual report, which covers the period October 1, 2006 through September 30, 2007.

Sub-Advisers and Portfolio Managers

As of January 31, 2008, no Sub-Adviser has been approved to manage the Fund as the Fund is not currently operational.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called “redeem”) Class A Shares of the Fund.  The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.

8

For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

9

How to Purchase Fund Shares

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business.

Financial institutions and intermediaries may purchase Class A Shares by placing orders with the Fund’s transfer agent (the Transfer Agent) or its authorized agent.  Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems.  Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed.  However, in certain circumstances the Fund at its discretion may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law.  The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations.  This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in any twelve month period).  For more information regarding the Fund’s policy and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

When you purchase or sell Fund shares through certain financial institutions (rather than directly from the Fund), you may have to transmit your purchase and sale requests to these financial institutions at an earlier time for your transaction to become effective that day.  This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase and redemption requests for Fund shares.  These requests are executed at the net asset value per share (NAV) next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

If you deal directly with a financial institution or financial intermediary, you will have to follow the institution’s or intermediary’s procedures for transacting with the Fund.  For more information about how to purchase or sell Fund shares through these financial institutions, you should contact these financial institutions directly.  Investors may be charged a fee for purchase and/or redemption transactions effectuated through certain broker-dealers or other financial intermediaries.

The Fund is open for business each day that the NYSE is open (a Business Day).  The Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time).  So, for you to receive the current Business Day’s NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time.  The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

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When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  If such prices are not readily available or are determined to be unreliable, the Fund will value the security using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures, as described below.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  Prices for most securities held by the Fund are provided daily by recognized independent pricing agents.  If a security’s price cannot be obtained from an independent pricing agent, the Fund will value the securities using a bid price from at least one independent broker obtained by an independent, third-party pricing agent or using the Fund’s Fair Value Procedures.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or the Sub-Advisers, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or the Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Pricing Committee if it receives such notification from SIMC or the Sub-Advisers, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. The pricing services rely on a variety of information in making their determinations, particularly on prices of actual market transactions as well as on trader quotations. However, the services may also use a matrix system to determine valuations, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the Committee) designated by the Fund’s Board of Trustees.  The Fair Value Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

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Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Fund uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV.  The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares.  As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Fair Value Committee meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded.  In such event, SIMC or a Sub-Adviser

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makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

Minimum Purchases

To purchase Class A Shares for the first time, you must invest at least $100,000 in the Fund with minimum subsequent investments of at least $1,000.  The Fund may accept investments of smaller amounts at its discretion.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policy and procedure on behalf of the Fund to deter short-term trading.  These policy and procedures do not apply with respect to money market funds.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund (other than a money market fund) in any twelve-month period.  A round trip involves the purchase of shares of the Fund and subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request (including exchange requests) for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors

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seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

While it is the Fund’s intention that intermediaries trading in Fund shares will assist the Fund in enforcing the Fund’s policies, certain intermediaries may be unable or unwilling to effectively enforce the Fund’s trading or exchange restrictions.  The Fund will monitor trading activity coming from such intermediaries and take reasonable steps to seek cooperation from any intermediary through which the Fund believes short-term trading activity is taking place.

Certain of the SEI funds are sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary is required to collect documents, which will be used solely to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (or upon receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance

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Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

If you own your shares through an account with the Fund, you may sell your shares on any Business Day by following the procedures established when you opened your account or accounts.  If you have questions, call 1-800-DIAL-SEI.  If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.  Your financial institution or intermediary may charge a fee for its services.  The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

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Distribution of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund.  SIDCo. receives no compensation for distributing the Fund’s shares.

The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the SEI Funds. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You also can ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the internet at the following address: http://www.seic.com/holdings_home.asp. (the Portfolio Holdings Website).  Ten calendar days after each month end (the Disclosure Date), a list of the top ten portfolio holdings in the Fund as of the end of such month shall be made available on the Portfolio Holdings Website.  Subsequently, a list of all portfolio holdings in the Fund shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend.  It is the policy of the Fund to pay dividends at least once annually.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

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Taxes

Please consult your tax advisor regarding your specific questions about federal, state, local and foreign income taxes.  Below the Fund has summarized some important tax issues that affect the Fund and its shareholders.  This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any.  The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation.  If so, they are taxable whether or not you reinvest them.  Income distributions are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income.  Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund.  Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares.  Long-term capital gains are currently taxable at the maximum rate of 15%.  Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event.  Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as long-term gain or loss if the shares have been held for more than one year.  Capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of the Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolios of the Fund.

The Fund uses a tax management technique known as highest in, first out.  Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Fund may elect to pass through to you your pro rata share of foreign income taxes paid by the Fund.  The Fund will notify you if it makes such an election.

More information about taxes is in the Fund’s SAI.

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Financial Highlights

As of September 30, 2007, the Fund had not commenced operations.

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated January 31, 2008 includes detailed information about the SEI Institutional International Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

To Obtain an SAI or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:  Write to the Fund at:
One Freedom Valley Drive
Oaks, Pennsylvania 19456

By Internet:  http://www.seic.com

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From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the SEI Institutional International Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.  You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional International Trust’s Investment Company Act registration number is 811-05601.

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SEI INSTITUTIONAL INTERNATIONAL TRUST

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Investment Adviser:

SEI Investments Management Corporation

Sub-Advisers:

AllianceBernstein L.P.
Ashmore Investment Management Limited
AXA Rosenberg Investment Management LLC
BlackRock Financial Management, Inc.
The Boston Company Asset Management, LLC
Capital Guardian Trust Company
Emerging Markets Management, L.L.C.
Fidelity International Investment Advisors
Fuller & Thaler Asset Management, Inc.
ING Investment Management Advisors, B.V.
McKinley Capital Management, Inc.
PanAgora Asset Management, Inc.
Quantitative Management Associates LLC
Record Currency Management Limited
Rexiter Capital Management Limited
Smith Breeden Associates, Inc.
Stone Harbor Investment Partners LP

This Statement of Additional Information is not a Prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional International Trust (the "Trust"), and should be read in conjunction with the Trust's Prospectuses relating to the Class A Shares of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds, the Class A Shares of the Tax-Managed International Equity Fund, and the Class I Shares of the International Equity Fund, each dated January 31, 2008. Prospectuses may be obtained without charge by writing the Trust's distributor, SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

The Trust's financial statements for the fiscal year ended September 30, 2007, including notes thereto and the report of KPMG LLP thereon, are herein incorporated by reference from the Trust's 2007 Annual Report. A copy of the 2007 Annual Report must accompany the delivery of this Statement of Additional Information.

January 31, 2008

SEI-F-046 (1/08)

TABLE OF CONTENTS

THE TRUST	S-2

INVESTMENT OBJECTIVES AND POLICIES	S-2

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-8

American Depositary Receipts	S-8

Asset-Backed Securities	S-9

Brady Bonds	S-9

Commercial Paper	S-10

Dollar Rolls	S-10

Equity-Linked Warrants	S-10

Equity Securities	S-10

Eurobonds	S-12

Fixed Income Securities	S-12

Foreign Securities	S-14

Forward Foreign Currency Contracts	S-14

Futures and Options on Futures	S-17

High Yield Foreign Sovereign Debt Securities	S-18

Illiquid Securities	S-18

Interfund Lending and Borrowing Arrangements	S-18

Investment Companies	S-19

Loan Participations and Assignments	S-19

Money Market Securities	S-20

Mortgage-Backed Securities	S-20

Non-Diversification	S-22

Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-23

Obligations of Supranational Entities	S-23

Options	S-23

Pay-In-Kind Bonds	S-24

Privatizations	S-25

Put Transactions	S-25

Real Estate Investment Trusts	S-25

Receipts	S-26

Repurchase Agreements	S-26

Restricted Securities	S-26

Reverse Repurchase Agreements	S-27

Securities Lending	S-27

Short Sales	S-28

Sovereign Debt	S-28

Structured Securities	S-28

Swaps, Caps, Floors, Collars and Swaptions	S-29

U.S. Government Securities	S-30

Variable and Floating Rate Instruments	S-31

When-Issued and Delayed Delivery Securities	S-31

Yankee Obligations	S-31

Zero Coupon Securities	S-31

INVESTMENT LIMITATIONS	S-32

THE ADMINISTRATOR AND TRANSFER AGENT	S-37

THE ADVISER AND SUB-ADVISERS	S-38

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING	S-66

TRUSTEES AND OFFICERS OF THE TRUST	S-68

PROXY VOTING POLICIES AND PROCEDURES	S-72

PURCHASE AND REDEMPTION OF SHARES	S-73

TAXES	S-74

PORTFOLIO TRANSACTIONS	S-77

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-80

DESCRIPTION OF SHARES	S-80

LIMITATION OF TRUSTEES' LIABILITY	S-81

CODES OF ETHICS	S-81

VOTING	S-81

SHAREHOLDER LIABILITY	S-81

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-82

EXPERTS	S-83

CUSTODIAN	S-83

LEGAL COUNSEL	S-83

APPENDIX A — DESCRIPTION OF CORPORATE BOND RATINGS	A-1

THE TRUST

SEI Institutional International Trust (the "Trust") is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated June 28, 1988. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of units of beneficial interest ("shares") and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A and Class I shares may be offered which provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information ("SAI") relates to the following portfolios: International Equity, Emerging Markets Equity, International Fixed Income, Emerging Markets Debt and Tax-Managed International Equity Funds (each, a "Fund" and, together, the "Funds"), including all classes of the Funds. Shares of the Tax-Managed International Equity Fund are currently not being offered to shareholders.

The investment adviser, SEI Investments Management Corporation ("SIMC" or the "Adviser") and investment sub-advisers to the Funds (each, a "Sub-Adviser" and, together, the "Sub-Advisers") are referred to collectively as the "advisers."

INVESTMENT OBJECTIVES AND POLICIES

INTERNATIONAL EQUITY FUND—The International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest in companies located in emerging market countries.

Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored American Depositary Receipts ("ADRs") traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") or Global Depositary Receipts ("GDRs").

The Fund may invest up to 20% of its net assets in: foreign corporate government fixed income securities of different types and maturities, including mortgage-backed or other asset-backed securities; securities rated below investment grade; repurchase or reverse repurchase agreements; U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; options on futures contracts; and equity-linked warrants. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, and invest up to 15% of its net assets in illiquid securities. The Fund may also lend its securities to qualified borrowers and invest in shares of other investment companies, including securities issued by passive foreign investment companies. The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell securities (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

Due to its investments strategy the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund may purchase shares of exchange-traded funds ("ETFs") to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the Securities and Exchange Commission (the "SEC"), the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the Investment Company Act of 1940, as amended (the "1940 Act"), provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

EMERGING MARKETS EQUITY FUND—The Emerging Markets Equity Fund seeks to provide capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of emerging market issuers. The Fund will invest primarily in common stocks and other equity securities of foreign companies located in emerging market countries. The Fund normally maintains investments in at least six emerging market countries, and does not invest more than 35% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to include: companies the securities of which are principally traded in the capital markets of emerging market countries; companies that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or companies that are organized under the laws of, and have a principal office in, an emerging market country.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in debt securities, including up to 5% of its total assets in debt securities rated below investment grade. These debt securities will include debt securities of governmental and private issuers in emerging market countries. Bonds rated below investment grade are often referred to as "junk bonds." Such securities involve greater risk of default or price volatility than investment grade securities. The Fund may invest in certain debt securities issued by the governments of emerging market countries that are or may be eligible for conversion into investments in emerging market companies under debt conversion programs sponsored by such governments.

The Fund may invest up to 15% of its net assets in illiquid securities. The Fund's advisers believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Fund's capital appreciation potential. Investments in special situations may be liquid, as determined by the Fund's advisers based on criteria approved by the Board of Trustees. To the extent these investments are deemed illiquid, the Fund's investment in them will be subject to its 15% restriction on investment in illiquid securities.

The Fund may invest in shares of other investment companies, futures contracts, equity-linked warrants and purchase securities on a when-issued or delayed delivery basis. The Fund may also purchase and write options to buy or sell futures contracts, enter into swap transactions, including caps, collars, floors, total return swaps and swaptions, and lend its securities to qualified borrowers.

There is no restriction on the maturity of any single instrument held by the Fund. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

INTERNATIONAL FIXED INCOME FUND—The International Fixed Income Fund seeks to provide capital appreciation and current income. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities. The Fund will invest primarily in investment grade foreign government and corporate fixed income securities, as well as foreign mortgage-backed and/or asset-backed fixed income securities, of issuers located in at least three countries other than the United States.

The Fund will invest primarily in: (i) fixed income securities issued or guaranteed by a foreign government or one of its agencies, authorities, instrumentalities or political subdivisions; (ii) fixed income securities issued or guaranteed by supranational entities; (iii) fixed income securities issued by foreign or multinational corporations; (iv) convertible securities issued by foreign or multinational corporations; (v) fixed income securities issued by foreign banks or bank holding companies; (vi) asset-backed securities; and (vii) mortgage-backed securities. All such investments will be in investment grade securities denominated in various currencies, including the euro.

The Fund expects to be fully invested in the primary investments described above, but may invest in: obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); shares of other investment companies; swaps; options; futures; forward foreign currency contracts; and equity-linked warrants. The Fund may also purchase and write options to buy or sell futures contracts, purchase securities on a when-issued or delayed delivery basis, engage in short selling and currency transactions and lend its securities to qualified borrowers. The Sub-Advisers seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Sub-Advisers buy and sell securities (i.e., take long or short positions) using futures, foreign currency forward contracts and other derivatives. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may invest up to 15% of its net assets in illiquid securities. Furthermore, although the Fund will concentrate its investments in relatively developed countries, the Fund may invest up to 20% of its assets in investment-grade fixed income securities of issuers in, or denominated in the currencies of, developing countries or are determined by the advisers to be of comparable quality to such securities at the time of purchase. The Fund may also invest in securities rated below investment grade, bank loans and loan participation notes.

There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy or sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

EMERGING MARKETS DEBT FUND—The investment objective of the Emerging Markets Debt Fund is to maximize total return. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in fixed income securities of emerging market issuers. The Fund will invest primarily in U.S. dollar-denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing. The Fund's advisers consider emerging market issuers to be: companies the securities of which are principally traded in the capital markets of emerging market countries; companies that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; companies that are organized under the laws of and have a principal office in an emerging market country; or government issuers located in an emerging market country.

Fixed income securities of emerging market issuers in which the Fund may invest are U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities, including bonds, notes, bills, debentures, convertible securities, warrants, bank debt obligations, short-term paper, mortgage and other asset-backed securities, preferred stock, loan participations and assignments and interests issued by entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by emerging market issuers. The Fund may invest in Brady Bonds, which are debt securities issued by debtor nations to restructure their outstanding external indebtedness, and which comprise a significant portion of the emerging debt market.

The Fund's investments in high yield government, government-related and restructured debt securities will consist of: (i) debt securities or obligations issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries (including participations in loans between governments and financial institutions); (ii) debt securities or obligations issued by government-owned, controlled or sponsored entities located in emerging market countries (including participations in loans between governments and financial institutions); and (iii) interests in structured securities of issuers organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the entities described above (collectively, "High Yield Foreign Sovereign Debt Securities"). Even though many of these securities are issued by governmental issuers, they may still be considered junk bonds on account of the governmental issuer's poor credit rating. The Fund may also purchase investment grade obligations of the foregoing governmental issuers.

The Fund's investments in debt securities of corporate issuers in emerging market countries may include high yield or investment grade debt securities or other obligations issued by: (i) banks located in emerging market countries or by branches of emerging market country banks located in other emerging market countries; or (ii) companies organized under the laws of an emerging market country.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 10% of its total assets in: common stock; convertible securities; warrants; or other equity securities, when consistent with the Fund's objective. The Fund will generally hold such equity investments as a result of purchases of unit offerings of fixed-income securities which include such securities or in connection with an actual or proposed conversion or exchange of fixed income securities. The Fund may also enter into repurchase agreements and reverse repurchase agreements, may purchase when-issued and delayed-delivery securities, lend portfolio securities to qualified borrowers and invest in shares of other investment companies. The Fund may purchase restricted securities and may invest up to 15% of the value of its net assets in illiquid securities. The Fund may invest in options and futures for hedging purposes, and may enter into swaps or related transactions. The Fund may invest in receipts, zero coupon securities, pay-in-kind bonds, Eurobonds, dollar rolls, and deferred payment securities.

There is no minimum rating standard for the Fund's securities and the Fund's securities will generally be in the lower or lowest rating categories (including those below investment grade, commonly referred to as "junk bonds"). Information about "junk bonds" is provided under "Fixed Income Securities."

There is no limit on the percentage of the Fund's assets that may be invested in non-U.S. dollar-denominated securities. However, it is expected that the majority of the Fund's assets will be denominated in U.S. dollars.

There are no restrictions on the Fund's average portfolio maturity, or on the maturity of any specific security. Maturities may vary widely depending on the advisers' assessment of interest rate trends and other economic and market factors. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of its assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

TAX-MANAGED INTERNATIONAL EQUITY FUND—The Tax-Managed International Equity Fund seeks to provide long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities. The Fund will invest primarily in common stocks and other equity securities of issuers of all capitalization ranges that are located in at least three countries other than the United States. The Fund will invest primarily in companies located in developed countries, but may also invest in securities of issuers located in emerging market countries.

Securities of non-U.S. issuers purchased by the Fund will typically be listed on recognized foreign exchanges, but also may be purchased in over-the-counter markets, on U.S. registered exchanges, or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored EDRs, CDRs or GDRs.

The Fund expects to be fully invested in the primary investments described above, but may invest up to 20% of its net assets in: U.S. or non-U.S. cash reserves; money market instruments; swaps; options on securities and non-U.S. indices; futures contracts, including stock index futures contracts; and options on futures contracts. The Fund is permitted to acquire floating and variable rate securities, purchase securities on a when-issued or delayed delivery basis, invest up to 15% of its net assets in illiquid securities, lend its securities to qualified borrowers and invest in shares of other investment companies, including securities issued by passive foreign investment companies.

The Fund is designed for long-term taxable investors, including high net worth individuals. While the Fund seeks to maximize after-tax returns for its shareholders, the Fund is very likely to have taxable investment income and will likely realize taxable gains from time to time.

The Fund seeks to maximize after-tax returns for its shareholders in part by minimizing the taxes they incur in connection with the Fund's realization of investment income and capital gains. Taxable investment income will be minimized by investing primarily in lower yielding securities. If this strategy is carried out, the Fund can be expected to distribute relatively low levels of taxable investment income.

Realized capital gains will be minimized in part by investing primarily in established companies with the expectation of holding these securities for a period of years. The Fund's advisers will generally seek to avoid realizing short-term capital gains. When a decision is made to sell a particular appreciated security, the Fund will attempt to select for sale those share lots with holding periods sufficient to qualify for long-term capital gains treatment, and among those, the share lots with the highest cost basis. The Fund may, when prudent, sell securities to realize capital losses that can be used to offset realized capital gains.

To protect against price declines affecting securities with large unrealized gains, the Fund may use hedging techniques such as the purchase of put options, short sales "against the box," the sale of stock index futures contracts, and equity swaps. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. By using these techniques rather than selling such securities, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains under the current tax law. Although the Fund may utilize certain hedging strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may nonetheless be higher than that of other funds that do not follow a general policy of avoiding sales of highly-appreciated securities. There may be no bottom limit on the ratings of high-yield securities that may be purchased or held by the Fund.

For temporary defensive purposes, when the advisers determine that market conditions warrant, the Fund may invest up to 100% of its assets in U.S. dollar-denominated fixed income securities or debt obligations and the following domestic and foreign money market instruments: government obligations; certificates of deposit; bankers' acceptances; time deposits; commercial paper; short-term corporate debt issues and repurchase agreements; and may hold a portion of their assets in cash. In addition, the Fund may invest in the foregoing instruments and hold cash for liquidity purposes.

The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. Pursuant to an order issued by the SEC, the Fund may invest in iShares ETFs in excess of the limits set forth in Section 12(d)(1)(A) of the 1940 Act, provided that the Fund complies with the conditions of the SEC, as they may be amended, and any other applicable investment limitations.

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Objectives and Policies'' section and the associated risk factors. A Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. A Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by a Fund's stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund's objectives.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts ("ADRs"), as well as other "hybrid" forms of ADRs, including European Depositary Receipts ("EDRs"), Continental Depositary Receipts ("CDRs") and Global Depositary Receipts ("GDRs"), are certificates evidencing ownership of shares of a foreign issuer.

Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder's rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer's request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations. Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

Collateralized Debt Obligations. Collateralized debt obligations ("CDOs") are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (CLO) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset pass-throughs to be prepaid prior to their stated maturity.

BRADY BONDS—Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with a debt restructuring. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. In addition, they are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. Brady Bonds may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar-denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations which have the same maturity as the Brady Bonds. Certain interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is typically equal to between 12 and 18 months of rolling interest payments or, in the case of floating rate bonds, initially is typically equal to between 12 and 18 months rolling interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter with the balance of interest accruals in each case being uncollateralized. Payment of interest and (except in the case of principal collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.

Based upon current market conditions, a Fund would not intend to purchase Brady Bonds which, at the time of investment, are in default as to payment. However, in light of the residual risk of Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative. A substantial portion of the Brady Bonds and other sovereign debt securities in which the Emerging Markets Debt Fund invests are likely to be acquired at a discount, which involves certain additional considerations.

Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

DOLLAR ROLLS—"Dollar rolls" are transactions in which a Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. The difference between the sale price and the purchase price (plus any interest earned on the cash proceeds of the sale) is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. If a Fund enters into dollar roll transactions, the Fund will "cover" its position as required by the 1940 Act.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but SIMC or a Sub-Adviser, as applicable, selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Fund's investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate. The Funds purchase and sell equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the United States on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Funds may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Funds may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and, even if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are likely to be less liquid, may have limited market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EUROBONDS—A Eurobond is a fixed income security denominated in U.S. dollars or another currency and sold to investors outside of the country whose currency is used. Eurobonds may be issued by government or corporate issuers, and are typically underwritten by banks and brokerage firms from numerous countries. While Eurobonds typically pay principal and interest in Eurodollars and U.S. dollars held in banks outside of the United States, they may pay principal and interest in other currencies.

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers, but may also include structured securities that provide for participation interests in debt obligations. The market value of the fixed income securities in which a Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by a nationally recognized statistical rating organization ("NRSRO"), or, if not rated, are determined to be of comparable quality by SIMC or a Sub-Adviser, as applicable. See "Appendix A—Description of Corporate Bond Ratings" for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer's creditworthiness. Investment grade fixed income securities rated in the fourth highest category lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody's or BBB- by S&P or higher are considered by those rating agencies to be "investment grade" securities, although Moody's considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by a Fund is downgraded below investment grade, SIMC or the Sub-Adviser, as applicable, will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower rated bonds or non-investment grade bonds are commonly referred to as "junk bonds" or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities generally are not meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, SIMC or a Sub-Adviser, as applicable, could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, a Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating such Fund's net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and a Fund's net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value may decrease in a rising interest rate market, as will the value of a Fund's assets. If a Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely a Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. A Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Because the original issue discount earned by a Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization, or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuations in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

A Fund's investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, a Fund's investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. A Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party's profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by "rolling" it over prior to the originally scheduled settlement date.

The Funds may use currency instruments as part of a hedging strategy, as described below.

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of a Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. A Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. A Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. A Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency ("Position Hedging"). A Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. A Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. A Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. A Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a Fund's portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of a Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies.

In addition to the hedging transactions described above, the International Equity and International Fixed Income Funds may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

A Fund (except the International Equity and International Fixed Income Funds) will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described above. The International Equity and International Fixed Income Funds may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency.

The Funds may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between a Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, a Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction's notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Funds may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the "premium," but cannot lose more than this amount, plus related transaction costs. Thus, where a Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or "writer." If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer's position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Funds may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject a Fund to additional risk.

Risks.  Currency transactions are subject to risks that are different from those of other portfolio transactions. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they may limit any potential gain which might result should the value of such currency increase. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures are relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available.

If the International Equity and International Fixed Income Funds enter into currency transactions when they do not own assets denominated in that currency, the Funds' volatility may increase and losses on such transactions will not be offset by increases in the value of the Funds' assets.

Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to a Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that a Fund is engaging in proxy hedging. Suitable hedging transactions may not be available in all circumstances. Hedging transactions may also eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. If a Fund enters into a currency transaction, the Fund will "cover" its position as required by the 1940 Act.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or currency at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act. A Fund may use futures contracts and related options for either hedging purposes or risk management purposes, as permitted by its stated investment policies, except that the International Fixed Income Fund may buy and sell currencies using futures and related options for purposes other than hedging and risk management. Instances in which a Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position as required by the 1940 Act. A Fund may also "cover" its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may "cover" its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may also "cover" its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also "cover" its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may "cover" its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also "cover" its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and options on futures including the following: (1) the success of a hedging strategy may depend on the ability of SIMC or a Sub-Adviser, as applicable, to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES—The Emerging Markets Debt Fund may purchase High Yield Foreign Sovereign Debt Securities. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, and its government's policy towards the International Monetary Fund, the World Bank and other international agencies. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees (the "Board"). Despite such good faith efforts to determine fair value prices, a Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, SIMC or a Sub-Adviser, as applicable, determines the liquidity of a Fund's investments. In determining the liquidity of the Fund's investments, SIMC or a Sub-Adviser, as applicable, may consider various factors, including: (1) the frequency and volume of trades and quotations; (2) the number of dealers and prospective purchasers in the marketplace; (3) dealer undertakings to make a market; and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Funds to participate in an interfund lending program (the "Program") with all other funds advised by SIMC ("SEI Funds"). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Currently, the Program has not yet been implemented. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements ("Repo Rate"), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings ("Bank Loan Rate"). The Bank Loan Rate will be determined using a formula approved by the SEI Funds' Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. Each Fund's participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program SIMC will administer the Program according to procedures approved by the SEI Funds' Board. In addition, the Program will be subject to oversight and periodic review by the Board of Trustees.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts ("REITs") represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. Generally, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. The Trust and SIMC have obtained an order from the SEC that permits the Funds to invest their uninvested cash and cash collateral from securities lending activities in one or more affiliated investment companies, which complies with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. A Fund may invest in investment companies managed by SIMC or a Fund's Sub-Adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

The Funds are prohibited from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(G) or Section 12(d)(1)(F) of the 1940 Act.

Because of restrictions on direct investment by U.S. entities in certain countries, investment in other investment companies may be the most practical or only manner in which an international and global fund can invest in the securities markets of those countries. A Fund also may incur tax liability to the extent it invests in the stock of a foreign issuer that constitutes a passive foreign investment company.

Exchange-Traded Funds. Exchange-traded funds ("ETFs") are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An "index-based ETF" seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member ("intermediary bank"). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank, (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When a Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the Funds' advisers based on criteria approved by the Board of Trustees.

MONEY MARKET SECURITIES—Money market securities include: short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as S&P or Moody's, or determined by SIMC or a Sub-Adviser, as applicable, to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see Appendix A to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages. Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

There is a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by

Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

Commercial Mortgage-Backed Securities ("CMBS"). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or "balloon" is due and is repaid through the attainment of an additional loan of sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Adjustable Rate Mortgage Securities ("ARMS"). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Parallel Pay Securities; PAC Bonds. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Pfandbriefe. A Pfandbriefe is a fixed-term, fixed-rate bond issued by a German mortgage bank or a public-sector bank to finance secured real estate loans or public sector loans. Although Pfandbriefe are collateralized securities, the issuer assumes all of the prepayment risk.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security's actual average life.

NON-DIVERSIFICATION—The International Fixed Income and Emerging Markets Debt Funds are non-diversified investment companies, as defined in the 1940 Act, which means that a relatively high percentage of their assets may be invested in the obligations of a limited number of issuers. The value of shares of the Funds may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Funds intend to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Code, which requires that the Funds be diversified (i.e., not invest more than 5% of their assets in the securities in any one issuer) as to 50% of their assets.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—The Funds may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers' Acceptances. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section "Illiquid Securities."

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section "Illiquid Securities."

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Obligations of supranational entities may be purchased by the Emerging Markets Equity and Emerging Markets Debt Funds.

OPTIONS—A Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered" as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be "covered" as required by the 1940 Act.

Each Fund may trade put and call options on securities, securities indices and currencies, as SIMC or a Sub-Adviser, as applicable, determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations as set forth below. See "Investment Limitations."

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write (i.e., sell) "covered" call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PRIVATIZATIONS—Privatizations are foreign government programs for selling all or part of the interests in government owned or controlled enterprises. The ability of a U.S. entity to participate in privatizations in certain foreign countries may be limited by local law, or the terms on which a Fund may be permitted to participate may be less advantageous than those applicable for local investors. There can be no assurance that foreign governments will continue to sell their interests in companies currently owned or controlled by them or that privatization programs will be successful.

PUT TRANSACTIONS—The International Fixed Income Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which the SIMC or the Sub-Adviser, as applicable, believes present minimum credit risks, and SIMC or the Sub-Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to that particular Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

REAL ESTATE INVESTMENT TRUSTS—Real estate investment trusts ("REITs") are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. The Emerging Markets Debt Fund may not invest in REITs.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include "Treasury Receipts" ("TRs"), "Treasury Investment Growth Receipts" ("TIGRs"), "Liquid Yield Option Notes" ("LYONs") and "Certificates of Accrual on Treasury Securities" ("CATS"). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities ("STRIPS") (see "U.S. Treasury Obligations") are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by SIMC or a Sub-Adviser, as applicable. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. SIMC or a Sub-Adviser, as applicable, monitors compliance with this requirement, as well as the ongoing financial condition and creditworthiness of the counterparty. Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of SIMC or a Sub-Adviser, as applicable, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Permitted investments for the Funds include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to a Fund's limitation on investing in illiquid securities. The determination of whether a restricted security is illiquid is to be made by an adviser pursuant to guidelines adopted by the Trust's Board of Trustees. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the advisers intend to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS—Certain Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Reverse repurchase agreements are transactions in which a Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by a Fund may increase the Fund's volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to a Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when a Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

SECURITIES LENDING—Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to SIMC, a Sub-Adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES—Short sales may be used by a Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. A Fund may engage in short sales that are either "against the box" or "uncovered." A short sale is "against the box" if at all times during which the short position is open, a Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to a Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise "cover" the Fund's short position as required by the 1940 Act.

SOVEREIGN DEBT—The Emerging Markets Debt Fund may invest in sovereign debt securities. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

As a result of the foregoing or other factors, a governmental obligor may default on its obligations. If such an event occurs, the Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

STRUCTURED SECURITIES—The Emerging Markets Debt Fund may invest a portion of its assets in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations of emerging market issuers. This type of restructuring involves the deposit with, or purchase by, an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans or Brady Bonds) and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to Structured Securities is dependent on the extent of the cash flow on the underlying instruments. Because Structured Securities of the type in which the Fund anticipates it will invest typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. The Fund is permitted to invest in a class of Structured Securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated

Structured Securities typically have higher yields and present greater risks than unsubordinated Structured Securities. Structured Securities are typically sold in private placement transactions, and there currently is no active trading market for Structured Securities. Certain issuers of such structured securities may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in such securities may be limited by certain investment restrictions contained in the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the "underlying") and a predetermined amount (referred to as the "notional amount"). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party's obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

A Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, a Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

Certain Funds may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value ("par value") of the underlying in exchange for the underlying. If a Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if a Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. A Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a "master agreement." In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, a Fund would calculate the obligations of the swap agreements' counterparties on a "net basis." Consequently, a Fund's current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the "net amount"). A Fund's current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund's total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from a Fund. This is true whether these derivative products are used to create additional risk exposure for a Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement a Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. A Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to a Fund, these derivative products are subject to risks related to the counterparty's creditworthiness. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, a Fund may have contractual remedies under the swap agreement.

A Fund will enter into swaps only with counterparties that SIMC or the Sub-Advisers, as applicable, believe to be creditworthy. In addition, a Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise "cover" its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if SIMC or a Sub-Adviser, as applicable, deems it appropriate. When a Fund purchases when-issued or delayed delivery securities, it will "cover" its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received "phantom income" annually. Because a Fund will distribute its "phantom income" to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer's option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, a Fund will "cover" its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation. A Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security's maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by a Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. A Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Funds. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess of deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of each Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of outstanding shares" means the vote of: (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each of the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds may not:

  1.  Purchase securities of an issuer if it would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time. This investment limitation does not apply to the Emerging Markets Debt or International Fixed Income Funds.

  2.  Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  3.  Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  4.  Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  5.  Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  6.  Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

  7.  With respect to the International Fixed Income Fund, acquire more than 10% of the voting securities of any one issuer.

The Tax-Managed International Equity Fund may not:

  1.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

  2.  Purchase any securities which would cause more than 25% of its total assets to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  3.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

  4.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

  5.  Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

  6.  Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a fund security.

  7.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies and may be changed by each Fund's Board of Trustees without a vote of shareholders.

Each of the International Equity, Emerging Markets Equity, Emerging Market Debt and Tax-Managed International Equity Funds may not:

  1.  Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

  2.  Invest in companies for the purpose of exercising control.

  3.  Purchase securities on margin or effect short sales, except that each Fund may: (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

  4.  Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

  5.  Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

  6.  With respect to 75% of its total assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This limitation does not apply to the Emerging Markets Debt or Tax-Managed International Equity Funds.

  7.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This limitation does not apply to the Tax-Managed International Equity Fund.

  8.  Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. To the extent its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before a Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required. This limitation does not apply to the Tax-Managed International Equity Fund.

  9.  Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities. This limitation does not apply to the Tax-Managed International Equity Fund.

  10.  Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts. This limitation does not apply to the Tax-Managed International Equity Fund.

  11.  Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC. This limitation does not apply to the Tax-Managed International Equity Fund.

  12.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases. This limitation does not apply to the Tax-Managed International Equity Fund.

  13.  With respect to the International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the International Equity Fund's shareholders.

  14.  With respect to the Emerging Markets Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities of emerging market issuers. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Emerging Markets Equity Fund's shareholders.

  15.  With respect to the Emerging Markets Debt Fund, invest less than 80% of its net assets, under normal circumstances, in fixed income securities of emerging markets issuers. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Emerging Markets Debt Fund's shareholders.

  16.  With respect to the Tax-Managed International Equity Fund, invest less than 80% of its net assets, under normal circumstances, in equity securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the Tax-Managed International Equity Fund's shareholders.

    The International Fixed Income Fund may not:

  1.  Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

  2.  Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Fund. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce the income of the Fund.

  3.  Pledge, mortgage or hypothecate assets except to secure temporary borrowings as described in its Prospectus in aggregate amounts not to exceed 10% of the net assets of such Fund taken at current value at the time of the incurrence of such loan.

  4.  Make loans, except that the Fund may: (i) enter into repurchase agreements, provided that repurchase agreements and time deposits maturing in more than seven days, and other illiquid securities, including securities which are not readily marketable or are restricted, are not to exceed, in the aggregate, 10% of the Fund's total assets; (ii) engage in securities lending as described in its Prospectus and in the Statement of Additional Information; and (iii) purchase or hold debt securities in accordance with its investment objectives and policies.

  5.  Invest in companies for the purpose of exercising control.

  6.  Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investments, the Fund may purchase obligations issued by companies which invest in real estate, commodities or commodities contracts.

  7.  Make short sales of securities, maintain a short position or purchase securities on margin, except as described in the Prospectus and except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

  8.  Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of money market funds. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total Fund assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. A Fund's purchase of such investment company securities results in the bearing of expenses such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

  9.  Issue senior securities (as defined in the 1940 Act), except in connection with permitted borrowing as described in the Prospectus and this Statement of Additional Information or as permitted by rule, regulation or order of the SEC.

  10.  Invest in interests in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

  11.  Invest more than 10% of its net assets in illiquid securities.

  12.  Invest less than 80% of its net assets, under normal circumstances, in fixed income securities. This non-fundamental policy may be changed by the Board of Trustees with at least 60 days' notice to the International Fixed Income Fund's shareholders.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be held by the fund.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company's net assets in an industry or group of industries, with certain exceptions.

For purposes of the industry concentration limitations discussed above, these definitions apply to each Fund, and for purposes of the Tax-Managed International Equity Fund, these limitations form part of the fundamental limitation: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational agencies will be deemed to be issuers conducting their principal business activities in the same industry; and (iv) governmental issuers within a particular country will be deemed to be conducting their principal business in the same industry.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. Each Fund's non-fundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund's ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have adopted a fundamental policy that would permit direct investment in real estate. However, the International Equity, Emerging Markets Equity, International Fixed Income and Emerging Markets Debt Funds have a non-fundamental investment limitation that prohibits them from investing directly in real estate. This non-fundamental policy may be changed only by vote of each Fund's Board of Trustees.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Funds (the "Transfer Agent"). SIMC, a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator and Transfer Agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days' written notice to the Administrator; or (b) by the Administrator on not less than 90 days' written notice to the Trust.

If operating expenses of any Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code. The term "expenses" is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

For each Fund, the following table shows: (i) the dollar amount of fees paid to the Administrator by the Funds; and (ii) the dollar amount of the Administrator's voluntary fee waiver for the fiscal years ended September 30, 2005, 2006 and 2007:

	Net Fees Paid (000)			Fees Waived (000)
Fund	2005	2006	2007	2005	2006	2007
International Equity Fund	$13,431	$15,102	$17,251	$0	$0	$0
Emerging Markets Equity Fund	$7,536	$8,724	$9,964	$0	$0	$0
International Fixed Income Fund	$5,750	$5,051	$4,951	$0	$0	$0
Emerging Markets Debt Fund	$5,803	$5,797	$5,862	$0	$0	$0
Tax-Managed International Equity Fund	*	*	*	*	*	*

*  Not in operation during such period.

THE ADVISER AND SUB-ADVISERS

General. SIMC serves as the investment adviser for the Funds. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968 and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than 9 investment companies, including more than 77 funds, with more than $91.3 billion in assets under management as of December 31, 2007.

Manager of Managers Structure. SIMC operates as a "manager of managers." SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Trust's Board of Trustees, to retain sub-advisers unaffiliated with SIMC for the Funds without submitting the sub-advisory agreements to a vote of the Funds' shareholders. Among other things, the exemptive relief permits the disclosure of only the aggregate amount payable by SIMC under all such sub-advisory agreements for each Fund. The Funds will notify shareholders in the event of any addition or change in the identity of its sub-advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Funds' assets among sub-advisers, monitors and evaluates sub-adviser performance, and oversees sub-adviser compliance with the Funds' investment objectives, policies and restrictions. SIMC has the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements.  The Trust and SIMC have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Funds and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Board of Trustees, the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The sub-advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each sub-adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any sub-adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of that Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to a Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days' written notice to the Trust.

Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.51% of the International Equity Fund's average daily net assets, 1.05% of the

Emerging Markets Equity Fund's average daily net assets, 0.85% of the Emerging Markets Debt Fund's average daily net assets, 0.15% of the International Fixed Income Fund's average daily net assets and 0.51% of the Tax-Managed International Equity Fund's average daily net assets.

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

For each Fund, the following table shows: (i) the dollar amount of fees paid to SIMC by each Fund; and (ii) the dollar amount of SIMC's voluntary fee waivers for the fiscal years ended September 30, 2005, 2006 and 2007:

	Net Fees Paid (000)				Fee Waivers (000)
Fund	2005	2006		2007	2005	2006		2007
International Equity Fund	$15,072		$16,947	$19,359	$0		$0	$0
Emerging Markets Equity Fund	$11,101		$12,874	$14,919	$1,073		$1,218	$1,177
International Fixed Income Fund	$1,438		$1,263	$1,238	$0		$0	$0
Emerging Markets Debt Fund	$3,687		$3,839	$3,920	$3,902		$3,741	$3,745
Tax-Managed International Equity Fund	*	$	*	*	*	$	*	*

*  Not in operation during such period.

The Sub-Advisers

ALLIANCEBERNSTEIN L.P.—AllianceBernstein L.P. ("AllianceBernstein"), serves as a sub-adviser to a portion of the assets of the International Fixed Income, Emerging Markets Equity and International Equity Funds. AllianceBernstein is a Delaware limited partnership of which AllianceBernstein Corporation (formerly known as Alliance Capital Management Corporation), an indirect wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"), is a general partner. AXA Financial is a wholly-owned subsidiary of AXA.

ASHMORE INVESTMENT MANAGEMENT LIMITED—Ashmore Investment Management Limited ("Ashmore") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. Ashmore is an indirectly wholly-owned subsidiary of Ashmore Group plc.

AXA ROSENBERG INVESTMENT MANAGEMENT LLC—AXA Rosenberg Investment Management LLC ("AXA Rosenberg") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity and International Equity Funds. AXA Rosenberg is a wholly-owned subsidiary of AXA Rosenberg Group LLC. AXA Rosenberg is a limited liability company and was founded in 1985.

BLACKROCK FINANCIAL MANAGEMENT, INC.—BlackRock Financial Management, Inc. ("BFM") serves as a sub-adviser to a portion of the assets of the International Fixed Income Fund. BFM is an indirect, wholly-owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. holds an approximate 49% interest in BlackRock, Inc. and The PNC Financial Services Group holds a 34% stake. The remaining 17% is held by employees and the public (NYSE: BLK).

THE BOSTON COMPANY ASSET MANAGEMENT, LLC—The Boston Company Asset Management, LLC ("The Boston Company") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. The Boston Company is a wholly-owned indirect subsidiary of Mellon Financial Corporation.

CAPITAL GUARDIAN TRUST COMPANY—Capital Guardian Trust Company ("CGTC") serves as a sub-adviser to a portion of the assets of the International Equity Fund. CGTC is a wholly-owned subsidiary of Capital Group International, Inc., which in turn is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC was founded in 1968 and is a registered investment adviser.

EMERGING MARKETS MANAGEMENT, L.L.C.—Emerging Markets Management, L.L.C. ("EMM") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. EMM is majority-owned by its managing shareholder, Emerging Markets Investors Corporation ("EMI"). EMI, in turn, is majority-owned by Antoine van Agtmael and Michael Duffy.

FIDELITY INTERNATIONAL INVESTMENT ADVISORS—Fidelity International Investment Advisors ("FIIA") serves as a sub-adviser to a portion of the assets of the International Fixed Income Fund. FIIA has engaged its affiliate, Fidelity International Investment Advisors (UK) Limited ("FIIA UK") to provide certain advisory services to the International Fixed Income Fund. FIIA is a wholly owned subsidiary of Fidelity International Limited ("FIL") and FIIA UK is a wholly owned subsidiary of Fidelity Investment Management Limited, which is itself a wholly owned subsidiary of FIL. FIL is a privately owned investment management firm that was incorporated in Bermuda in January, 1969.

FULLER & THALER ASSET MANAGEMENT, INC.—Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Fuller & Thaler is 48% controlled by Russell J. Fuller, the firm's Founder, President and Chief Investment Officer. Fuller & Thaler was founded in 1993.

ING INVESTMENT MANAGEMENT ADVISORS, B.V.—ING Investment Management Advisors, B.V. ("IIMA") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. IIMA, a Netherlands corporation, was founded in 1896 and became an investment advisory company in 1991. IIMA is an indirect, wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments, LLC.

MCKINLEY CAPITAL MANAGEMENT, INC.—McKinley Capital Management, Inc. ("McKinley Capital") serves as a sub-adviser to a portion of the assets of the International Equity Fund. McKinley Capital was founded in 1990 and is wholly-owned by its employees.

PANAGORA ASSET MANAGEMENT, INC.—PanAgora Asset Management, Inc. ("PanAgora") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. PanAgora, a Delaware Corporation founded in 1985, is independently owned and operated by Putnam Investments and Nippon Life Insurance ("NLI"). Putnam Investments, the majority owner, owns 80% of voting shares, and NLI owns the remaining 20% of voting shares.

QUANTITATIVE MANAGEMENT ASSOCIATES LLC—Quantitative Management Associates LLC ("QMA") serves as a sub-adviser to a portion of the assets of the International Equity Fund. QMA is a direct wholly-owned subsidiary of Prudential Investment Management, Inc., a wholly-owned subsidiary of Prudential Asset Management Holding Company, LLC, which, in turn, is wholly-owned by Prudential Financial, Inc. QMA is a New Jersey limited liability company that was formed in 2003.

RECORD CURRENCY MANAGEMENT LIMITED—Record Currency Management Limited ("RCM") serves as a sub-adviser to a portion of the assets of the International Equity and International Fixed Income Funds. RCM is a private limited company (United Kingdom) founded in 1983 and is a 100% directly-owned subsidiary of N.P. Record Limited. N.P. Record Limited is 37.25% owned by Neil P. Record.

REXITER CAPITAL MANAGEMENT LIMITED—Rexiter Capital Management Limited ("Rexiter") serves as a sub-adviser to a portion of the assets of the Emerging Markets Equity Fund. Rexiter was founded in 1997 and is 75% owned by State Street Global Alliance, LLC and 25% owned by its employees. State Street Global Alliance, LLC is 51% beneficially owned by State Street Corporation and 49% by ABP (the pension fund for Dutch State employees).

SMITH BREEDEN ASSOCIATES, INC.—Smith Breeden Associates, Inc. ("Smith Breeden") serves as a sub-adviser to a portion of the assets of the International Equity Fund. Smith Breeden is a Kansas sub-chapter S corporation and has remained an independent and majority employee-owned firm since its 1982 inception.

STONE HARBOR INVESTMENT PARTNERS LP—Stone Harbor Investments Partners LP ("Stone Harbor") serves as a sub-adviser to a portion of the assets of the Emerging Markets Debt Fund. Stone Harbor is a Delaware limited partnership founded in 2005 and is 100% employee owned.

Sub-Advisory Fees.  For each Fund, the following table shows: (i) the dollar amount of fees paid to the sub-advisers by SIMC; and (ii) the dollar amount of the Sub-Advisers' voluntary fee waivers for the fiscal years ended September 30, 2005, 2006 and 2007:

	Sub-Advisory Fees Paid (000)			Sub-Advisory Fees Waived (000)
Fund	2005	2006	2007	2005	2006	2007
International Equity Fund	$9,203	$9,703	$10,638	$0	$0	$0
Emerging Markets Equity Fund	$5,681	$6,771	$7,887	$0	$0	$0
International Fixed Income Fund	$1,302	$1,102	$1,258	$0	$0	$0
Emerging Markets Debt Fund	$3,708	$3,921	$3,594	$0	$0	$0
Tax-Managed International Equity Fund	*	*	*	*	*	*

*  Not in operation during such period.

Portfolio Management

AllianceBernstein

Compensation. SIMC pays AllianceBernstein a fee based on the assets under management of the International Fixed Income, Emerging Markets Equity and International Equity Funds as set forth in an investment sub-advisory agreement between AllianceBernstein and SIMC. AllianceBernstein pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income, Emerging Markets Equity and International Equity Funds. The following information relates to the period ended September 30, 2007.

AllianceBernstein's compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for AllianceBernstein's clients. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in the level of assets under management. Investment professionals' annual compensation is comprised of the following:

(i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year, and hence, is not particularly sensitive to performance.

(ii) Discretionary incentive compensation in the form of an annual cash bonus:  AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. Performance is calculated on a pre-tax basis and is measured over a quarterly period. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of Alliance Bernstein's leadership criteria.

(iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"):  AllianceBernstein's overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment.

Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

Ownership of Fund Shares. As of the end of the International Fixed Income, Emerging Markets Equity and International Equity Funds' most recently completed fiscal year, AllianceBernstein's portfolio managers did not beneficially own any shares of the International Fixed Income, Emerging Markets Equity and International Equity Funds.

Other Accounts. As of September 30, 2007, in addition to the International Fixed Income, Emerging Markets Equity and International Equity Funds, AllianceBernstein's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager ^	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Global Value Investment Policy Group (Sharon E. Fay, Kevin F. Simms, Giulio Martini and Henry D'Auria)	47		$42,742,000,000	83		$29,485,000,000	598		$110,659,000,000
	2	*	$5,610,000,000	4	*	$796,000,000	88	*	$15,766,000,000
Emerging Markets Growth Team (Stephen Beinhacker, Michael Levy, Manish Singhai and Jean-Francois Van de Walle)	15		$5,261,000,000	11		$4,403,000,000	38		$2,474,000,000
	N/A		N/A	N/A		N/A	16	*	$1,403,000,000
Global Fixed Income Team (Douglas J. Peebles, Noriko Miyoshi, Andrew Aran and Scott DiMaggio)	7		$1,755,000,000	12		$9,608,000,000	128		$25,095,000,000
	N/A		N/A	N/A		N/A	4	*	$2,609,000,000

*  Accounts listed above are subject to a performance-based advisory fee

^  Only the members of each committee with the most significant responsibilities for the day-to-day management of each Fund are listed.

Conflicts of Interest.  AllianceBernstein has developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above-mentioned policies and oversight monitoring to ensure that all clients are treated equitably.

Employee Personal Trading.  AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase, 401K/profit sharing plan investment and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code of Ethics and Business Conduct also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients. The investment professional or investment professional teams for the International Fixed Income, Emerging Markets Equity and International Equity Funds have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Potential conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. Accordingly, AllianceBernstein has compliance policies and oversight to manage these conflicts.

Allocating Investment Opportunities. In addition, the investment professionals may have to decide how to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as cash position, tax status, risk tolerance and investment restrictions or for other reasons. Potential conflicts of interest may also occur when AllianceBernstein would have an incentive, such as a performance-based management fee, relating to an account. An investment professional may devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to the account for which AllianceBernstein could share in investment gains. As noted above, AllianceBernstein has procedures designed to ensure that information relevant to investment decisions is disseminated fairly and investment opportunities are allocated equitably among different clients.

Ashmore

Compensation. SIMC pays Ashmore a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Ashmore and SIMC. Ashmore pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2007.

Ashmore's investment professionals are compensated by fixed annual salaries, as well as by performance-based annual bonuses determined at the discretion of Ashmore's Managing Director and in the case of the Managing Director himself, at the discretion of the Remuneration Committee of the Board of Directors of the ultimate parent company, Ashmore Group plc. The performance on which bonuses are based is calculated on pre-tax returns for a one year period. This involves a thorough and on-going assessment of the individual's performance and contribution to Ashmore's profitability. This assessment is performed on a continuous basis as well as part of a formal annual review. Ashmore's investment professionals may also be granted access to equity in the business through shares, equity options and other earned-in mechanisms.

Ownership of Fund Shares. As of the end of the Emerging Markets Debt Fund's most recently completed fiscal year, Ashmore's investment professionals did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of September 30, 2007, in addition to the Emerging Markets Debt Fund, Ashmore's Investment Committee was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Mark Coombs, Jules Green, Seumas Dawes and Jerome Booth	1	$424,238,000	23		$21,839,520,000	14		$10,347,730,000
	N/A	N/A	19	*	$20,328,670,000	3	*	$1,192,566,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. Ashmore's management of Other Accounts may give rise to potential conflicts of interest in connection with its management of the Emerging Markets Debt Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts managed by Ashmore's portfolio managers include other pooled emerging markets debt funds. The Other Accounts might have similar investment objectives to the Emerging Markets Debt Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Debt Fund. While Ashmore's management of Other Accounts may give rise to the following potential conflicts of interest, Ashmore does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Ashmore believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Ashmore's day-to-day management of the Emerging Markets Debt Fund. Because of its position with the Emerging Markets Debt Fund, Ashmore's investment professionals know the size, timing, and possible market impact of Emerging Markets Debt Fund trades. It is theoretically possible that Ashmore's investment professionals could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Debt Fund. However, Ashmore has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of Ashmore's management of the Emerging Markets Debt Fund and Other Accounts which, in theory, may allow them to aggregate and allocate investment opportunities in a way that could favor Other Accounts over the Emerging Markets Debt Fund. This conflict of interest may be exacerbated to the extent that Ashmore receives or expects to receive greater compensation from their management of the Other Accounts than from the Emerging Markets Debt Fund. Notwithstanding this theoretical conflict of interest, it is Ashmore's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Ashmore has adopted policies and procedures reasonably designed to aggregate and allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while Ashmore may decide to buy securities for one or more Other Accounts that differ in identity or quantity from securities bought for the Emerging Markets Debt Fund, such securities might not be suitable for the Emerging Markets Debt Fund given its investment objectives and related restrictions.

AXA Rosenberg

Compensation. SIMC pays AXA Rosenberg a fee based on the assets under management of the Emerging Markets Equity and International Equity Funds as set forth in an investment sub-advisory agreement between AXA Rosenberg and SIMC. AXA Rosenberg pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity and International Equity Funds. The following information relates to the period ended September 30, 2007.

AXA Rosenberg compensates Dr. Ricks for his management of the Emerging Markets Equity and International Equity Funds. His compensation consists of base salary, bonus and deferred compensation. All compensation components are fixed and are not based on the performance of the Emerging Markets Equity and International Equity Funds.

AXA Rosenberg's investment professionals' total compensation is determined through a subjective process that evaluates numerous quantitative and qualitative factors, including AXA Rosenberg's overall profitability. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account. Among the factors included in this annual assessment are: (i) contribution to business results and overall business strategy; (ii) success of marketing/business development efforts and client servicing; and (iii) the relative investment performance of portfolios (although there are no specific benchmarks or periods of time used in measuring performance). Furthermore, an investment professional's seniority/length of service with the firm and management and supervisory responsibilities are relevant to compensation decisions.

Ownership of Fund Shares. As of the end of the Emerging Markets Equity and International Equity Funds most recently completed fiscal year, Dr. Ricks did not beneficially own any shares of the Emerging Markets Equity or International Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the Emerging Markets Equity and International Equity Funds, Dr. Ricks was responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies			Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
William E. Ricks	19		$6,048,630,311	16		$3,692,413,842	167		$31,781,116,042
	10	*	$2,406,319,350	1	*	$17,474,303	33	*	$10,391,515,547

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with the management of the Emerging Markets Equity and International Equity Funds' investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include Constellation International Equity Fund, Laudus Rosenberg International Small Cap Fund, Laudus Rosenberg International Equity Fund, Laudus Rosenberg International Discovery Fund and Laudus Rosenberg Global Long/Short Equity Fund. The Other Accounts might have similar investment objectives to the Emerging Markets Equity and International Equity Funds or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity and International Equity Funds. While the portfolio manager's management of Other Accounts may give rise to the following potential conflicts of interest, AXA Rosenberg does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, AXA Rosenberg believes it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Emerging Markets Equity and International Equity Funds. Because of the portfolio manager's position with the Emerging Markets Equity and International Equity Funds, the portfolio manager knows the size, timing and possible market impact of Emerging Markets Equity and International Equity Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of other accounts he manages and to the possible detriment of the Emerging Markets Equity and International Equity Funds. However, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio manager's management of the Emerging Markets Equity and International Equity Funds and Other Accounts which, in theory, may allow the portfolio manager to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity and International Equity Funds. This conflict of interest may be exacerbated to the extent that AXA Rosenberg or the portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts than from the Emerging Markets Equity and International Equity Funds. Notwithstanding this theoretical conflict of interest, it is AXA Rosenberg's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, AXA Rosenberg has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity and International Equity Funds, such securities might not be suitable for the Emerging Markets Equity and International Equity Funds given their investment objectives and related restrictions.

BFM

Compensation. SIMC pays BFM a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between BFM and SIMC. BFM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended September 30, 2007.

BFM's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BFM such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, BFM's portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long-term retention and incentive plan ("LTIP")—The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grants of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock.

Deferred compensation program—A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers is paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

Options and restricted stock awards—While incentive stock options are not currently being awarded to BFM employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BFM. These awards vest over a period of years.

Incentive savings plans—BlackRock, Inc. has created a variety of incentive savings plans in which BFM employees are eligible to participate, including the BFM Employee Stock Purchase Plan ("ESPP"), a 401(k) plan and the BFM Retirement Savings Plan ("RSP"). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BFM has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BFM common stock at 5% discount on fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BFM, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BFM. Unlike many other firms, portfolio managers at BFM compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the International Fixed Income Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the International Fixed Income Fund or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the International Fixed Income Fund's portfolio managers, the relevant benchmark is the Lehman Global Aggregate Index (Ex-US Hedged in US Dollars).

The group of BlackRock, Inc.'s officers then make a subjective determination with respect to the portfolio manager's compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BFM may receive additional compensation for serving in these other capacities.

Ownership of Fund Shares. As of the end of the International Fixed Income Fund's most recently completed fiscal year, BFM's portfolio managers did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2007, BFM's portfolio managers were responsible for the day-to-day management of certain Other Accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Andrew Gordon	5	$1,793,000,000	35		$8,170,000,000	112		$41,575,000,000
	N/A	N/A	2	*	$934,000,000	23	*	$5,586,000,000
Scott Thiel	2	$672,000,000	28		$8,895,000,000	151		$41,832,000,000
	N/A	N/A	2	*	$1,700,000,000	26	*	$5,322,000,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. BFM has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BFM has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time.

Nevertheless, BFM furnishes investment management and advisory services to numerous clients in addition to the International Fixed Income Fund, and BFM may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BFM, or in which portfolio managers have a personal interest in the receipt of such fees) which may be the same as or different from those made to the International Fixed Income Fund.

In addition, BFM, its affiliates, and any officer, director, stockholder, or employee may or may not have an interest in the securities whose purchase and sale BFM recommends to the International Fixed Income Fund. BFM, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the International Fixed Income Fund by BFM with respect to the same securities. Moreover, BFM may refrain from rendering any advice or services concerning securities of companies of which any of BFM's (or its affiliates') officers, directors, or employees are directors or officers, or companies as to which BFM or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information.

Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the International Fixed Income Fund. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BFM owes a duty of loyalty to its clients and must treat each client fairly. When BFM purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BFM attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BFM has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BFM with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

The Boston Company

Compensation. SIMC pays The Boston Company a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between The Boston Company and SIMC. The Boston Company pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2007.

At The Boston Company, portfolio managers' cash compensation is comprised primarily of a market-based salary and incentive compensation (annual and long term retention incentive awards). Funding for The Boston Company Annual Incentive Plan and Long Term Retention Incentive Plan is through a pre-determined fixed percentage of overall firm profitability. In general, bonus awards are based initially on The Boston Company's financial performance. However, awards for select senior portfolio managers are based initially on their individual investment performance (one, three, and five-year weighted). In addition, awards for portfolio managers that manage alternative strategies are partially based on a portion of those funds' realized performance fee. The portfolio managers are eligible to receive annual cash bonus awards from the Annual Incentive Plan. Annual incentive opportunities are pre-established for each individual based upon competitive industry compensation benchmarks. A significant portion of the opportunity awarded is based upon the one, three, and five-year (three and five-year weighted more heavily) pre-tax performance of the portfolio manager's accounts relative to the performance of the appropriate Lipper and Callan peer groups. Other factors considered in determining the award are individual qualitative performance and the asset size and revenue growth or retention of the products managed. Awards are generally subject to management discretion and pool funding availability. Awards are paid in cash on an annual basis. However, some portfolio managers may receive a portion of their annual incentive award in deferred vehicles.

For research analysts and other investment professionals, incentive pools are distributed to the respective product teams (in the aggregate) based upon product performance relative to firm-wide performance measured on the same basis as described above. Further allocations are made to specific team members by the product portfolio manager based upon sector contribution and other qualitative factors.

All portfolio managers and analysts are also eligible to participate in the The Boston Company Long Term Retention Incentive Plan. This plan provides for an annual award, payable in cash and/or BNY Mellon restricted stock (three-year cliff vesting period for both). The value of the cash portion of the award earns interest during the vesting period based upon the growth in The Boston Company's net income (capped at 20% and with a minimum payout of the BNY Mellon 3 year CD rate).

Ownership of Fund Shares. As of the end of the Emerging Markets Equity Fund's most recently completed fiscal year, The Boston Company's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the Emerging Markets Equity Fund, the portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
D. Kirk Henry, Warren Skillman, Carolyn Kedersha and Michelle Chan	11	$7,900,000,000	11	$5,500,000,000	63		$14,468,000,000
	N/A	N/A	N/A	N/A	1	*	$332,000,000

* Account listed above is subject to a performance-based advisory fee.

Conflicts of Interests. The Boston Company has implemented various policies and procedures that are intended to address the conflicts of interest that may exist or be perceived to exist at The Boston Company. These conflicts may include, but are not limited to the fact that when a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. Generally, the risk of such conflicts of interest could increase if a portfolio manager has a financial incentive to favor one account over another.

This disclosure statement is not intended to cover all of the conflicts that exist within The Boston Company, but rather to highlight the general categories of conflicts and the associated mitigating controls.

New Investment Opportunities. A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation. The Boston Company has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

Compensation. A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if The Boston Company receives a performance-based advisory fee, the portfolio manager may favor that account, regardless of whether the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation.

Investment Objectives. Where different accounts managed by the same portfolio manager have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. For example, if a portfolio manager purchases a security for one account and sells the same security short for another account, such a trading pattern could potentially disadvantage either account. To mitigate the conflict in this scenario The Boston Company has in place a restriction in the order management system and requires a written explanation from the portfolio manager before determining whether to lift the restriction. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Trading. A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that make subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the policies of The Boston Company generally require that such trades be "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. Some accounts may not be eligible for bunching for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, The Boston Company will place the order in a manner intended to result in as favorable a price as possible for such client.

Personal Interest. A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in a mutual fund that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. All accounts with the same or similar investment objectives are part of a trading group. All accounts in a particular trading group are managed and traded identically taking into account client imposed restrictions or cash flows. As a result of this management and trading style an account in a trading group cannot be treated any differently than any other account in that trading group.

Outside Directorship. Employees may serve as directors, officers or general partners of certain outside entities after obtaining the appropriate approvals in compliance with The Boston Company's Code of Conduct and Mellon Corporate Policy on Outside Directorships and Offices. However, in view of the potential conflicts of interest and the possible liability for The Boston Company, its affiliates and its employees, employees are urged to be cautious when considering serving as directors, officers, or general partners of outside entities. In addition to completing the reporting requirements set forth in the Mellon corporate policies, employees should ensure that their service as an outside director, officer or general partner does not interfere with the discharge of their job responsibilities and must recognize that their primary obligation is to complete their assigned responsibilities at The Boston Company in a timely manner.

Proxy Voting. Whenever The Boston Company owns the securities of client or prospective client in fiduciary accounts there is a potential conflict between the interests of the firm and the interests of the beneficiaries of client accounts.

Material conflicts of interest are addressed through the establishment of The Boston Company's parent company's Proxy Committee structure. It applies detailed, pre-determined proxy voting guidelines in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, The Boston Company engages a third party as an independent fiduciary to vote all proxies for Mellon securities and Fund securities.

Personal Trading. There is an inherent conflict where a portfolio manager manages personal accounts alongside client accounts. Further, there is a conflict where other employees in the firm know of portfolio decisions in advance of trade execution and could potentially use this information to their advantage and to the disadvantage of The Boston Company's clients.

Subject to The Boston Company's personal Securities Trading Policy, employees of The Boston Company may buy and sell securities which are recommended to its clients; however, no employee is permitted to do so (a) where such purchase or sale would affect the market price of such securities, or (b) in anticipation of the effect of such recommendation on the market price.

Consistent with the Securities Trading Policy relating to investment employees (which includes all access persons), approval will be denied for sales/purchases of securities for which investment transactions are pending and, at minimum, for two business days after transactions for the security were completed for client accounts. Portfolio managers are prohibited from trading in a security for seven days before and after transactions in that security are completed for client accounts managed by that portfolio manager.

Soft Dollars. Use of client commissions to pay for services that benefit The Boston Company and not client accounts. It is the policy of The Boston Company to enter into soft-dollar arrangements in a manner which will ensure the availability of the safe harbor provided by Section 28(e) of the Securities and Exchange Act of 1934 (the "1934 Act") and which will ensure that the firm meets its fiduciary obligations for seeking to obtain best execution for its clients. All soft dollar services are justified in writing by the user specifically noting how the service will assist in the investment decision making process and approved in advance by The Boston Company's Soft Dollar Committee.

Consultant Business. Many of The Boston Company's clients retain consulting firms to assist them in selecting investment managers. Some of these consulting firms provide services to both those who hire investment managers (i.e., clients) and to investment management firms. The Boston Company may pay to attend conferences sponsored by consulting firms and/or purchase services from consulting firms where it believes those services will be useful to it in operating its investment management business. The Boston Company does not pay referral fees to consultants.

Gifts. Where investment personnel are offered gifts or entertainment by business associates that assist them in making or executing portfolio decisions or recommendations for client accounts a potential conflict exists.

The Boston Company's Code of Conduct sets forth broad requirements for accepting gifts and entertainment. The Boston Company's Gift Policy supplements the Code of Conduct and provides further clarification for employees. The Boston Company has established a Gift Policy that supplements the Mellon Code of Conduct. Gifts received with a face value under $100 may be accepted so long as they are not intended to influence. It is imperative that common sense and good judgment be used when accepting gifts in the course of business. For gifts accepted in accordance with the Gift Policy and the Mellon Code of Conduct with a face value over $100, The Boston Company has determined that it is in the best interest of the firm and its employees that any amount over $100 shall be donated to a 501 (c)(3) charitable organization of the employee's choice.

CGTC

Compensation. SIMC pays CGTC a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between CGTC and SIMC. CGTC pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2007.

At CGTC, Portfolio Managers and investment analysts are paid competitive salaries. In addition, they may receive bonuses based on their individual portfolio results and also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit sharing will vary depending on the individual's portfolio results, contributions to the organization and other factors. In order to encourage a long-term focus, bonuses tied to investment results are calculated by comparing pre-tax total returns to relevant benchmarks over both the most recent year and a four-year period to relevant benchmarks over both the most recent year and a four-year rolling average, with the greater weight placed on the four-year rolling average. For portfolio managers, benchmarks include both measures of the marketplaces in which the relevant fund invests and measures of the results of comparable mutual funds or consultant universe measures of comparable institutional accounts. For investment analysts, benchmarks include both relevant market measures and appropriate industry indexes reflecting their areas of expertise.

The benchmarks used to measure performance of the portfolio managers for the International Equity Fund include, as applicable, an adjusted MSCI EAFE Index, an adjusted Lipper International Index, an adjusted MSCI Europe Index, a customized index based on the median results with respect to Europe from Callan Associates, Evaluation Associates and Russell/Mellon, an adjusted MSCI Japan Index and a customized index based on the information provided by various third party consultants.

Ownership of Fund Shares. As of the end of the International Equity Fund's most recently completed fiscal year, CGTC's portfolio managers disclosed herein did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the International Equity Fund, CGTC's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies**			Other Pooled Investment Vehicles***		Other Accounts****,*****
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
David Fisher	22		$24,800,000,000	30	$46,890,000,000	274		$94,790,000,000
	1	*	$1,180,000,000	N/A	N/A	8	*	$4,270,000,000
Arthur Gromadzki	8		$3,220,000,000	9	$24,480,000,000	108		$36,860,000,000
	1	*	$1,180,000,000	N/A	N/A	6	*	$2,930,000,000
Richard Havas	10		$3,580,000,000	22	$34,040,000,000	179		$67,120,000,000
	1	*	$1,180,000,000	N/A	N/A	7	*	$2,280,000,000

	Registered Investment Companies**			Other Pooled Investment Vehicles***		Other Accounts****,*****
Portfolio Manager	Number of Accounts		Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Seung Kwak	8		$3,220,000,000	10	$24,640,000,000	140		$49,530,000,000
	1	*	$1,180,000,000	N/A	N/A	13	*	$6,800,000,000
Nancy Kyle	10		$3,580,000,000	17	$31,670,000,000	138		$49,630,000,000
	1	*	$1,180,000,000	N/A	N/A	4	*	$1,690,000,000
John Mant	8		$3,220,000,000	13	$27,890,000,000	167		$58,480,000,000
	1	*	$1,180,000,000	N/A	N/A	6	*	$2,750,000,000
Lionel Sauvage	10		$3,580,000,000	23	$41,430,000,000	270		$97,900,000,000
	1	*	$1,180,000,000	N/A	N/A	21	*	$10,930,000,000
Nilly Sikorsky	10		$3,580,000,000	23	$39,570,000,000	356		$124,270,000,000
	1	*	$1,180,000,000	N/A	N/A	42	*	$24,610,000,000
Rudolf Staehelin	10		$3,580,000,000	21	$39,470,000,000	255		$84,260,000,000
	1	*	$1,180,000,000	N/A	N/A	20	*	$11,890,000,000

*  Accounts listed above are subject to a performance-based advisory fee.

**  Assets noted represent the total net assets of registered investment companies and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

***  Assets noted represent the total net assets of other pooled investment vehicles and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

****  Assets noted represent the total net assets of other accounts and are not indicative of the total assets managed by the individual which will be a substantially lower amount.

*****  Reflects other professionally managed accounts held at CGTC or companies affiliated with CGTC. Personal brokerage accounts of portfolio managers and their families are not reflected.

Conflicts of Interest. CGTC has adopted policies and procedures that address potential conflicts of interest that may arise between a portfolio manager's management of the International Equity Fund and his or her management of other funds and accounts, such as conflicts relating to the allocation of investment opportunities, personal investing activities, portfolio manager compensation and proxy voting of portfolio securities. While there is no guarantee that such policies and procedures will be effective in all cases, CGTC believes that all issues relating to potential material conflicts of interest involving this portfolio and its other managed accounts have been addressed.

EMM

Compensation. SIMC pays EMM a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between EMM and SIMC. EMM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2007.

EMM compensates all full-time employees, including portfolio managers, in the form of a base salary plus bonus, as well as via a profit sharing plan out of which EMM makes matching contributions to a 401(k) plan. The bonus pool is based on EMM's annual profits and is allocated by its Managing Directors with the input of various managers on the basis of each person's individual contribution to EMM. There is no fixed formula that compensates staff members directly for asset growth, investment performance, or other factors, and compensation is not directly tied to a published or private benchmark. In addition, all of EMM's portfolio managers either have acquired or are in the process of acquiring ownership of a profits interests in EMM.

Ownership of Fund Shares. As of the end of the Emerging Markets Equity Fund's most recently completed fiscal year, EMM's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2007, EMM's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Antoine van Agtmael	N/A	N/A	10		$5,316,020,203	18		$6,351,690,685
	N/A	N/A	2	*	$1,166,490,085	15	*	$11,040,152,876
Felicia Morrow	N/A	N/A	7		$3,750,200,740	18		$6,351,690,685
	N/A	N/A	2	*	$1,166,490,085	15	*	$11,040,152,876
John Niepold	N/A	N/A	7		$5,200,785,065	18		$6,351,690,685
	N/A	N/A	1	*	$1,132,392,154	14	*	$10,131,913,982
Dobrinka Cidroff	N/A	N/A	5		$3,666,514,705	18		$6,351,690,685
	N/A	N/A	1	*	$1,132,392,154	14	*	$10,131,913,982
Peter Trofimenko	N/A	N/A	5		$3,666,514,705	18		$6,351,690,685
	N/A	N/A	1	*	$1,132,392,154	14	*	$10,131,913,982
Rita Lun	N/A	N/A	6		$3,698,063,808	18		$6,351,690,685
	N/A	N/A	1	*	$1,132,392,154	14	*	$10,131,913,982

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Emerging Markets Equity Fund and Other Accounts managed by EMM's portfolio managers. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring larger accounts, accounts that pay higher fees, accounts that pay performance-based fees, and accounts in which the portfolio manager has an interest. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. Notwithstanding these potential conflicts of interest, it is EMM's policy to manage each account based on its investment objectives and related restrictions. EMM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

FIIA

Compensation. SIMC pays FIIA a fee based on the assets under management of the International Fixed Income Fund as set forth in an investment sub-advisory agreement between FIIA and SIMC. FIIA, through its non-US affiliates (collectively, Fidelity International), pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income Fund. The following information relates to the period ended September 30, 2007.

FIIA's portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus and, in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by FIIA. Base salary is determined by level of responsibility and tenure either at FIIA or Fidelity International.

The portfolio manager's bonus is based on several components. The primary components are (i) the pre-tax investment performance of the International Fixed Income Fund measured against the Lehman Brothers Global Aggregate Index, and (ii) the investment performance of other funds and accounts managed by FIIA and Fidelity International. The pre-tax investment performance of the International Fixed Income Fund is weighted according to the portfolio manager's tenure on the International Fixed Income Fund and the average asset size of the International Fixed Income Fund over the portfolio manager's tenure. Each component is calculated separately over his tenure on the International Fixed Income Fund over a measurement period that initially is contemporaneous with his tenure, but that eventually encompasses rolling periods of up to three years. A smaller, subjective component of the portfolio manager's bonus is based on his overall contribution to FIIA and its affiliates.

Ownership of Fund Shares. As of the end of the International Fixed Income Fund's most recently completed fiscal year, Mr. Weir did not beneficially own any shares of the International Fixed Income Fund.

Other Accounts. As of September 30, 2007, in addition to the International Fixed Income Fund, Mr. Weir was responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts	Total Assets
Andy Weir	4	$1,868,739,324	14		$3,292,946,125	N/A	N/A
	N/A	N/A	1	*	$179,995,690	N/A	N/A

*Account listed above is subject to a performance-based advisory fee.

Conflicts of Interest. FIIA's compensation plan may give rise to potential conflicts of interest. Although investors in the International Fixed Income Fund may invest through either tax-deferred accounts or taxable accounts, the portfolio manager's compensation is linked to the pre-tax performance of the International Fixed Income Fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management.

When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons and fees as a portfolio manager must allocate his time and investment ideas across multiple funds and accounts.

In addition, a conflict of interest may arise if the International Fixed Income Fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FIIA or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for funds or accounts other than the International Fixed Income Fund may outperform the securities selected for the International Fixed Income Fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Personal accounts may give rise to potential conflicts of interest; trading in personal accounts is restricted by FIIA's Code of Ethics.

Fuller & Thaler

Compensation. SIMC pays Fuller & Thaler a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Fuller & Thaler and SIMC. Fuller & Thaler pays its investment professionals out of its total revenues and other resources which includes the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2007.

Investment professionals involved in the management of Fuller & Thaler's international strategies are paid a base salary plus an annual bonus. The annual bonus is based on overall firm performance (asset growth and revenues (both absolute and relative investment performance)) as well as the performance of the portfolio overseen by the professional. Performance is evaluated annually. Fuller & Thaler uses no formula to determine bonus amounts.

Ownership of Fund Shares. As of the end of the International Equity Fund's most recently completed fiscal year, Fuller & Thaler's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the International Equity Fund, Fuller & Thaler's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts		Total Assets
Joseph Leung	3	$604,700,000	2 *	$69,700,000	2		$80,500,000
	N/A	N/A	N/A	N/A	2	*	$109,900,000

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio manager's management of Other Accounts may give rise to potential conflicts of interest in connection with his management of the International Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts managed by Fuller & Thaler's portfolio manager include several international equity separate accounts and two pooled investment vehicles. The Other Accounts might have similar investment objectives as the International Equity Fund or hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the International Equity Fund. While the portfolio manager's management of Other Accounts may give rise to the following potential conflicts of interest, Fuller & Thaler does not believe that the conflicts, if any, are material or, to the extent that any such conflicts are material, Fuller & Thaler believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the International Equity Fund. Because of his position with the International Equity Fund, the portfolio manager knows the size, timing, and possible market impact of International Equity Fund trades. It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts he manages and to the possible detriment of the International Equity Fund. However, Fuller & Thaler has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio manager's management of the International Equity Fund and Other Accounts which, in theory, may allow him to allocate investment opportunities in a way that favors Other Accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that Fuller and Thaler or the portfolio manager receives, or expects to receive, greater compensation from their management of the Other Accounts than from the International Equity Fund. Notwithstanding this theoretical conflict of interest, it is Fuller and Thaler's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Fuller and Thaler has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio manager may buy for Other Accounts securities that differ in identity or quantity from securities bought for the International Equity Fund, such securities might not be suitable for the International Equity Fund given its investment objectives and related restrictions.

IIMA

Compensation. SIMC pays IIMA a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between IIMA and SIMC. IIMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2007.

IIMA's compensation structure is designed to be competitive relative to compensation levels offered elsewhere in the investment industry. The compensation structure consists of a base salary and a bonus.

The bonus depends on a mixture of achieved investment performance, qualitative (team) factors and overall business unit and company results. The responsible managing directors constantly monitor these criteria and personnel evaluations are conducted once a year. Qualitative team factors are important in the assessment, which applies to all professional categories.

Every employee participates in the ING Group stock option and restricted stock program. Stock options and restricted stock are granted to all employees but the amount of options and restricted stock granted depends on each employee's position in the organization and their performance within the company. To be eligible to exercise the restricted stock and stock options, the employee must remain employed with ING Investments, LLC for a minimum of three years.

Ownership of Fund Shares. As of the end of the Emerging Market Debt Fund's most recently completed fiscal year, IIMA's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of September 30, 2007 in addition to the Emerging Markets Debt Fund, IIMA's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Gorky Urquieta	2	$447,000,000	11	$10,708,000,000	1	$206,000,000
Daniel Eustaquio	2	$447,000,000	11	$10,708,000,000	1	$206,000,000

None of the accounts listed above is subject to a performance-based advisory fee.

Conflicts of Interests. IIMA's portfolio managers' management of other accounts (collectively, the "Other Accounts") may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Debt Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Emerging Markets Debt Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Debt Fund. IIMA does not believe that these conflicts, if any, are material or, to the extent any such conflicts are material, IIMA believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of IIMA's portfolio managers' day-to-day management of the Emerging Markets Debt Fund. Because of their positions with the Emerging Markets Debt Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Debt Fund trades. It is theoretically possible that IIMA's portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Debt Fund. However, IIMA has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of IIMA's portfolio managers' management of the Emerging Markets Debt Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Debt Fund. This conflict of interest may be exacerbated to the extent that IIMA or its portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts (many of which receive a base and incentive fee) than from the Emerging Markets Debt Fund. Notwithstanding this theoretical conflict of interest, it is IIMA's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, IIMA has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while IIMA's portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Debt Fund, such securities might not be suitable for the Emerging Markets Debt Fund given its investment objectives and related restrictions.

McKinley Capital

Compensation. SIMC pays McKinley Capital a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between McKinley Capital and SIMC. Mckinley Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2007.

Compensation to McKinley Capital's investment professionals comes in the form of a base salary, discretionary cash bonus and incentive stock options. The base salary is determined by the individual's years of experience and market rates. The discretionary cash bonus and incentive stock option awards are based solely on the discretion of McKinley Capital's President & Chief Investment Officer. None of the portfolio managers' compensation is based on the performance of, or the value of assets held in, the International Equity Fund.

Ownership of Fund Shares. As of the end of the International Equity Fund's most recently completed fiscal year, McKinley Capital's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the International Equity Fund, McKinley Capital's portfolio managers were equally responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Robert B. Gillam, Robert A. Gillam, Greg Samorajski, Frederic Parke, Sheldon Lien, Brandon Rinner, Paul Hanson and Forrest Badgley	6 N/A	$1,015,318,000 N/A	3 N/A	$742,642,050 N/A	60 2*	$12,537,890,000 $603,318,114

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the International Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the International Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the International Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, McKinley Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, McKinley Capital believes that it has designed policies and procedures that are designed to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the International Equity Fund. Because of their positions with the International Equity Fund, the portfolio managers know the size, timing, and possible market impact of International Equity Fund's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the International Equity Fund. However, McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the International Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the International Equity Fund. This conflict of interest may be exacerbated to the extent that McKinley Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the International Equity Fund. Notwithstanding this theoretical conflict of interest, it is McKinley Capital's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, McKinley Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the International Equity Fund, such securities might not be suitable for the International Equity Fund given its investment objectives and related restrictions.

PanAgora

Compensation. SIMC pays PanAgora a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between PanAgora and SIMC. PanAgora pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2007.

There are no formulas that tie a portfolio manager's incentive compensation to asset growth. All investment professionals receive industry competitive salaries (based on an annual benchmarking study) and are rewarded with meaningful performance-based annual bonuses, which can exceed 100% of salary. All employees of the firm are evaluated by comparing their performance against tailored and specific objectives. These goals are developed and monitored through the cooperation of employees and their immediate supervisors. Portfolio managers have specific goals including the investment performance of the accounts they manage and not revenue associated with these accounts.

Average investment professionals compensation is approximately 40% for base salary, 50% for performance bonus, and 10% for equity incentives.

The performance bonus elements may comprise cash and/or equity incentives at the discretion of management and we do not have any fixed targets relating to those elements.

Since 1997, the Putnam Equity Partnership Plan has provided significant employee ownership at Putnam. Under the terms of the plan, up to 16% of the equity in Putnam may be issued in new, non-voting Putnam shares and distributed to Putnam and PanAgora professionals. Power Financial Corporation is committed to retaining Putnam's and PanAgora's key personnel to assure the ongoing stability of the organization. Power will create a new private equity plan similar to the one currently in place.

Ownership of Fund Shares. As of the end of the Emerging Markets Equity Fund's most recently completed fiscal year, PanAgora's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the Emerging Markets Equity Fund, PanAgora's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Eric Sorensen		#			#			#
Edward Qian		^			^			^
Ronald Hua, Sanjoy Ghosh, Kenneth Masse and George Mussalli	9	$655,856,451	12		$2,005,783,860	42		$4,754,775,172
	N/A	N/A	2	*	$161,258,916	8	*	$1,837,147,008

#  Eric Sorensen is CEO of PanAgora and as such has oversight of the Firm's accounts.

^  Edward Qian is CIO and head of Research and as such has oversight of the Firm's accounts.

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts include retirement plans and separately managed accounts, as well as incubated accounts. The Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, PanAgora does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, PanAgora believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of the portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of the portfolio managers' management of the Emerging Markets Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that PanAgora or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is PanAgora's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, PanAgora has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given their investment objectives and related restrictions.

QMA

Compensation. SIMC pays QMA a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between QMA and SIMC. QMA pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2007.

QMA's investment professionals are compensated through a combination of base salary, a performance-based annual cash incentive bonus and a long-term incentive grant. QMA regularly benchmarks its compensation program against leading asset management firms to monitor competitiveness. The salary component is based on market data relative to similar positions within the industry as well as the past performance, experience and responsibility of the individual.

The size of the annual cash bonus pool is determined quantitatively based on two primary factors: 1) investment performance (pre-tax) of composites representing QMA's various investment strategies on a one-year and three-year basis relative to appropriate market peer groups or benchmarks; and 2) business results as measured by QMA's pre-tax income.

An investment professional's incentive compensation, including both the annual cash bonus and long-term incentive grant, is not based on the performance of the International Equity Fund (or any other individual account managed by QMA) or the value of the assets of the International Equity Fund (or any other individual account managed by QMA). Rather, the incentive compensation of each investment professional is primarily determined based on such person's contribution to QMA's goal of providing investment performance to clients consistent with portfolio objectives, guidelines and risk parameters, as well as such person's qualitative contributions to the organization. An investment professional's long-term incentive grant is currently divided into two components: (i) 80% of the value of the grant is subject to increase or decrease based on the annual performance of certain QMA advised accounts, and (ii) 20% of the value of the grant consists of stock options and restricted stock of Prudential Financial, Inc. (QMA's ultimate parent company). The long-term incentive grants are subject to vesting requirements.

The size of the annual long-term incentive pool available for individual grants is determined by Prudential Financial based on a percentage of the aggregate compensation of QMA's eligible employees for the prior year.

Ownership of Fund Shares. As of the end of the International Equity Fund's most recently completed fiscal year, QMA's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the International Equity Fund, QMA's portfolio managers were responsible for the management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles(1)		Other Accounts(1)
Portfolio Manager	Number of Accounts(2)	Total Assets	Number of Accounts(2)	Total Assets	Number of Accounts(2)	Total Assets
Margaret Stumpp	25 N/A	$17,536,695,838 N/A	28 N/A	$11,268,607,538 N/A	98 11*	$16,392,835,742 $5,720,953,453
Peter Xu	16 N/A	$9,325,690,507 N/A	22 N/A	$10,595,018,846 N/A	37 11*	$8,971,368,686 $5,720,953,453
John Van Belle	22 N/A	$16,862,029,617 N/A	25 N/A	$10,675,400,403 N/A	89 11*	$14,136,395,676 $5,720,953,453

*  Accounts listed above are subject to a performance-based advisory fee.

(1)  "QMA Other Pooled Investment Vehicles" includes commingled insurance company separate accounts, commingled trust funds and other commingled investment vehicles. "QMA Other Accounts" includes single client accounts, managed accounts (which are counted as one account per managed account platform), asset allocation clients, and accounts of affiliates.

(2)  Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).

Conflicts of Interests. QMA, an indirect, wholly-owned subsidiary of Prudential Financial, Inc., is part of a full-scale global financial services organization, affiliated with insurance companies, investment advisers and broker-dealers. QMA's portfolio managers are often responsible for managing multiple accounts, including accounts of affiliates, institutional accounts, mutual funds, insurance company separate accounts and various pooled investment vehicles. These affiliations and portfolio management responsibilities may cause potential and actual conflicts of interest. QMA aims to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to all of its clients including the International Equity Fund.

Management of multiple accounts and funds side-by-side may raise potential conflicts of interest relating to the allocation of investment opportunities, the aggregation and allocation of trades and cross trading. QMA has developed policies and procedures designed to address these potential conflicts of interest.

There may be restrictions imposed by law, regulation or contract regarding how much, if any, of a particular security QMA may purchase or sell on behalf of the International Equity Fund, and as to the timing of such purchase or sale. Such restrictions may come into play as a result of QMA's relationship with Prudential Financial and its other affiliates. Also, QMA may come into possession of material, non-public information with respect to a particular issuer and as a result be unable to execute purchase or sale transactions in securities of such issuer for the International Equity Fund. QMA generally is able to avoid a variety of potential conflicts due to the possession of material, non-public information by maintaining "Information Barriers" to prevent the transfer of information between affiliates.

Certain affiliates of QMA develop and may publish credit research that is independent from the research developed within QMA. QMA may hold different opinions on the investment merits of a given security, issuer or industry such that QMA may be purchasing or holding a security for the International Equity Fund and an affiliated entity may be selling or recommending a sale of the same security or other securities of the same issuer. Conversely, QMA may be selling a security for the International Equity Fund and an affiliated entity may be purchasing or recommending a buy of the same security or other securities of the same issuer. In addition, QMA's affiliated brokers or investment advisers may be executing transactions in the market in the same securities as the International Equity Fund at the same time. It is the policy of QMA not to engage in principal transactions with affiliated broker-dealers for unaffiliated institutional accounts managed by QMA.

With respect to the management of the International Equity Fund, QMA may cause securities transactions to be executed concurrently with authorizations to purchase or sell the same securities for other accounts managed by QMA, including proprietary accounts or accounts of affiliates. In these instances, the executions of purchases or sales, where possible, are allocated equitably among the various accounts.

QMA may provide to non-discretionary clients the same model investment portfolio that it uses to manage the International Equity Fund. Delivery of the model portfolios to non-discretionary clients may be prior to or after execution of trades for discretionary accounts utilizing the same model, including the International Equity Fund. The International Equity Fund may be disadvantaged where QMA initiates trading for such funds after it delivers the model investment portfolio to the non-discretionary clients, or vice-versa. QMA believes the potential market impact of trading based on the models is unlikely to be significant given that the model typically calls for small trades.

QMA may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for the International Equity Fund, at prices which may be different. In addition, QMA may, at any time, execute trades of securities of the same kind or class in one direction for an account and trade in the opposite direction or not trade for any other account, including the International Equity Fund, due to differences in investment strategy or client direction.

The fees charged to advisory clients by QMA may differ depending upon a number of factors including, but not limited to, the particular strategy, the size of a portfolio being managed, the relationship with the client, the origination and service requirements and the asset class involved. Fees may also differ based on account type (e.g., commingled accounts, trust accounts, insurance company separate accounts, and corporate, bank or trust-owned life insurance products). Fees are negotiable, so one client may be paying a higher fee than another client with similar investment objectives or goals. Fees paid by certain clients may also be higher if their accounts are subject to performance-based fees which increase based on the performance of a portfolio above an established benchmark. Also, large accounts generate more revenue for QMA than do smaller accounts. A portfolio manager may be faced with a conflict of interest when allocating scarce investment opportunities given the benefit to QMA of favoring accounts that pay a higher fee or generate more income for QMA. To address this conflict of interest, QMA has adopted allocation policies as well as supervisory procedures that are intended to allocate investment opportunities fairly among competing client accounts.

Conflicts of interest may also arise regarding proxy voting. QMA's proxy voting committee oversees the proxy voting process and monitors potential conflicts of interest relating to proxy voting.

Conflicts of interest may also arise in connection with securities holdings. Prudential Financial, the general account of The Prudential Insurance Company of America, QMA's proprietary accounts and accounts of other affiliates of QMA (collectively, the "Affiliated Accounts") may at times have various levels of financial or other interests, including but not limited to portfolio holdings, in companies whose securities may be held or purchased or sold in QMA's client accounts. These financial interests may at any time be in potential or actual conflict or may be inconsistent with positions held or actions taken by QMA on behalf of its client accounts. These interests can include loan servicing, debt or equity financing, services related to advising on merger and acquisition issues, strategic corporate relationships or investments and the offering of investment advice in various forms. Thus QMA may invest client assets in the securities of companies with which QMA or an affiliate of QMA has a financial relationship, including investment in the securities of companies that are advisory clients of QMA.

It is anticipated that there will be situations in which the interests of a client account in a portfolio company may conflict with the interests of one or more Affiliated Accounts or other client accounts managed by QMA or its affiliates. This may occur because Affiliated Accounts hold public and private debt and equity securities of a large number of issuers and may invest in some of the same companies as the client account but at different levels in the capital structure. While these conflicts cannot be eliminated, QMA has implemented policies and procedures designed to ensure that, notwithstanding these conflicts, investments of its clients are managed in their best interests.

In addition, portfolio managers may advise Affiliated Accounts. The value of a portion of the long-term incentive grant of certain investment professionals will increase or decrease based on the annual performance of certain advised accounts of QMA (the "LT Accounts") over a defined time period. As a result of (i) the management of the Affiliated Accounts, and (ii) long-term compensation reflecting the performance of the LT Accounts, QMA's portfolio managers from time to time have certain direct and indirect financial interests in the accounts they advise. To address potential conflicts related to these financial interests, QMA has procedures, including supervisory review procedures, designed to ensure that each of QMA's client accounts, including the International Equity Fund, and each Affiliated Account or LT Account, is managed in a manner that is consistent with its investment objectives, investment strategies and restrictions, as well as with QMA's fiduciary obligations.

QMA also engages in short sales for certain of its advisory clients (i.e., the sale of a borrowed security). For these clients, QMA may take a short position in securities that are held long in other client portfolios. QMA has adopted documentation and monitoring requirements to address the conflicts of interest that arise due to the management of long-short portfolios alongside long-only portfolios.

QMA follows Prudential Financial's policies on business ethics, personal securities trading by investment personnel, and information barriers and has adopted a code of ethics, allocation policies, supervisory procedures and conflicts of interest policies, among other policies and procedures, which are designed to ensure that clients are not harmed by these potential or actual conflicts of interests; however, there is no guarantee that such policies and procedures will detect and will ensure avoidance or disclosure of each and every situation in which a conflict may arise.

RCM

Compensation. SIMC pays RCM a fee based on the assets under management of the International Fixed Income and International Equity Funds as set forth in an investment sub-advisory agreement between RCM and SIMC. RCM pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Fixed Income and International Equity Funds. The following information relates to the period ended September 30, 2007.

RCM's portfolio managers receive a base salary, as well as bonuses based on both the pre-tax profits of the firm and the firm's distributions to shareholders. No portfolio manager or any other member of RCM's staff is compensated on the basis of individual account performance.

Ownership of Fund Shares. As of the end of the International Fixed Income and International Equity Funds' most recently completed fiscal year, RCM's portfolio managers did not beneficially own any shares of the International Fixed Income and International Equity Funds.

Other Accounts. As of September 30, 2007, RCM's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Bob Noyen	5 N/A	$1,139,330,130 N/A	8 N/A	$834,819,533 N/A	31 2*	$18,913,021,450 $468,441,500
Ian Harrison	N/A N/A	N/A N/A	28 N/A	$5,713,017,659 N/A	19 2*	$6,642,160,727 730,170,063
Dmitri Tikhonov	N/A N/A	N/A N/A	32 N/A	$3,953,404,081 N/A	7 N/A	$3,300,960,021 N/A
Carl Beckley	N/A N/A	N/A N/A	12 N/A	$2,722,603,684 N/A	1 1*	$91,680,750 $132,427,750
Peter Wakefield	N/A N/A	N/A N/A	4 N/A	$2,657,655,499 N/A	3 3*	$4,566,683,509 $2,511,897,668

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interest. The systematic nature of RCM's investment processes effectively eliminates the potential for conflict between the Other Accounts managed by a portfolio manager. The liquidity of the currency market is such that potential for a conflict of interest is remote in the portfolio managers' day-to-day management of the International Fixed Income and International Equity Funds. In addition, RCM has adopted policies and procedures reasonably designed to effectively eliminate such conflicts. RCM's processes ensure that it is not possible for a portfolio manager to allocate investment opportunities in a way that favors Other Accounts over the International Fixed Income and International Equity Funds. Further, neither the compensation that RCM nor the portfolio managers receive, nor expect to receive, lead them to favor their management of the Other Accounts over the International Fixed Income and International Equity Funds. Finally, it is RCM's policy to manage each account based on its investment objectives and related restrictions and RCM has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions.

Rexiter

Compensation. SIMC pays Rexiter a fee based on the assets under management of the Emerging Markets Equity Fund as set forth in an investment sub-advisory agreement between Rexiter and SIMC. Rexiter pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Equity Fund. The following information relates to the period ended September 30, 2007.

Rexiter aims to pay top-quartile salaries for its portfolio managers. Performance bonuses are related to the profitability of the company, which is dependent upon a number of factors including the overall contribution to investment performance and client service. Portfolio managers are not compensated directly for the performance of a particular fund (e.g., The Emerging Markets Equity Fund) and are neither compensated directly nor indirectly for bringing in new business or for client retention. All emerging market accounts are effectively identical and portfolio managers will collectively participate in country asset allocation decisions and will each contribute stock ideas to the portfolio from the countries that they specifically monitor.

Ownership of Fund Shares. As of the end of the Emerging Markets Equity Fund's most recently completed fiscal year, Rexiter's portfolio managers did not beneficially own any shares of the Emerging Markets Equity Fund.

Other Accounts. As of September 30, 2007, in addition to the Emerging Markets Equity Fund, Rexiter's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Murray Davey	1 N/A	$216,268,000 N/A	1 N/A	$1,826,706,000 N/A	N/A 1*	N/A $443,313,000
Nick Payne	1 N/A	$235,239,000 N/A	N/A N/A	N/A N/A	3 1*	$543,236,000 $33,570,000

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. The portfolio managers' management of Other Accounts may give rise to potential conflicts of interest in connection with their management of the Emerging Markets Equity Fund's investments, on the one hand, and the investments of the Other Accounts, on the other. The Other Accounts might have similar investment objectives as the Emerging Markets Equity Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Emerging Markets Equity Fund. While the portfolio managers' management of Other Accounts may give rise to the following potential conflicts of interest, Rexiter does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, Rexiter believes that it has designed policies and procedures to manage those conflicts in an appropriate way.

A potential conflict of interest may arise as a result of Rexiter's portfolio managers' day-to-day management of the Emerging Markets Equity Fund. Because of their positions with the Emerging Markets Equity Fund, the portfolio managers know the size, timing and possible market impact of Emerging Markets Equity Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of the Emerging Markets Equity Fund. However, Rexiter has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Another potential conflict of interest may arise as a result of the portfolio managers' management of the Emerging Markets Equity Fund and Other Accounts which, in theory, may allow them to allocate investment opportunities in a way that favors Other Accounts over the Emerging Markets Equity Fund. This conflict of interest may be exacerbated to the extent that Rexiter or the portfolio managers receive, or expect to receive, greater compensation from their management of the Other Accounts than from the Emerging Markets Equity Fund. Notwithstanding this theoretical conflict of interest, it is Rexiter's policy to manage each account based on its investment objectives and related restrictions and, as discussed above, Rexiter has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account's investment objectives and related restrictions. For example, while the portfolio managers may buy for Other Accounts securities that differ in identity or quantity from securities bought for the Emerging Markets Equity Fund, such securities might not be suitable for the Emerging Markets Equity Fund given its investment objectives and related restrictions.

Smith Breeden

Compensation. SIMC pays Smith Breeden a fee based on the assets under management of the International Equity Fund as set forth in an investment sub-advisory agreement between Smith Breeden and SIMC. Smith Breeden pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the International Equity Fund. The following information relates to the period ended September 30, 2007.

Smith Breeden's compensation for senior professionals is determined by the Compensation Committee of Smith Breeden's Board of Directors, which takes into consideration the following factors for portfolio managers: risk-adjusted performance over one, three, and five years for all accounts managed by the portfolio manager, account strategy, innovative and profitable transaction ideas, client service and operational efficiency.

Annual compensation packages are a combination of base salary, cash bonuses, and restricted equity grants. Cash bonuses are used to reward outstanding individual performance. Smith Breeden believes its emphasis on equity ownership as part of its compensation structure creates appropriate long-term incentives for the firm's investment professionals. Restricted stock grants are emphasized for more senior staff. Restricted stock grants vest over a five-year period, but recipients receive dividends on both vested and non-vested shares. An individual's ownership position may rise over time, making dividend payments a more important component of compensation.

The compensation review process is subjective and varies by individual. There is no formula-based compensation for senior investment professionals. Smith Breeden operates a company-funded 401(k) and profit sharing plan for all employees.

No component of Smith Breeden's compensation scheme for any person is fixed (e.g., there is no compensation formula based on the International Equity Fund's pre- or after-tax performance, or based on the International Equity Fund's assets). In addition, there are no differences between the method of determining compensation with respect to the International Equity Fund and any other accounts.

Ownership of Fund Shares. As of the end of International Equity Fund's most recently completed fiscal year, Smith Breeden's portfolio managers did not beneficially own any shares of the International Equity Fund.

Other Accounts.  As of September 30, 2007, in addition to the International Equity Fund, Smith Breeden's portfolio managers were responsible for the day-to-day management of certain other accounts as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts		Total Assets	Number of Accounts		Total Assets
Tim Cunneen	8	$2,967,000,000	9		$7,404,000,000	18		$8,146,000,000
	N/A	N/A	3	*	$515,000,000	11	*	$4,521,000,000
Daniel Dektar	5	$1,160,000,000	7		$10,942,000,000	8		$1,529,000,000
	N/A	N/A	3	*	$515,000,000	7	*	$1,488,000,000

* Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. Smith Breeden's portfolio managers typically manage more than one portfolio. The portfolios may be separate accounts or commingled funds and some have performance-based fees. The side-by-side management of accounts with different fee structures or performance-based fees may raise potential conflicts with respect to the allocation of investment opportunities and the aggregation of trades.

Smith Breeden has developed a compliance program that includes a set of policies and procedures that are designed to assure that Smith Breeden complies with the requirements of the Investment Advisers Act of 1940 and generally requires both Smith Breeden and its employees to deal with all clients in a fair and equitable manner. Smith Breeden's policies and procedures are designed to identify and monitor potential conflicts of interest and to appropriately manage any conflicts that do arise.

Smith Breeden's Trade Allocation Policy is designed to ensure that: (i) no client or class of clients is favored or disfavored consciously or consistently in the allocation of investment opportunities; and (ii) to the extent practical, investment opportunities are allocated among clients over a period of time on a fair and equitable basis. Smith Breeden's Code of Ethics is designed to prevent conflicts of interest that employees may have with client securities holdings and transactions and to prevent the misuse of material, non-public information. In connection with the provisions of the company's Code of Ethics, Smith Breeden may be restricted from transacting in certain securities, including the securities of certain clients, from time to time. On occasion, Smith Breeden, its principals, or employees may purchase or sell for their own accounts securities also invested in by clients or recommended to clients. Smith Breeden's Code of Ethics governs conflicts of interest that may arise with respect to client securities holdings and transactions. Smith Breeden has adopted a Proxy Voting Policy that provides procedures and guidelines for proxy voting.

Stone Harbor

Compensation. SIMC pays Stone Harbor a fee based on the assets under management of the Emerging Markets Debt Fund as set forth in an investment sub-advisory agreement between Stone Harbor and SIMC. Stone Harbor pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Emerging Markets Debt Fund. The following information relates to the period ended September 30, 2007.

Stone Harbor's portfolio managers are compensated on investment performance versus the J.P. Morgan Emerging Markets Bond Index Global Diversified as measured on a one-, three- and five-year horizon equally weighted. Analysts are compensated on credit performance versus benchmark for the same periods. The overall compensation structure for all Stone Harbor employees is based on three components: base salary, discretionary performance-based bonus, and profit participation based on relative equity share.

Ownership of Fund Shares. As of the end of the Emerging Markets Debt Fund's most recently completed fiscal year, Stone Harbor's portfolio managers did not beneficially own any shares of the Emerging Markets Debt Fund.

Other Accounts. As of September 30, 2007, Stone Harbor's portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets*	Number of Accounts	Total Assets*	Number of Accounts		Total Assets*
Peter J. Wilby, CFA	3	$401,474,670	9	$1,930,850,764	28		$6,864,527,066
	N/A	N/A	N/A	N/A	1	*	$405,023,998
Pablo Cisilino, James E. Craige, CFA, Thomas Flanagan, CFA	2	$355,380,606	7	$1,340,009,455	22		$4,492,361,932
	N/A	N/A	N/A	N/A	1	*	$405,023,998

*  Accounts listed above are subject to a performance-based advisory fee.

Conflicts of Interests. There are several potential conflicts of interest that may arise in conducting the business of an investment adviser. Stone Harbor has adopted compliance polices and procedures that are designed to address potential conflicts of interest that may arise for the investment adviser and the individuals that it employs.

Potential conflicts of interest may arise because Stone Harbor's portfolio managers have day-to-day management responsibilities with respect to one or more accounts. Stone Harbor seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage accounts that share a similar investment style. Further, Stone Harbor has implemented trade allocation procedures, which are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by Stone Harbor will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

Potential conflicts of interest may also occur when employees purchase securities for their personal accounts and as a result of employees having access to confidential and/or nonpublic information. It is Stone Harbor's policy to put the customer's interest first, protect their confidentiality and act ethically to fulfill its fiduciary obligations. To this end, Stone Harbor has enacted a Code of Ethics that requires, among other things, that Stone Harbor employees follow specified guidelines for trading in their personal accounts and refrain from misusing confidential client information or other nonpublic information. Each Stone Harbor employee involved in the management and/or review of the Emerging Markets Debt Fund is required to acknowledge receipt and certify that they have complied with this Code of Ethics on an annual basis.

DISTRIBUTION, SHAREHOLDER SERVICING AND ADMINISTRATIVE SERVICING

Distribution Agreement. SEI Investments Distribution Co. (the "Distributor") serves as each Fund's distributor. The Distributor is a wholly-owned subsidiary of SEI. The Distributor has its principal business address at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

The Distributor serves as each Fund's distributor pursuant to a distribution agreement (the "Distribution Agreement") with the Trust. The Distribution Agreement shall be reviewed and ratified at least annually: (i) by the Trust's Trustees or by the vote of a majority of the outstanding shares of the Trust; and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trust's Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Fund shares.

Shareholder and Administrative Servicing Plans. The Trust has also adopted shareholder servicing plans for its Class A and Class I shares (each a "Shareholder Servicing Plan" and collectively the "Shareholder

Servicing Plans"). Under the Shareholder Servicing Plan for Class A shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Shareholder Servicing Plan for Class I shares, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; and assisting clients in changing dividend options, account designations and addresses.

The Trust has adopted an administrative servicing plan (the "Administrative Servicing Plan") for its Class I shares. Under the Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing subaccounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from a Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with a Fund or its service providers; processing dividend payments from a Fund on behalf of its clients; and providing such other similar services as a Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Funds are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors ("Financial Advisors") who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Funds and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Funds. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of its past profits or other available resources, and are not charged to the Funds.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Funds with "shelf space" or a higher profile for the firm's associated Financial Advisers and their customers, placing the Funds on the firm's preferred or recommended fund list, granting the Distributor access to the firm's associated Financial Advisers, providing assistance in training and educating the firms' personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Funds' Shareholder Services Plan or Administrative Services Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or its representatives to recommend or offer shares of the SEI Funds to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources.

Although the Funds may use broker-dealers that sell Fund shares to effect transactions for the Funds' portfolio, the Funds, the advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Funds and each fund of SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the "Fund Complex"), which currently consists of 77 funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust, however, a Trustee must retire from the Board of Trustees by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the Trust, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1988)—SEI employee, 1974-present. President and Chief Executive Officer of the Trust, December 2005-present and SEI Alpha Strategy Portfolios, LP, June 2007-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund, plc, SEI Investments Global, Limited, SEI Investments—Global Fund Services, Limited, SEI Investments (Europe), Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Global Nominee Ltd., SEI Multi-Strategy Funds PLC, and SEI Alpha Strategy Portfolios, LP. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1982)—1701 Market Street, Philadelphia, PA 19103. Director of SEI Alpha Strategy Portfolios, LP since June 2007. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments—Global Fund Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe), Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust and SEI Tax Exempt Trust.

*  Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Funds (as that term is defined in the 1940 Act) by virtue of their relationship with the Trust's Distributor and SIMC.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S. Charitable Gift Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Director, Governor's Office of Health Care Reform, Commonwealth of Pennsylvania, since 2003. Founder and Principal, Grecoventures Ltd., from 1999 to 2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Managing Partner, Cue Capital since March 2002. Managing Partner and Head of Sales, InvestorForce, March 2000-December 2001. Global Partner working for the CEO, Invesco Capital, January 1998-January 2000. Head of Sales and Client Services, Chancellor Capital and later LGT Asset Management, 1986-2000. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Index Funds, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors' Inner Circle Fund, The Advisors' Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Institutional Managed Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Board Standing Committees. The Board has established the following standing committees:

•  Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditor's compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor's opinion, any related management letter, management's responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust's senior internal accounting executive, if any, the independent auditor's report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust's compliance program. Messrs. Storey, Sullivan and Williams, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met 4 times during the Trust's most recently completed fiscal year.

•  Fair Value Pricing Committee.  The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available or deemed not eligible. The Fair Value Pricing Committee's determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board's delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met XX times during the Trust's most recently completed fiscal year.

•  Governance Committee.  The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board's operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of "interested" Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the applicable Trust's offices. Messrs. Storey, Sullivan,Williams and Johnson, Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met 8 times during the Trust's most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) of the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*	Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	XX	XX
Mr. Doran	XX	XX
Independent
Mr. Storey	XX	XX
Mr. Sullivan	XX	XX
Ms. Greco	XX	XX
Ms. Lesavoy	XX	XX
Mr. Williams	XX	XX
Mr. Johnson	XX	XX

*   Valuation date is December 31, 2007.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation			Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher	$	X	X	XX	XX	$	X	X
Mr. Doran	$	X	X	XX	XX	$	X	X
Independent
Mr. Gooch*	$	X	X	XX	XX	$	X	X
Mr. Storey	$	X	X	XX	XX	$	X	X
Mr. Sullivan	$	X	X	XX	XX	$	X	X
Ms. Greco	$	X	X	XX	XX	$	X	X
Ms. Lesavoy	$	X	X	XX	XX	$	X	X
Mr. Williams	$	X	X	XX	XX	$	X	X
Mr. Johnson	$	X	X	XX	XX	$	X	X

*   Mr. Gooch retired as of December 5 2007.

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—SEI employee, 1974-present. President and Chief Executive Officer, June 2007 to present, of SEI Alpha Strategy Portfolios, LP. Executive Vice President of SEI, 1986-1994. Director and Executive Vice President of SIMC, the Administrator and the Distributor, 1981-1994. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP.

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005 to present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003 to present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Chief Compliance Officer of SEI Opportunity Fund, L.P., Bishop Street Funds, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Liquid Asset Trust, The Advisors' Inner Circle Fund and The Advisors' Inner Circle

Fund II since March 2006. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

SOFIA A. ROSALA (DOB 02/01/74)—Vice President and Assistant Secretary (since 2004)—Vice President and Assistant Secretary of SIMC and the Administrator since 2005. Compliance Officer of SEI, September 2001-2004.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

MICHAEL T. PANG (DOB 07/08/72)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Counsel, Caledonian Bank & Trust's Mutual Funds Group, 2004. Counsel, Permal Asset Management, 2001-2004.

NICOLE WELCH (DOB 09/13/77)—Anti-Money Laundering Compliance Officer (since 2005)—Assistant Vice President and Anti-Money Laundering Compliance Coordinator of SEI since 2005. Compliance Analyst, TD Waterhouse, 2004. Senior Compliance Analyst, UBS Financial Services, 2002-2004. Knowledge Management Analyst, PricewaterhouseCoopers Consulting, 2000-2002.

PROXY VOTING POLICIES AND PROCEDURES

The Funds have delegated proxy voting responsibilities to SIMC, subject to the Board's general oversight. In delegating proxy voting responsibilities, each Fund has directed that proxies be voted consistent with a Fund's best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the "Procedures"). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Funds (each a "Client"). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the "Service") to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the "Guidelines") approved by SIMC's Proxy Voting Committee (the "Committee"). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service's recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service's recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client's consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC's Procedures and Guidelines, or information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2007, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC's website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of a Fund may be purchased in exchange for securities included in the Fund subject to the Administrator's determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for a Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange ("NYSE") or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Trust's Board of Trustees; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Funds for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodians are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from a Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder's basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of a Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of a Fund may not reflect all events that may affect the value of the Fund's foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in one or more of the Funds may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in such Funds. If a sufficient amount of a Fund's assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Funds, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Funds.

Use of Third-Party Independent Pricing Agents. The Funds' Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of a Fund's net assets or involve a material departure in pricing methodology from that of the Fund's existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the federal, state, local or foreign tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectuses is not intended to be a substitute for careful tax planning. You are urged to consult with your own tax advisor.

This discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. New legislation, as well as administrative or court decisions, may significantly change the conclusions expressed herein and may have a retroactive effect with respect to the transactions contemplated herein.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Post-October losses represent losses realized on investment or foreign currency transactions from November 1, 2006 through September 30, 2007 that, in accordance with federal income tax regulations, the Funds defer and treat as having arisen in the following fiscal year. For more information about the amount of capital loss carryforwards for the fiscal year ended September 30, 2007, please refer to the Annual Report.

Qualification as a RIC

Each Fund intends to qualify and elect to be treated as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject. The Board reserves the right not to maintain the qualification of each Fund as a RIC if it determines such course of action to be beneficial to shareholders.

In order to qualify for treatment as a RIC under the Code, a Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income, plus the excess of net short-term capital gain over net long-term capital losses) ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks or securities or foreign currencies or other income (including gains from forward contracts) derived with respect to its business of investing in stocks, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership ("Income Requirement"); (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, United States Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of a Fund's total assets and that does not represent more than 10% of the outstanding voting securities of the issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, the securities (other than the securities of other RICs) of two or more issuers engaged in the same, similar, or related trades or businesses if a Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, a Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31, of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax applicable to RICs.

If you buy shares when a Fund has realized but not yet distributed income or capital gains, you will be "buying a dividend" by paying the full price for the shares and gains and receiving back a portion of the price in the form of a taxable distribution.

Each Fund receives income generally in the form of dividends and interest on its investment. Each Fund's income, less expenses incurred in the operation of such Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions of dividends by a Fund will be taxable as ordinary income, whether you take them in cash or additional shares. Except for dividends paid by the International Fixed Income Fund and the Emerging Markets Debt Fund, all or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income includes, in general, subject to certain holding period requirements and other requirements, dividend income from certain foreign corporations. Eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States and those whose stock is tradable on an established securities market in the United States. It is expected that distributions from the International Fixed Income and Emerging Markets Debt Funds will primarily consist of ordinary income and that distributions from these Funds will not be eligible for the lower tax rates applicable to qualified dividend income. A Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in a Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold.

The use of hedging strategies, such as entering into forward foreign currency contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by a Fund. These complex tax rules also could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund and/or defer to a Fund's ability to recognize losses. Income from foreign currencies, and income from transactions in forward contracts that are directly related to a Fund's business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. All or a portion of any loss that you realize upon the redemption of a Fund's shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

If a Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and lower tax rates on qualified dividend income for individual shareholders.

A Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who (1) has provided a Fund either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends, (3) who has failed to certify to a Fund that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund will be required to include as part of its current income the imputed interest on such obligations even though a Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

Because each Fund's income is derived primarily from investments in foreign rather than domestic U.S. securities, no portion of its distributions will generally be eligible for the dividends-received deduction.

Non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and are encouraged to consult their tax advisor prior to investing in a Fund.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Many states grant tax-free status to ordinary income distributions that a Fund pays to you which are derived from interest on direct obligations of the U.S. Government. Some states have minimum investment requirements for this tax-free status that must be met by a Fund. Investments in Ginnie Mae or Fannie Mae securities, bankers' acceptances, commercial paper, and repurchase requirements collateralized by U.S. Government securities do not generally qualify for state tax-free treatment. The rules or exclusion of this income are different for corporate shareholders. Depending upon state and local law, distributions by a Fund to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding the state and local tax consequences of investments in a Fund.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and United States possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, a Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and United States possessions income taxes paid by a Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit (subject to significant limitations) against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of a Fund's income from sources within, and taxes paid to, foreign countries and United States possessions.

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by a Fund. These gains when distributed will be taxed to you as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing brokerage orders, it is the Trust's policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's advisers may cause the Trust to select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act ("Section 28(e)") permits the advisers, under certain circumstances, to cause a Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless transactions, in accordance with applicable SEC guidelines.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Funds' advisers under the Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as sub-advisers to certain Funds of the Trust, in the exercise of joint investment discretion over the assets of a Fund, may execute a substantial portion of a Fund's portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the "Program"). SIMC then requests, but does not require, that certain sub-advisers execute a portion of a Fund's portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to a Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay fund operating expenses. Sub-advisers are authorized to execute trades pursuant to the Program; provided that, the sub-adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust's prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to a Fund and/or reimburses expenses of a Fund in order to maintain the Fund's total operating expenses at or below a specified level. In such cases, the portion of commissions returned to a Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to a Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in a Fund's portfolio when there is a change in sub-advisers in the Fund or a reallocation of assets among the Fund's sub-advisers. An unaffiliated third-party broker selected by SIMC or the relevant sub-adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust's policy to achieve best net results, and must comply with the Trust's procedures regarding the execution of Fund transactions through affiliated brokers. The Funds do not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

For the fiscal years ended September 30, 2005, 2006 and 2007, the Funds paid the following brokerage fees:

	Total $ Amount of Brokerage Commission Paid (000)			Total $ Amount of Brokerage Commissions Paid to Affiliates (000)			% of Total Brokerage Commissions Paid to Affiliates			% Total Brokered Transactions Effected Through Affiliates
Fund	2005	2006	2007	2005	2006	2007	2005	2006	2007	2005	2006	2007
International Equity Fund	$4,105	$4,297	$5,193	$0	$175	$111	0%	4%	2%	2%	4%	2%
Emerging Markets Equity Fund	$3,903	$4,697	$4,494	$0	$96	$1	0%	2%	0%	3%	2%	0%
International Fixed Income Fund	$0	$0	$0	$0	$0	$0	0%	0%	0%	0%	0%	0%
Emerging Markets Debt Fund	$0	$0	$0	$0	$0	$0	0%	0%	0%	0%	0%	0%
Tax-Managed International Equity Fund	*	*	*	*	*	*	*	*	*	*	*	*

*  Not in operation during such period.

The portfolio turnover rates for the International Equity, Emerging Markets Equity and Emerging Markets Debt Funds for the fiscal years ended September 30, 2006 and 2007, were as follows:

	Turnover Rate
Fund	2006	2007
International Equity Fund	118%	172%
Emerging Markets Equity Fund	65%	79%
Emerging Markets Debt Fund	108%	81%
International Fixed Income Fund	194%	215%

The Trust is required to identify any securities of its "regular broker dealers" (as such term is defined in the 1940 Act) which the Trust has acquired during its most recent fiscal year. As of September 30, 2007, the Trust held securities from the following issuers:

Fund	Type of Security	Name of Issuer	Amount (000)
International Equity Fund	Debt	Merrill Lynch	7,405

	Debt	Goldman, Sachs & Co.	143

	Debt	Lehman Brothers Inc.	13,102

	Debt	Morgan Stanley & Co., Inc.	4,692

	Debt	Citigroup	1,833

	Debt	J.P. Morgan Chase Bank	693

	Equity	Barclays Capital Inc.	18,759

	Equity	Credit Suisse First Boston	22,376

	Equity	HSBC Securities Inc.	25,975

Emerging Markets Debt Fund	Debt	HSBC Securities Inc.	2,483

	Debt	Citigroup	2,441

	Debt	Barclays Capital Inc.	899

International Fixed Income Fund	Debt	Citigroup	7,841

	Debt	Barclays Capital Inc.	532

	Debt	J.P. Morgan Chase Bank	6,005

	Debt	Lehman Brothers Inc.	6,195

	Debt	Deutsche Bank	2,097

	Debt	Bear Stearns & Co. Inc.	2,114

	Debt	Morgan Stanley & Co., Inc.	5,387

	Debt	Credit Suisse First Boston	4,537

	Debt	HSBC Securities Inc.	1,368

	Debt	Merrill Lynch	742

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Funds' portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/fund_holdings_home.asp (the "Portfolio Holdings Website"). The Funds' Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Ten calendar days after each month end (the "Disclosure Date"), a list of the top ten portfolio holdings in each Fund as of the end of such month shall be made available on the Portfolio Holdings Website. Subsequently, a list of all portfolio holdings in each Fund as of the end of each month shall be made available on the Portfolio Holdings Website on the first day of the month following the Disclosure Date. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust's officers and that provides that the reporting service will not trade on the information. The Funds currently have no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Funds' Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Funds' third-party independent pricing agents and the Fund's independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider's contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of a Fund may also be provided to a prospective service provider for that Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises on-going oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Funds' policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters.

Neither the Funds, SIMC, nor any other service provider to the Funds may receive compensation or other consideration for providing portfolio holdings information.

The Funds file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' N-Q is available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of each Fund, each of which represents an equal proportionate interest in that Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of that Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios of shares or classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, SIMC, the Sub-Advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters pertaining solely to that Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectuses for the Funds or SAI state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of a Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a Trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of January 11, 2007, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. Shareholders controlling the Fund could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of the Fund. The Trust believes that most of the shares referred to below were held by the below persons in accounts for their fiduciary, agency or custodial customers. As of January 31, 2008, the Tax-Managed International Equity Fund had not commenced operations.

Name and Address	Number of Shares	Percent of Funds
International Equity Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	218,133,130.560	78.83%
Name and Address	Number of Shares	Percent of Funds
International Equity Fund: Class I
Patterson & Co. Cust. SPTC FBO Marshall Dennehey Warner Coleman & Goggin 1525 West WT Harris Blvd. Charlotte, NC 28288-0001	132,116.725	11.63%
Patterson & Co. Custodian SPTC FBO Qantas Airways Limited Capital Accumulation Plan 1525 W. WT Harris Blvd. #1151 Charlotte, NC 28288-0001	73,758.477	6.49%
Patterson & Co. Custodian SPTC FBO J & J Distributing Co. 401K Plan 1525 W. WT Harris Blvd. #1151 Charlotte, NC 28288-0001	67,694.837	5.96%
Patterson & Co. Cust. SPTC FBO Elkem Metals Inc. Ret. Svgs. 1525 W. WT Harris Blvd. #NC1151 Charlotte, NC 28288-0001	65,792.036	5.79%

Name and Address	Number of Shares	Percent of Funds
International Fixed Income Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	67,030,791.011	90.43%
Emerging Markets Equity Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	76,299,797.095	83.73%
Emerging Markets Debt Fund: Class A
SEI Private Trust Company One Freedom Valley Drive Oaks, PA 19456	69,616,598.781	71.33%
SEI Asset Allocation Market Growth Strategy Fund One Freedom Valley Drive Oaks, PA 19456	5,313,414.744	5.44%

EXPERTS

The financial statements incorporated by reference into this SAI and the Financial Highlights for the year ended September 30, 2006 and 2007 included in the Prospectuses have been audited by KPMG LLP, an independent registered public accounting firm, as indicated in their report, with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. The Financial Highlights for the years ended September 30, 2003, 2004 and 2005 included in the Prospectuses have been audited by the Trust's previous auditors. KPMG LLP is located at 1601 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109-3661, serves as custodian for the assets of the Funds (the "Custodian"). The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act. U.S. Bank National Association, U.S. Bank, 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent of the Trust's assets.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

APPENDIX A—DESCRIPTION OF RATINGS

DESCRIPTION OF CORPORATE BOND RATINGS

MOODY'S RATING DEFINITIONS

LONG-TERM RATINGS

Aaa  Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa  Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A  Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba  Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B  Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa  Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca  Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C  Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's bond ratings, where specified, are applied to senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATING DEFINITIONS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell, or hold a security, as it does not comment on market price or suitability for a particular investor.

The ratings are based, in varying degrees, on the following considerations:

(1) Likelihood of default. The rating assesses the obligor's capacity and willingness as to timely payment of interest and repayment of principal in accordance with the terms of the obligation.

(2) The obligation's nature and provisions.

(3) Protection afforded to, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under bankruptcy laws and other laws affecting creditors' rights.

Likelihood of default is indicated by an issuer's senior debt rating. If senior debt is not rated, as implied senior debt rating is determined. Subordinated debt usually is rated lower than senior debt to better reflect relative position of the obligation in bankruptcy. Unsecured debt, where significant secured debt exists, is treated similarly to subordinated debt.

LONG-TERM RATINGS

Investment Grade

AAA  Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA  Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A  Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB  Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated "BB", "B", "CCC", "CC", and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB  Debt rated "BB" has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

B  Debt rate "B" has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The "B" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

CCC  Debt rated "CCC" has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category also is used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

CC  The rating "CC" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC" rating.

C  The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D  Debt is rated "D" when the issue is in payment default, or the obligor has filed for bankruptcy. The "D" rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

Plus (+) or minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

pr  The letters "pr" indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

L  The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter "L" indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

  *Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

N.R.  Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

If an issuer's actual or implied senior debt rating is "AAA", its subordinated or junior debt is rated "AAA" or "AA+", If an issuer's actual or implied senior debt rating is lower than "AAA" but higher than "BB+", its junior debt is typically rated one designation lower than the senior debt rating. For example, if the senior debt rating is "A", subordinated debt normally would be rated "A-". If an issuer's actual or implied senior debt rating is "BB+" or lower, its subordinated debt is typically rated two designations lower than the senior debt rating.

Investment and Speculative Grades

The term "investment grade" was originally used by various regulatory bodies to connote obligations eligible for investment by institutions such as banks, insurance companies, and savings and loan associations. Over time, this term gained widespread usage throughout the investment community. Issues rated in the four highest categories, "AAA", "AA", "A", "BBB", generally are recognized as being investment grade. Debt rated "BB" or below generally is referred to as speculative grade. The term "junk bond" is merely a more irreverent expression for this category of more risky debt. Neither term indicates which securities S&P deems worthy of investment, as an investor with a particular risk preference may appropriately invest in securities that are not investment grade.

Ratings continue as a factor in many regulations, both in the U.S. and abroad, notably in Japan. For example, the SEC requires investment-grade status in order to register debt on Form-3, which, in turn, is how one offers debt via a Rule 415 shelf registration. The Federal Reserve Board allows members of the Federal Reserve System to invest in securities rated in the four highest categories, just as the Federal Home Loan Bank System permits federally chartered savings and loan associations to invest in corporate debt with those ratings, and the Department of Labor allows pension funds to invest in commercial paper rated in one of the three highest categories. In similar fashion, California regulates investments of municipalities and county treasurers, Illinois limits collateral acceptable for public deposits, and Vermont restricts investments of insurers and banks. The New York and Philadelphia Stock Exchanges fix margin requirements for mortgage securities depending on their rating, and the securities haircut for commercial paper, debt securities, and preferred stock that determines net capital requirements is also a function of the ratings assigned.

FITCH'S RATINGS DEFINITIONS

LONG-TERM RATINGS

Investment Grade

AAA  Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA  Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A  High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB  Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB  Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B  Highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C  High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, D  Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

  Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit).

MOODY'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

•  Leading market positions in well-established industries.

•  High rates of return on funds employed.

•  Conservative capitalization structures with moderate reliance on debt and ample asset protection.

•  Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•  Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

A-1  This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

A-2  Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

A-3  Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FITCH'S DESCRIPTION OF ITS THREE HIGHEST SHORT-TERM DEBT RATINGS

F1  Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2  Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3  Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 23.  Exhibits:

(a)(1)  Agreement and Declaration of Trust dated June 28, 1988 as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601) filed with the Securities and Exchange Commission ("SEC") on June 30, 1988, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 23, filed with the SEC on June 23, 1997.

(a)(2)  Amendment to Agreement and Declaration of Trust, dated August 9, 1989, is herein incorporated by reference to Exhibit (a)(2) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(a)(3)  Amendment to Agreement and Declaration of Trust, dated April 29, 1998, is herein incorporated by reference to Exhibit (a)(3) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(b)(1)  Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(c)  Not Applicable

(d)(1)  Investment Advisory Agreement between Registrant and SEI Investments Management Corporation ("SIMC") dated December 16, 1994 (restated as of December 17, 2002) is herein incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2003.

(d)(2)  Schedule to Investment Advisory Agreement between Registrant and SIMC dated December 16, 2002 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2003.

(d)(3)  Amended Schedule dated June 20, 2000 to the Investment Advisory Agreement dated December 16, 1994 between the Registrant and SIMC with respect to the Emerging Markets Equity, International Equity, Emerging Markets Debt and Tax-Managed International Equity Funds is filed herewith.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated June 29, 1998 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 25, 1998.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated June 26, 2002 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(d)(6)  Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated September 18, 2000 is herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated March 17, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(9) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(8)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Debt Fund dated April 20, 2007 is filed herewith.

(d)(9)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein (f/k/a Alliance Capital Management L.P.) dated January 11, 2006 with respect to the International Equity and International Fixed Income Funds are herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(d)(10)  Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated March 11, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(12)  Investment Sub-Advisory Agreement between SIMC and McKinley Capital Management, Inc. dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(13)  Investment Sub-Advisory Agreement between SIMC and Rexiter Capital Management Limited dated July 15, 2004 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(d)(14)  Revised Schedule A to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated March 10, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2005.

(d)(15)  Amendment to Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(16)  Amendment to Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited dated July 1, 2003 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(17)  Amendment to Investment Sub-Advisory Agreement between SIMC and The Boston Company Asset Management, LLC dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(18)  Amendment to Investment Sub-Advisory Agreement between SIMC and Capital Guardian Trust Company dated July 1, 2003 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(19)  Amendment to Investment Sub-Advisory Agreement between SIMC and Emerging Markets Management, L.L.C. dated July 1, 2003 with respect to the Emerging Markets Equity Fund is herein incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2004.

(d)(20)  Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC dated June 30, 2005 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Fuller & Thaler Asset Management, Inc. dated July 15, 2005 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(29) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(d)(22)  Investment Sub-Advisory Agreement between SIMC and Smith Breeden Asset Management Inc. dated December 8, 2005 with respect to the International Equity Fund is herein incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(d)(23)  Investment Sub-Advisory Agreement between SIMC and AXA Rosenberg Investment Management LLC dated October 9, 2006 with respect to the Emerging Markets Equity and International Equity Funds is herein incorporated by reference to Exhibit (d)(22) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(24)  Investment Sub-Advisory Agreement between SIMC and BlackRock Financial Management, Inc. dated October 18, 2006 with respect to the International Fixed Income Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(25)  Investment Sub-Advisory Agreement between SIMC and ING Investment Management Advisors, B.V. dated October 10, 2007 with respect to the Emerging Markets Debt Fund is filed herewith.

(d)(26)  Investment Sub-Advisory Agreement between SIMC and Record Currency Management Limited dated July 21, 2006 with respect to the International Fixed Income and International Equity Funds is herein incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(27)  Investment Sub-Advisory Agreement between SIMC and Stone Harbor Investment Partners LP dated April 1, 2006 with respect to the Emerging Markets Debt Fund is herein incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(d)(28)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated July 20, 2007 with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(29)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated August 3, 2007 with respect to the Emerging Markets Equity Fund is filed herewith.

(d)(30)  Investment Sub-Advisory Agreement between SIMC and Fidelity International Investment Advisors dated March 21, 2007 with respect to the International Fixed Income Fund is filed herewith.

(d)(31)  Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated March 17, 2006 with respect to the International Equity Fund and the International Fixed Income Fund is filed herewith.

(e)  Amended and Restated Distribution Agreement between Registrant and SEI Investments Distribution Co. dated September 16, 2002 is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(f)  Not Applicable

(g)(1)  Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated March 1, 2004 is herein incorporated by reference to Exhibit (g)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(g)(2)  Custodian Agreement between the Trust and U.S. Bank N.A. dated August 16, 2006 is herein incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between Registrant and SEI Investments Fund Management dated December 10, 2003 is herein incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 29, 2004.

(h)(2)  Shareholder Service Plan and Agreement with respect to the Class A shares is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on April 8, 1997.

(h)(3)  Shareholder Service Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on June 30, 2000.

(h)(4)  Administrative Services Plan and Agreement with respect to Class I shares is herein incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 28, 2002.

(i)  Opinion and Consent of Counsel is filed herewith.

(j)  Opinion and Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Not Applicable.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan relating to Class A, I and Y shares dated June 26, 2002 is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 27, 2002.

(o)  Not Applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is filed herewith.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(3)  The Code of Ethics for SEI Investments Global Funds Services is filed herewith.

(p)(4)  The Code of Ethics for SEI Institutional International Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(p)(5)  The Code of Ethics for Capital Guardian Trust Company is filed herewith.

(p)(6)  The Code of Ethics for The Boston Company Asset Management, LLC is filed herewith.

(p)(7)  The Code of Ethics for AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) is filed herewith.

(p)(8)  The Code of Ethics for Ashmore Investment Management Limited is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(9)  The Code of Ethics for Emerging Markets Management, L.L.C. is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(10)  The Code of Ethics for McKinley Capital Management, Inc. is herein incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(11)  The Code of Ethics for Rexiter Capital Management Limited is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on November 28, 2006.

(p)(12)  The Code of Ethics for Fuller & Thaler Asset Management, Inc. is filed herewith.

(p)(13)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on December 1, 2005.

(p)(14)   The Code of Ethics for Smith Breeden Associates, Inc. is herein incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-22821 and 811-05601), filed with the SEC on January 29, 2007.

(p)(15)  The Code of Ethics for PanAgora Asset Management, Inc. is filed herewith.

(p)(16)  The Code of Ethics for AXA Rosenberg Investment Management LLC is filed herewith.

(p)(17)  The Code of Ethics for BlackRock Financial Management, Inc. is filed herewith.

(p)(18)  The Code of Ethics for Fidelity International Investment Advisors is filed herewith.

(p)(19)  The Code of Ethics for ING Investment Management Advisors, B.V. is filed herewith.

(p)(20)  The Code of Ethics for Record Currency Management Limited is filed herewith.

(p)(21)  The Code of Ethics for Stone Harbor Investment Partners LP is filed herewith.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, F. Wendell Gooch, Rosemarie B. Greco, George J. Sullivan, Jr., James M. Storey, Nina Lesavoy, Stephen F. Panner and James M. Williams are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 033-22821 and 811-05601), filed with the SEC on January 27, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is filed herewith.

Item 24.  Persons Controlled by or Under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a)(1) to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant's Agreement and Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation, or employment of a substantial nature in which each director, officer, or partner of the adviser and sub-advisers is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's and each sub-adviser's table was provided to the Registrant by the adviser or respective sub-adviser for inclusion in this Registration Statement.

AllianceBernstein L.P.

AllianceBernstein L.P. ("AllianceBernstein") is a sub-adviser to the Registrant's International Fixed Income, Emerging Markets Equity and International Equity Funds. The principal business address of AllianceBernstein is 1345 Avenue of the Americas, New York, New York 10105. AllianceBernstein is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Dominique Carrel-Billiard Director	AXA	Chief Executive Officer

Henri de Castries Director	AXA	Chairman, Management Board

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	AXA Equitable Life Insurance Company AXA Financial, Inc.	Director Chairman of the Board

Christopher M. Condron Director	AXA Financial, Inc. AXA Equitable Life Insurance Company AXA	Director, President & Chief Executive Officer Chairman, Chief Executive Officer Member of the Management Board

Denis Duverne Director	AXA AXA Equitable Life Insurance Company	Chief Financial Officer Director

Peter Etzenbach Director	—	—

Weston M. Hicks Director	Alleghany Corporation	President and Chief Executive Officer

A.W. (Pete) Smith, Jr. Director	Smith Consulting	President

Gerald M. Lieberman President, Chief Operating Officer	AllianceBernstein	Director

Lewis A. Sanders Chairman of the Board, Chief Executive Officer/ Director	AllianceBernstein	Chairman of the Board and Chief Executive Officer/ Director

Peter J. Tobin Director	AXA	Director

Laurence E. Cranch Executive Vice President and General Counsel	—	—

Richard S. Dziadzo Director	—	—

Sharon E. Fay Executive Vice President	—	—

Mark R. Gordon Executive Vice President	—	—

Deborah S. Hechinger Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Mark R. Manley Executive Vice President	AllianceBernstein	Senior Vice President, Deputy General Counsel and Chief Compliance Officer

Seth J. Masters Executive Vice President	—	—

Douglas J. Peebles Executive Vice President	—	—

Jeff S. Phlegar Executive Vice President	—	—

Lorie A. Slutsky Director	The New York Community Trust AXA Equitable Life Insurance Company	President and Chief Executive Officer President and Chief Executive Officer

Marilyn Fedak Executive Vice President	—	—

Thomas S. Hexner Executive Vice President	—	—

Marc O. Mayer Executive Vice President	—	—

James G. Reilly Executive Vice President	—	—

Paul Rissman Executive Vice President	—	—

David Steyn Executive Vice President	—	—

Gregory J. Tencza Executive Vice President	—	—

Christopher Toub Executive Vice President	—	—

Lisa A. Shalett Executive Vice President	—	—

Lawrence H. Cohen Executive Vice President	—	—

Robert Henry Joseph, Jr. Senior Vice President and Chief Financial Officer	—	—

Edward J. Farrell Executive Vice President	AllianceBernstein	Senior Vice President and Controller

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
James A. Gingrich Executive Vice President	—	—

Ashmore Investment Management Limited

Ashmore Investment Management Limited ("Ashmore") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Ashmore is 20 Bedfordbury, London, United Kingdom WC2N 4BL. Ashmore is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Mark Coombs Director	Ashmore Group plc
Ashmore Investments (UK) Ltd
Ashmore Investment
Management Ltd
Ashmore Asset
Management Limited
Ashmore Russian Equity
Fund (Cayman Islands
registered)
Ashmore AOF (GP) Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund Limited
(Cayman Islands registered)
Ashmore Global Special
Situations Fund 2 Limited
(Guernsey registered)
Ashmore Emerging Markets
Debt Fund (Cayman
Islands registered)
Ashmore Management
Company Limited
(Guernsey registered)
International Administration
(Guernsey) Limited
(Guernsey registered)
Balkan Regeneration Fund
(Cayman Islands registered)
Ashmore Emerging Markets
Debt and Currency Fund
(Guernsey registered)
EMTA (US registered)
Ashmore SICAV
(Luxembourg registered)
Ashmore (Hong Kong) Limited
(Hong Kong registered)	Director
Director
Director

Director

Director (resigned
April 7, 2006)

Director (Company dissolved
December 29, 2006)
Director (resigned
April 11, 2006)

Director (resigned
April 11, 2006)

Director (resigned
April 5, 2006)

Director (resigned
April 5, 2006)

Director (resigned
December 30, 2005)

Director (Ceased June 29, 2005)

Director (resigned
April 11, 2006)

Director (Co-chair)
Director (resigned
May 31, 2006)
Director (appointed
10, November 2005)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Ashmore Energy International
Limited (Cayman
Islands registered)

YamalCo Energy Partners Limited

Ashmore Energy International
(formerly Prisma Energy
International Inc) (US registered)
Ashmore Local Currency Fund
(Cayman Island registered)

Ashmore Global Special
Situations Fund 3 Limited
(Guernsey registered)
Ashmore Cayman SPC Limited
(Cayman Island registered)

Fidelity Cayman Investment
Company Limited
(Cayman Island registered)
CPI Limited (Cayman
Island registered)

The Ashmore Group
Limited Pension Scheme
The Ashmore Group Ltd
Retirement and Death
Benefit Scheme
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Mark Coombs
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Julian Green
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Christopher Raeder
The Ashmore Group Ltd
Retirement and Death Benefit
Scheme Re: Jerome Booth	Director (appointed
26 January 2006, company
dissolved on a merger
December 29, 2006)
Director (resigned
December 15, 2006)
Director (appointed
July 12, 2006)

Director (appointed
March 06, 2006 and
resigned April 05, 2006)
Director (appointed
March 30, 2005 and
resigned April 10, 2006)
Director (appointed
February 01, 2005 and
resigned April 12, 2006)
Director (appointed
March 02, 2005 and
resigned April 12, 2006)
Director (appointed
October 03, 2005 and
resigned April 12, 2006)
Trustee (Ceased)

Trustee

Trustee

Trustee

Trustee

Trustee

James Neilsen Pettigrew	Edinburgh Investment Trust plc CMC Markets plc Ashmore Group plc Ashmore Investment Management Limited Ashmore Investments (UK) Limited Garban-Intercapital America (No. 3) Ltd	Director Director Director Director Director Director (resigned 02/02/2006)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
Bavensdale Company
Butler Securities Nominees Ltd
Carlingdale Company
Exco International plc
Exco Nominees Limited
Exco Overseas Limited
Garban Broking Holdings
(Europe) Limited
Garban Europe Limited
Garban Group Holidngs Limited
Garban Information
Systems Limited
Garban International
Garban Nominees Limited
Garban-Intercapital (2001) Limited
Garban-Intercapital (Dakleigh)
Garban-Intercapital
America (No.1) Limited
Garban-Intercapital
America (No.2) Limited
Garban-Intercapital
America (No.4) Limited
Garban-Intercapital
US Investments
(Holdings) Limited
Garban-Intercapital
US Investments (No 1) Limited
Garban-Intercapital
US Investments (No 2) Limited
GHL Investments Limited
ICAP America
Investments Limited
ICAP Energy Limited
ICAP Europe Limited
ICAP Futures Limited
ICAP Holdings (USA) Inc
ICAP Investments Limited
ICAP Management
Services Limited
ICAP New Jersey (No 1) LLC
ICAP New Jersey
(No 1) LLC (Branch)
ICAP North America
Investments Limited	Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

Director (resigned 02/06/2006)

Name and Position With Investment Adviser	Name of Other Company (all UK unless shown otherwise)	Position With Other Company
ICAP plc ICAP Securities Limited ICAP SPV Limited ICAP US No.1 Limited ICAP US No.2 Limited ICAP WCLK Limited Intercapital plc T & M Securities Limited Zedco Ltd ICAP Securities Ltd Paris Office	Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)
Director (resigned 02/06/2006)

AXA Rosenberg Investment Management LLC

AXA Rosenberg Investment Management LLC ("AXA Rosenberg") is a sub-adviser for the Registrant's Emerging Markets Equity and International Equity Funds. The principal business address of AXA Rosenberg is 4 Orinda Way, Building E, Orinda, California 94563. AXA Rosenberg is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AXA Rosenberg has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

BlackRock Financial Management, Inc.

BlackRock Financial Management, Inc. ("BFM") is a sub-adviser for the International Fixed Income Fund. The principal address of BFM is 100 Bellevue Parkway, Wilmington, Delaware 19809. BFM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Paul Audet Chief Financial Officer and Managing Director	BAA Holdings, LLC
Wilmington, DE

BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors
Holdings, Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Cayco Limited,
Cayman Islands
BlackRock Cayman Company,
Cayman Islands	Chief Financial Officer,
Managing Director
and Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Chief Financial Officer
and Managing Director

Director

Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Cayman Newco Limited,
Cayman Islands
BlackRock Finco, LLC,
Wilmington, DE
BlackRock Finco UK, Ltd.,
London, England
BlackRock Funding, Inc.
Wilmington, DE
BlackRock Funding
International, Ltd.,
Cayman Islands
BlackRock Holdco Limited,
Cayman Islands
BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Lux Finco S.a r.l.,
Luxembourg, Luxembourg
BlackRock Operations (Luxembourg)
S.a r.l.,
Luxembourg, Luxembourg
BlackRock Portfolio Holdings,
Inc.
Wilmington, DE
BlackRock Portfolio
Investments, LLC
Wilmington, DE
BlackRock UK 1 LP,
London, England
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research &
Management Company,
Boston, MA
SSRM Holdings, Inc.,
Boston, MA	Director

Director

Director

Chief Financial Officer,
Managing Director and Director
Director

Director

Chief Financial Officer,
Managing Director and Director

Chief Financial Officer
and Managing Director

FSA Approved Person

Chief Financial Officer
and Managing Director

Chief Financial Officer
and Managing Director
Chief Financial Officer
and Managing Director

Chief Financial Officer,
Managing Director and Director

Chief Financial Officer,
Managing Director and Director

Chief Financial Officer
and Managing Director
Chief Financial Officer,
Managing Director and Director
Chief Financial Officer
and Managing Director

Chief Financial Officer
and Managing Director

Robert P. Connolly General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	General Counsel, Managing Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.
Wilmington, DE
BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Lux Finco S.a r.l.,
Luxembourg, Luxembourg
BlackRock Operations (Luxembourg)
S.a r.l.,
Luxembourg, Luxembourg
BlackRock Portfolio Holdings,
Inc.
Wilmington, DE
BlackRock Portfolio
Investments, LLC
Wilmington, DE
BlackRock UK 1 LP,
London, England
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research and
Management Company,
Boston, MA
SSRM Holdings, Inc.,
Boston, MA	General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary

FSA Approved Person

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary
General Counsel, Managing
Director and Secretary

General Counsel, Managing
Director and Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Laurence D. Fink Chief Executive Officer and Director	BAA Holdings, LLC,
Wilmington, DE
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Advisors, Singapore
Pte. Ltd.,
Singapore
BlackRock Capital
Management, Inc,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funding
International, Ltd.,
New York, NY
BlackRock Funds,
Wilmington, DE
BlackRock Holdco 2, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.
New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc.,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock US Newco, Inc.,
Wilmington, DE	Chief Executive Officer
and Director
Chairman, Chief Executive
Officer and Director
Chief Executive Officer

Chief Executive Officer
and Director

Chairman and Chief
Executive Officer

Chief Executive Officer

Chief Executive Officer

Director

Trustee

Director

Chief Executive Officer

Chief Executive Officer
and Director

FSA Approved Person

Chairman and Director

Chief Executive Officer

Chief Executive Officer

Chief Executive Officer

Chairman and
Chief Executive Officer

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	State Street Research & Management Company, Boston, MA State Street Research Investment Services, Inc., Boston, M SSRM Holdings, Inc., Boston, MA	Chairman, Chief Executive Officer and Director Director Chairman, Chief Executive Officer and Director

Robert S. Kapito President and Director	BAA Holdings, LLC,
Wilmington, DE
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Advisors Singapore
Pte. Ltd.,
Singapore
BlackRock Closed-End Funds,
Wilmington, DE
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funding
International, Ltd.,
New York, NY
BlackRock Holdco 2, Inc.,
Wilmington, DE
BlackRock (Institutional)
Canada Ltd.,
Toronto, Ontario
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.
New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY	President and Director

President and Director

President and Director

President and Director

President

President and Trustee

President and Director

President and Director

Director

Director

President and Director

President and Director

President and Director

FSA Approved Person

Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc.,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock Realty Advisors, Inc.,
Florham Park, NJ
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research &
Management Company,
Boston, MA
State Street Research Investment
Services, Inc.,
Boston, MA
SSRM Holdings, Inc.,
	Boston, MA	President President and Director President and Director Director President and Director President and Director Director President and Director

Charles Hallac Vice Chairman	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock India Private Ltd.,
Mumbai, India
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
	Plainsboro, NJ	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman FSA Approved Person Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Portfolio Holdings,
Inc.,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock US Newco, Inc.
New York, NY
State Street Research &
Management Company,
Boston, MA
SSRM Holdings, Inc.,
	Boston, MA	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Barbara Novick Vice Chairman	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investments, Inc.,
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc.,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock US Newco, Inc.
	New York, NY	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman FSA Approved Person Chief Executive Officer Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	State Street Research & Management Company, Boston, MA SSRM Holdings, Inc., Boston, MA	Vice Chairman Vice Chairman

Scott Amero Vice Chairman	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc.,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock US Newco, Inc.
New York, NY
State Street Research &
Management Company,
Boston, MA
SSRM Holdings, Inc.,
	Boston, MA	Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman FSA Approved Person Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

Susan Wagner Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	Vice Chairman, Chief Operating Officer and Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Finco UK, Ltd.,
London, England
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Institutional
Management Corporation
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd,
Edinburgh, Scotland
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Inc.
Wilmington, DE
BlackRock Portfolio
Investments, LLC
Wilmington, DE
BlackRock US Newco, Inc.,
Wilmington, DE
State Street Research &
Management Company,
Boston, MA
SSRM Holdings, Inc.,
Boston, MA	Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer

Director

Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer

FSA Approved Person

Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer
Vice Chairman and
Chief Operating Officer

Vice Chairman and
Chief Operating Officer

Robert Doll Vice Chairman	BlackRock, Inc., New York, NY BlackRock Advisors, LLC, Wilmington, DE BlackRock Advisors Holdings, Inc., New York, NY	Vice Chairman and Director Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
Wilmington, DE
BlackRock Funds (formerly
Merrill Lynch Funds)
Plainsboro, NJ
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.
New York, NY
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Portfolio Holdings,
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock US Newco, Inc.,
Wilmington, DE
Portfolio Administration &
Management Ltd.,
	Cayman Islands	Vice Chairman Vice Chairman Chairman and President Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Director

Robert Fairbairn Vice Chairman	BlackRock, Inc.,
New York, NY
BlackRock Advisors, LLC,
Wilmington, DE
BlackRock Advisors Holdings,
Inc.,
New York, NY
BlackRock Asset Management
U.K. Limited,
London, England
BlackRock Capital
Management, Inc.,
Wilmington, DE
BlackRock Funding, Inc.,
	Wilmington, DE	Vice Chairman Vice Chairman Vice Chairman Chairman and Director Vice Chairman Vice Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
BlackRock Institutional
Management Corporation,
Wilmington, DE
BlackRock International
Holdings, Inc.,
New York, NY
BlackRock International, Ltd.,
Edinburgh, Scotland
BlackRock Investment
Management (Australia)
Limited,
Victoria, Australia
BlackRock Investment
Management International
Limited,
London, England
BlackRock Investment
Management, LLC,
Plainsboro, NJ
BlackRock Investment
Management (UK) Limited,
London, England
BlackRock Jersey Holdco
Limited,
New Jersey
BlackRock Lux Finco S.a r.l.,
Luxembourg, Luxembourg
BlackRock Operations
(Luxembourg) S.a r.l.,
Luxembourg, Luxembourg
BlackRock Portfolio
Holdings, Inc.
Wilmington, DE
BlackRock Portfolio
Investments, LLC,
Wilmington, DE
BlackRock UK 1 LP,
London, England
BlackRock US Newco, Inc.,
	Wilmington, DE	Vice Chairman Vice Chairman Chairman and Director Director Chairman and Director Vice Chairman Vice Chairman Director Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman Vice Chairman

The Boston Company Asset Management, LLC

The Boston Company Asset Management, LLC ("The Boston Company") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of The Boston Company is One Boston Place, Boston, MA 02108. The Boston Company is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Corey Griffin Director, Chairman	Mellon Trust of New England, N.A. TBC General Partner, LLC Standish Mellon Asset Management, LLC	Senior Vice President Director, President Member

Phillip N. Maisano Manager	Dreyfus Corporation
EACM Advisors LLC
Newton Management Limited
Franklin Portfolio Associates,
LLC
Mellon Capital Management
Corp.
Mellon Equity Associates, LLP
Founders Asset Management
LLC
Standish Mellon Asset
	Management Company LLC	CIO, Vice Chair and Director Chairman of Board Director Director Director Executive Committee Member Member, Board of Managers Member, Board of Managers

John Nagorniak Director	CFA Research Institute
Foxstone Financial, Inc
Franklin Portfolio Associates
Trust
Mellon Capital Management
Corporation
Mellon Equity Associates, LLP
MIT 401k Plan
MIT Investment Corporation
Newton Management Limited
	Princeton Class of 1966	Trustee President—Director Chairman—Trustee Director Executive Committee Member Trustee Director Director Treasurer

Ronald O'Hanley Chairman of the Board	BNY Mellon Asset Management
The Bank of New York Mellon
Corporation
Mellon Trust of
New England, N.A.
Standish Mellon Asset
Management Company LLC
Franklin Portfolio Associates, LLC
	Mellon Equity Associates, LLP	President and CEO Vice Chairman, Executive Committee Vice Chairman Director Director Chairman, Executive Committee Member

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Pareto Investment Management Limited Mellon Capital Management Corporation Mellon Bank N.A. MAM (MA) Trust MAM (DE) Trust The Dreyfus Corporation EACM Advisors, LLC	Non-Executive Director Director Director Trustee & President Trustee & President Vice Chairman, Director Board of Managers

Edward Ladd Director	Standish Mellon Asset Management Company LLC	Manager

Scott E. Wennerholm Director	Mellon Capital Management
Corporation
Mellon Equity Associates, LLP
Newton Management Limited
Standish Mellon Asset
Management Company LLC
MAM (MA) Holdings Trust
EACM Advisors, LLC
	Franklin Portfolio Associates, LLC	Director Director Director Director Trustee Director Director

David Cameron President and CEO	Mellon Trust of New England, N.A.	Senior Vice President

Capital Guardian Trust Company

Capital Guardian Trust Company ("CGTC") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of CGTC is 333 Hope Street, 55th Floor, Los Angeles, California 90071. CGTC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
John S. Armour Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Curtis A. Baker Senior Vice President	—	—

Andrew F. Barth Director and President	The Capital Group Companies Capital Group International, Inc. Capital International Research, Inc.	Director Director, Executive Vice President Director, Vice Chairman of Global Research

Michael D. Beckman Senior Vice President	The Capital Group Companies Capital Guardian Trust Company of Nevada	Senior Vice President of Central Services Group Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Capital International Asset Management, Inc. Capital International Financial Services, Inc. Capital International Asset Management (Canada), Inc. Capital Group International, Inc.	Director and President Director and President Senior Vice President Formerly, Senior Vice President

Julius T. (Terry) Berkemeier Senior Vice President	Capital International, Inc. Capital International Limited Capital International Research, Inc.	Vice President Senior Vice President Senior Vice President

Michael A. Burik Senior Vice President and Senior Counsel	Capital International, Inc. Capital International Financial Services, Inc.	Senior Vice President and Senior Counsel Vice President and Secretary

Gerald C. du Manoir Senior Vice President	Capital International Research, Inc. Capital Guardian (Canada), Inc.	Senior Vice President Vice President

Scott M. Duncan Senior Vice President	—	—

John B. Emerson Director and Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Director and Chairman

Michael R. Ericksen Director and Senior Vice President	The Capital Group Companies Capital International Limited	Director Director and Chairman

Michael A. Felix Director, Senior Vice President and Treasurer	Capital Guardian (Canada), Inc. Capital International, Inc. Capital Guardian Research Inc.	Senior Vice President and Treasurer Director and Senior Vice President Director

David I. Fisher Director and Chairman	Capital Group International, Inc.
Capital International, Inc.
Capital International Limited
Capital International Limited
(Bermuda)
The Capital Group Companies,
Inc.
Capital International Research,
Inc.
	Capital Group Research, Inc.	Director and Chairman Director and Vice Chairman Director and Vice Chairman Director and President Director and Chairman of the Executive Committee Director Director

Clive N. Gershon Senior Vice President	—	—

Laurentius Harrer Senior Vice President	Capital International S.A.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Cheryl L. Hesse Senior Vice President and Senior Counsel	Capital International, Inc. Capital Management Services, Inc.	Senior Vice President and Senior Counsel Secretary

Mary M. Humphrey Senior Vice President	—	—

William H. Hurt Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation Capital Strategy Research, Inc.	Director Director and Chairman

Todd S. James Senior Vice President	Capital International Research, Inc.	Senior Vice President

Peter C. Kelly Director, Senior Vice President and Senior Counsel	Capital International, Inc. Capital International Emerging Markets Fund Capital Group International, Inc.	Director, Senior Vice President, Senior Counsel and Secretary Director Secretary

Charles A. King Senior Vice President	—	—

Naomi H. Kobayashi Senior Vice President and Senior Counsel	Capital International, Inc.	Senior Vice President and Senior Counsel

Lianne K. Koeberle Director and Senior Vice President	—	—

Victor D. Kohn Director	Capital International, Inc. Capital International Research, Inc.	Director and President Formerly, Senior Vice President

Nancy J. Kyle Director and Vice Chairperson	Capital Guardian (Canada), Inc.	Director and Vice Chairperson

Karin L. Larson Director	Capital Group Research, Inc. Capital International Research, Inc.	Director, Chairperson and President Director and Chairperson

Michael D. Locke Senior Vice President	Capital International Research, Inc. Capital Guardian Trust Company	Senior Vice President Formerly, Vice President

Karen A. Miller Director and Senior Vice President	Capital International Research, Inc.	Formerly, Senior Vice President

Robert H. Neithart Director and Vice President	Capital International Research, Inc.	Director and Executive Vice President, Research Director/ Coordinator

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Shelby Notkin Senior Vice President & Chairman	Capital Strategy Research, Inc. Capital Guardian Trust Company Capital Guardian Trust Company, a Nevada Corporation	Director and Vice President Formerly, Vice President Director

Michael E. Nyeholt Senior Vice President	—	—

Mary M. O'Hern Senior Vice President	Capital International Limited Capital International, Inc	Senior Vice President Senior Vice President

Jeffrey C. Paster Senior Vice President	—	—

Jason M. Pilalas Director	Capital International Research, Inc.	Senior Vice President

Marie C. Powell Director	Capital International Limited Capital Group Companies	Senior Vice President Senior Vice President

Paula B. Pretlow Senior Vice President	—	—

George L. Romine, Jr. Senior Vice President	—	—

Robert Ronus Senior Vice President	Capital Group International, Inc. Capital International, Inc. Capital International Limited Capital Guardian (Canada), Inc. The Capital Group Companies, Inc. Capital International S.A.	Senior Partner, Formerly, Director Senior Vice President Senior Vice President Formerly, Director and Chairman Formerly, Director Formerly, Senior Vice President

Theodore R. Samuels Director and Senior Vice President	The Capital Group Companies Capital Guardian Trust Company, a Nevada Corporation	Director Director

Lionel M. Sauvage Director and Senior Vice President	The Capital Group Companies Capital International, Inc. Capital Guardian (Canada), Inc. Capital International Limited	Director Senior Vice President Vice President Senior Vice President

Karen L. Sexton Senior Vice President	—	—

Lawrence R. Solomon Senior Vice President	Capital International Research Inc. Capital Management Services Inc. Capital Guardian Trust Company	Senior Vice President Director Formerly, Director

Eugene P. Stein Director and Vice Chairman	The Capital Group Companies Inc.	Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
P. Andrew Stenovec Director and Executive Vice President	—	—

Jill A. Sumiyasu Director and Senior Vice President	—	—

Philip A. Swan Senior Vice President	—	—

Elmon L. Vernier, Jr. Senior Vice President	Capital Guardian Trust Company, a Nevada Corporation	Vice President

Shaw B. Wagener Senior Vice President	The Capital Group Companies, Inc. Capital Group International, Inc. Capital International, Inc. Capital International Management Company S.A.	Director Director, President Director, Chairman Director

Eugene M. Waldron Senior Vice President	—	—

Alan J. Wilson Director and Senior Vice President	Capital International Research Inc. Capital Research Company American Funds Distributors, Inc. The Capital Group Companies, Inc.	Director, President and Research Director, U.S. Director Director Director

Robin L. Zakoor Senior Vice President	—	—

Emerging Markets Management, L.L.C.

Emerging Markets Management, L.L.C. ("EMM") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of EMM is 1001 Nineteenth Street North, 17th Floor, Arlington, Virginia 22209. EMM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Antoine W. van Agtmael Managing Director, President, Chief Investment Officer and Chairman	Emerging Markets Investors
Corporation

The Emerging Markets
Strategic Fund
The Africa Emerging
Markets Fund
The Emerging Markets
New Economy Fund PLC
Emerging Markets
Management Company
(Ireland) Limited
Strategic Investment
	Management, L.P.	Managing Director, Chief Investment Officer and Chairman Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Strategic Investment Management International, L.P. Strategic Investment Partners, Inc.	Director Director

Michael A. Duffy Managing Director, Secretary/Treasurer and member of the Investment Committee	Emerging Markets Investors Corporation The Latin America Small Capitalization Fund Strategic Investment Management, L.P. Strategic Investment Management International, L.P. Strategic Investment Partners, Inc.	Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Director

Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Managing Director,
Secretary/Treasurer and
member of the Investment
Committee
Managing Director,
Secretary/Treasurer and
member of the Investment
Committee

Felicia J. Morrow Managing Director, Lead Portfolio Manager, Chief Executive Officer and member of the Investment Committee	Emerging Markets Investors Corporation The Emerging Markets Management Company (Ireland) Limited	Managing Director, Chief Executive Officer, Lead Portfolio Manager and member of the Investment Committee Director

Hilda M. Ochoa-Brillembourg Director	Emerging Markets Investors
Corporation
Strategic Investment
Management, L.P.

Strategic Investment
Management International, L.P.

Strategic Investment
Partners, Inc.

Rockefeller Family Fund

General Mills

The World Bank/IMF Credit
Union	Director

President, Director and a
member of the Investment
Committee
President, Director and a
member of the Investment
Committee
President, Director and a
member of the Investment
Committee
Member of the Investment
and Finance Committees
Member of the Board of
Directors
Member of the Board of
Directors

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
	Harvard Management Company McGraw-Hill Companies	Member of the Board of Directors Member of the Board of Directors

Mary C. Choksi Managing Director and Director	Emerging Markets Investors
Corporation
Emerging Markets
Country Series Fund: The
Value Fifty Portfolio
EMSAF-Mauritius
Strategic Investment
Management, L.P.

Strategic Investment
Management International, L.P.

Strategic Investment
Partners, Inc.

H.J. Heinz Company	Managing Director,
Director
Director

Director
Managing Director,
Director and member of the
Investment Committee
Managing Director,
Director and member of the
Investment Committee
Managing Director,
Director and member of the
Investment Committee
Member of the Board of
Directors

Carol A. Grefenstette Managing Director	Emerging Markets Investors Corporation Strategic Investment Management, L.P. Strategic Investment Management International, L.P. Strategic Investment Partners, Inc.	Managing Director and Director Managing Director Managing Director Managing Director and Director

Fidelity International Investment Advisors

Fidelity International Investment Advisors ("FIIA") is a sub-adviser for the International Fixed Income Fund. The principal business address of FIIA is Pembroke Hall, 42 Crow Lane, Pembroke HM 19, Bermuda. FIIA is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Gordon Director and President	—	—

Allan Pelvang Director and Vice President	—	—

Brett Goodin Director	—	—

Andrew Wells Director	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert Stewart Director	Fidelity International Limited
FIL Trust Company
Mutual Fund Technologies
Limited
Fidelity Investment Distributors
Fidelity International Services
Limited
Fidfoundation Holdings Limited
Fidelity Quiescent (Bermuda)
Limited
Fidelity Fund Management
Limited
SWS International Properties
Limited
Ridgemount Limited
City Road Limited
25 Cannon Street Limited
Docklands Limited
Pembroke Sakurada Real Estate
Limited
Fidelity Group Pensions
(Bermuda) Limited
Fidelity Moto Azabu Realty
Limited
FIL Greater China Limited
Fidelity Fund Management
Limited
49 Park Lane Limited
4 Cannon Street Limited
Knightsbridge Estate Limited
3 & 10 Finsbury Square Limited
20 St. James's Square Limited
Fidelity Genesis Limited
Fidelity International Fund
Services Limited
Pembroke Holding Company
(Three) Limited
Pembroke Miyamora Real Estate
Limited
Fidelity Properties I Bermuda
Limited
Fidelity Properties II Bermuda
Limited
Shell Trust (Bermuda) Limited	Director
Director
Director

Director
Director

Director
Director

Director

Director

Director
Director
Director
Director
Director

Director

Director

Director
Director

Director
Director
Director
Director
Director
Director
Director

Director

Director

Director

Director

Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Shell Trust (UK) Property Limited
Bank of NT Butterfield & Son
Limited
Butterfield Bermuda Fund
Limited
Butterfield Capital Appreciation
Bond Fund Limited
Butterfield International Income
Fund Limited
Butterfield US$ Bond Fund
Limited
Island Circle Limited
Arte Mondi (Bermuda) Limited
Arteshore Equity Limited
Arteshore Ventures Limited
Artisan Global Investment
Limited
Artisan Equity Limited
Artisan Ventures Limited
Isamore Limited
Isaria Limited
Lily of the Valley Limited
Coral Bionet Limited
Cahow Productions Limited
Silver Palm Productions Limited
Spider Music Limited
SOP (Bermuda) Limited
Vestbirk Capital Management
Limited
Libra Investments Limited
Fairisle Management Limited
Alternative Investment
	Management	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

David J. Saul Director	Fidelity International Limited
(previously Fidelity
Management & Research
(BDA) Limited)
Fidelity Distributors International,
Limited
Fidelity Investments Distributors
Fidelity International Services
	Limited	Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
SWS International Properties
Limited
Fidelity Investments (CI) Limited
Fidelity Nominees (CI) Limited
FIL Properties Limited
FIL Trust Company Limited
(previously: FIL Bank & Trust
Company Limited)
Fidfoundation Holdings Limited
Ridgemount Limited Fidelity
Funds II (previously: Fidelity
Currency Funds Limited,
previously Fidelity
Accumulating Money Funds
Limited)
Fidelity Advisor World Funds
(Bermuda) Limited (previously
Fidelity Advisor World US
Government Investment Funds
(Bermuda) Limited)
Fidelity Funds
Fidelity Quiescent (Bermuda)
Limited
Mutual Fund Technologies
Limited 25 Cannon Street Limited
Pembroke Sakurada Real Estate
 Limited (previously Fidelity
Tochigi Property Limited)
Fidelity Group Pensions
(Bermuda) Limited
Docklands Centre Limited
City Road Limited
Fidelity International Quiescent
Ventures Limited
Fidelity Moto Azabu Realty
Limited (previously Fidelity
Kyobashi Realty Limited)
FIL Foundation
Fidelity Fund Management
Limited
49 Park Lane Limited
4 Cannon Street Limited
3 & 10 Finsbury Square Limited
(previously Pyramid Real Estate
	Limited)	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Knightsbridge Estate Limited
20 St. James's Square Limited
Fidelity Genesis Limited
Pembroke Miyamura Real Estate
Limited (previously Pembroke
Holding Company (One)
Limited)
Fidelity International Fund
Services Limited (previously
Pembroke Holding Company
(Two) Limited)
Moonray Manor Trust
FID Funds (Mauritius) Limited
Fidelity Properties II (Bermuda)
Limited
Kingswood Fields Limited
Pembroke Roppongi 7 Real Estate
Limited
London Steamship Owners
Mutual Insurance Association
Lombard Odier (Bermuda)
Limited
Odyssey Marine Exploration, Inc.
Fidelity Funds Korea (L) Ltd.
	FID FUNDS (Mauritius) Limited	Director Director Director Director Director Director Director Director Director Director Director Director Director Director (resigned 12/10/06) Director (resigned 11/27/06)

Frank Mulch Director	Fidelity International Limited
(previously Fidelity
Management & Research
(BDA) Limited)
Fidelity Distributors International
Limited
Fidelity Investments Distributors
Fidelity International Investment
Advisors
Fidelity International Services
Limited
Fidelity Quiescent (Bermuda)
Limited
SWS International Properties
Limited (previously Fidelity
International Properties
Limited)
Mutual Fund Technologies
	Limited	Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Fidelity Funds (previously
Fidelity Funds SICAV)
Fidelity Funds II (previously:
Fidelity Funds II SICAV,
Fidelity Currency Funds
Limited, previously Fidelity
Accumulating Money Fund
Limited)
FIL Trust Company Limited
(previously: FIL Bank & Trust
Company Limited)
Docklands Centre Limited
Fidelity Advisor World Funds
(Bermuda) Limited (previously
Fidelity Advisor World US
Government Investment Funds
(Bermuda) Limited)
City Road Limited
Fidelity International Ventures
Limited
Fidelity International Quiescent
Ventures Limited
FIL Ventures Limited
Fidelity Investments (CI) Limited
Fidelity Nominees (CI) Limited
25 Cannon Street Limited
Ridgemount Limited
Pembroke Sakurada Real Estate
Limited (previously Fidelity
Tochigi Property Limited)
Fidelity Group Pensions
(Bermuda) Limited
Fidelity Moto Azabu Realty
Limited (previously Fidelity
Kyobashi Realty Limited)
Fidfoundation Holdings Limited
Fidelity Investments (South
Africa) Limited (previously
Fidelity Investments (Propriety)
Limited, previously Kovacs
Investments)
Fidelity Fund Management
Limited
	49 Park Lane Limited	Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
4 Cannon Street Limited
Knightsbridge Estate Limited
3 & 10 Finsbury Square Limited (previously Pyramid Real Estate
Limited)
20 St. James's Square Limited
Fidelity Genesis Limited
Pembroke Miyamura Real Estate
Limited (previously Pembroke
Holding Company (One)
Limited)
Fidelity International Fund
Services Limited (previously
Pembroke Holding Company
(Two) Limited)
Kingswood Fields Limited
Pembroke Roppongi 7 Real Estate
Limited
Fidelity Properties II Bermuda
Limited
FID Funds (Mauritius) Limited
FIL Foundation
Moonray Manor Trust
IPC Holdings Ltd.
International Property Catastrophe
Reinsurance Ltd.
The Lepercq Group of Companies
	FID FUNDS (Mauritius) Limited	Director Director Director Director Director Director Director Director Director Director Director Trustee Trustee Director Director Director Director (resigned 11/27/06)

Kathryn Matthews Director	—	—

Graham Seed Secretary	—	—

Rosalie Powell Assistant Secretary	—	—

Ann Stock Chief Compliance Officer	—	—

Chris Coombe Chief Financial Officer	—	—

Fuller & Thaler Asset Management, Inc.

Fuller & Thaler Asset Management, Inc. ("Fuller & Thaler") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Fuller & Thaler is 411 Borel Avenue, Suite 300, San Mateo, California 94402. Fuller & Thaler is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name and Address of Other Company	Connection With Other Company
Daniel Kahneman Director	Princeton University	Eugene Higgins Professor of Psychology, Emeritus

Richard Thaler Director and Principal	The University of Chicago Graduate School of Business	Robert P. Gwinn Professor of Behavioral Science and Economics

ING Investment Management Advisors, B.V.

ING Investment Management Advisors, B.V. ("IIMA") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of IIMA is Prinses Beatrixlaan 15, The Hague, The Netherlands, 2595 AK. IIMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Merel Van Vroonhoven Officer	Various subsidiaries of ING Investment Management Company Europe	Officer

Gilbert Van Hassel Officer	Various subsidiaries of ING Investment Management Co.	Officer

Michael Van Diemen L.M. Officer	Various subsidiaries of ING Investment Management Co.	Officer

Maes Van Lanschot Officer	Various subsidiaries of ING Investment Management Co.	Officer

Michael Van Elk Officer	Various subsidiaries of ING Investment Management Co.	Officer

Gorky Urquieta Portfolio Manager	ING Investment Management Co.	Portfolio Manager

Daniel Eustaquio Portfolio Manager	ING Investment Management Co.	Portfolio Manager

McKinley Capital Management Inc.

McKinley Capital Management Inc. ("McKinley Capital") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of McKinley Capital is 3301 C Street, Suite 500, Anchorage, AK 99503. McKinley Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Robert B. Gillam President, CIO	FAS Alaska, Inc. McKinley Offshore Management, Ltd.	Officer, Director Director

Diane M. Wilke Executive Vice President, COO	McKinley Offshore Management, Ltd. FAS Alaska, Inc.	Director Officer, Director

Robert A. Gillam Director of Global Equities	—	—

Director

Tamara L. Leitis Assistant Vice President, Director of Human Resources	—	—

Gregory O'Keefe CFO	—	—

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of PanAgora is 260 Franklin Street, 22nd Floor, Boston, MA 02110. PanAgora is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Charles E. Haldeman, Jr., CFA Chairman of the Board	Putnam Investments	President and Chief Executive Officer

R. Jeffrey Orr Member of the Board	Power Financial	President and Chief Executive Officer

Sandra C. Whiston Member of the Board	Putnam Investments	Senior Managing Director

Kevin M. Cronin, CFA Member of the Board	Putnam Investments	Senior Managing Director

Quantitative Management Assocites LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Compnay
Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc.	Chairman and CEO Director and Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Bernard B. Winograd Manager	Jennison Associates LLC
PIC Holdings Limited
PIM Foreign Investments, Inc.
PIM Warehouse, Inc.
Prudential Investment
Management Services LLC
Prudential Asset Management
Holding LLC
The Prudential Insurance
Company of America
PIM Investments, Inc.
Prudential Investment
	Management , Inc.	Director Chairman and Director President Chairman and Director Executive Vice President Manager and Vice President Vice President Director and President Chairman, Director and President & CEO

Roger K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Timothy J. Knierim Manager	Jennison Associates LLC PIM Warehouse, Inc. Prumerica Financial Asia Limited Residential Information Services, Inc. Prudential Investment Management, Inc.	Director Assistant Secretary Corporate Secretary Vice President Vice President

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. Jennison Associates LLC Presidential Trust Company	Vice President Executive Vice President and Treasurer Director

Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc. Prudential Investment Management, Inc.	Executive Vice President Director Vice President Director Vice President

Margaret Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company The Prudential Insurance Company of America Pramerica Asset Management, Inc. Prudential Investment Management, Inc.	Vice President Vice President Vice President Vice President

Record Currency Management Limited

Record Currency Management Limited ("RCM") is a sub-adviser for the Registrant's International Fixed Income and International Equity Funds. The principal business address of RCM is 1st Floor, Morgan House, Madeira Walk, Windsor, Berkshire, SL4 1EP, United Kingdom. RCM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Neil Record Chief Executive	NP Record Trustees Ltd.
Record Fund Management Ltd.
Record Group Services Ltd.
Record Portfolio Management Ltd.
Record Treasury Management
(US) Ltd.
RDF Productions Ltd.
The Stoney Ware Resident
Association Ltd.
Record Plc
Nuffield College Oxford
	MCS Oxford Ltd.	Director Director Director Director Director Director Director Director Member, Investment Committee Governor and Director

Ian Harrison Director	John Menzies Plc	Director

David Murphy Director	Homes and Castles Ltd.	Director

Leslie Hill Managaing Director	Record Plc Record Treasury Management (US) Ltd. Suffolk House Management Ltd.	Director Director Director

Bob Noyen Managing Director	Record Plc	Director

Peter Wakefield Managing Director	Record plc	Director

Mike Timmins	Record plc Record Group Services Ltd. Record Fund Management Ltd. Record Portfolio Management Ltd. Record Treasury Management (US) Ltd.	Director Director Director Director Director

Cees Schrauwers Non-Executive Director	Record plc Alio Limited Brit Insurance Holdings plc CMGL Drive Assist UK Ltd. Drive Assist Holdings Ltd. George (London 2005) Ltd.	Non Executive Director Chairman Director Chairman Chairman Chairman Chairman

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Andrew Sykes Non-Executive Director	Record plc
Schroder Executor & Trustee
Company
JP Morgan Asian Investment Trust
Limited
Invista Foundation Property Trust
Limited
Schoder Exempt Property Unit
Trust
Absolute Return Trust Limited
Smith And Williamson Holdings
Limited
MBIA UK Insurance Limited
Gulf International Bank (UK)
Limited
SVG Diamond Holdings Limited
Fauna & Flora International
Limited
	Andrew Sykes Limited	Non Executive Director Director Director Chairman Director Chairman Director Director Director Member Advisory Committee Director Director

Rexiter Capital Management Limited

Rexiter Capital Management Limited ("Rexiter") is a sub-adviser for the Registrant's Emerging Markets Equity Fund. The principal business address of Rexiter is 80 Cannon Street, London EC4N 6HL United Kingdom. Rexiter is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kenneth King Chairman and Chief Investment Officer	—	—

Arzu Akkemik Director—Investment Manager	—	—

Helena Coles Director—Investment Manager	—	—

Adrian Cowell Director—Investment Manager	—	—

Murray Davey Managing Director Global Emerging Markets—Investment Manager	—	—

Christopher James Director—Investment Manager	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Jamshed Desai Investment Manager	—	—

Gavin MacLachlan Director—Chief Operating Officer and Company Secretary	—	—

Nicholas Payne Director—Investment Manager	—	—

Christopher Vale Managing Director and CIO Asia— Investment Manager	—	—

Jared Chase Non-Executive Director	State Street Global Alliance (US)	Chairman

Joe Lyons Non-Executive Director	State Street Global Alliance (US)	Senior Principal

Randy Carrigan Legal Counsel	State Street Global Alliance (US)	Legal Counsel

Guy Jackson Chief Compliance Officer	—	—

Andrew Letts Proxy Voting	SSgA (US)	Proxy Voting

Sylvana Billings Group Finance Manager	—	—

Sharon Power Client Relationship Manager	—	—

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the investment adviser for each of the Funds. The principal address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position with Other Company
Edward Loughlin Director & President	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services SEI Trust Company SEI Investments Canada Company	Executive Vice President Director Senior Vice President Director Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Karl Dasher Director, Senior Vice President & Chief Investment Officer	—	—

N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company

SEI Insurance Group

SIMC Holdings, LLC
SEI Ventures Inc.

SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Funds Inc.

SEI Investments Inc.	General Counsel & Executive
Vice President, Assistant
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Manager
Senior Vice President &
Secretary
Senior Vice President &
Assistant Secretary
Senior Vice President &
Secretary
Senior Vice President &
Secretary

SEI Investments Global Corp
Inc.
SEI Global Capital Investments
Inc.
SEI Investments Global, Limited
SEI Investments—Global Fund
Services Limited
Larington Limited
SEI Advanced Capital
Management Inc.
SEI Primus Holding Corp

SEI Global Services Inc.

SEI Private Trust Company	Director, Senior Vice
President & Secretary
Senior Vice President &
Secretary
Director
Director

Director
Director, Senior Vice
President & Secretary
Senior Vice President &
Assistant Secretary
Senior Vice President &
Assistant Secretary
Director

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Wayne Withrow Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution
Company
SEI Investments Global Funds
Services
SEI Trust Company
SEI Investments Global (Cayman)
Limited
SEI Global Holdings (Cayman)
Inc.
SEI Investments Global
(Bermuda) Ltd
	SEI Global Services Inc.	Executive Vice President Director Chief Executive Officer Director Director Chairman of the Board & Executive Chief Officer Director, President Director, Senior Vice President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Inc. (Canada)
SEI Capital Limited (Canada)
SEI Global Investments Corp
SEI Investments (Europe) Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Global Nominee Ltd
SEI Asset Korea
SEI Investments (South Africa)
Limited
SEI Investments Global, Limited
SEI Investments Canada
Company
	SEI Global Services, Inc.	Executive Vice President Director Director President Director Director Director Director Director Director Director Senior Vice President

Chris Keogh Director & Senior Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Kathy Heilig Director & Senior Vice President	SEI Investments Company

SEI Insurance Group, Inc.
SEI Inc. (Canada)
SEI Ventures, Inc.

SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
Services
SEI Funds Inc.

SEI Investments, Inc.

SEI Global Investments Corp

SEI Global Capital Investments,
Inc.
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp

SEI Global Services, Inc.
SEI Franchise Inc.	Vice President, Controller &
Chief Accounting Officer
Vice President & Treasurer
Vice President & Treasurer
Director, Vice President &
Treasurer
Manager, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Vice President & Treasurer

Vice President, Assistant
Secretary & Treasurer
Director, Vice President &
Treasurer
Director, Vice President &
Treasurer
Treasurer
Vice President & Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SIMC Holdings, LLC SIMC Subsidiary LLC SEI Investments Global Funds Services SEI Funds Inc. SEI Investments Global (Bermuda) Ltd SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Manager Manager General Counsel, Vice President & Secretary Vice President Vice President Vice President & Assistant Secretary Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Richard Deak Vice President & Assistant Secretary	SEI Investments Company SEI Investments Global Funds Services SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

Lydia A. Gavalis Vice President & Assistant Secretary	SEI Investments Company SEI Insurance Group SEI Global Services Inc. SEI Franchise Inc.	Vice President & Assistant Secretary Vice President & Assistant Secretary Vice President & Assistant Secretary General Counsel, Vice President & Secretary

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Investments Global Funds Services SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Global Services Inc.	Vice President & Assistant Secretary Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

Sofia Rosala Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Lauren Shank Vice President & Assistant Secretary	SEI Global Services Inc.	Vice President & Assistant Secretary

Lori L. White Vice President & Assistant Secretary	SEI Investments Company SEI Investments Distribution Company SEI Investments Global Funds Services	Vice President & Assistant Secretary Vice President & Assistant Secretary Assistant Secretary

Michael Brophy Chief Compliance Officer	—	—

Kevin Barr Vice President	SEI Investments Distribution Company SEI Global Services Inc.	President & Chief Executive Officer Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Michael Cagnina Vice President	—	—

David Campbell Vice President	SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President

Jim Combs Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Investments Distribution Company SEI Franchise Inc.	Vice President Vice President

Greg Gettinger Vice President	SEI Investments Management Corporation Delaware LLC SEI Investments Global Funds Services SEI Global Services Inc.	Vice President Vice President Vice President

Paul Klauder Vice President	SEI Global Services Inc.	Vice President

James Martielli Vice President	—	—

John J. McCue Vice President	—	—

Dave McLaughliin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc.	Vice President

James Miceli Vice President	—	—

Stephen Onofrio Vice President	—	—

Debra Phillips Vice President	—	—

Alison Saunders Vice President	—	—

John Scarpato Vice President	—	—

Brandon Sharrett Vice President	SEI Global Services Inc.	Vice President

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Sean Simko Vice President	—	—

James Smigiel Vice President	—	—

Greg Stahl Vice President	—	—

Raymond B. Webster Vice President	SEI Global Services Inc.	Vice President

Smith Breeden Associates, Inc.

Smith Breeden Associates, Inc. ("Smith Breeden") is a sub-adviser for the Registrant's International Equity Fund. The principal business address of Smith Breeden is 100 Europa Drive, Suite 200, Chapel Hill, North Carolina 27157. Smith Breeden is a registered investment adviser under the Advisers Act.

Name and Position With Investment Advisor	Name of Other Company	Connections With Other Company
Daniel C. Dektar Chief Investment Officer	OHSF Hedge MGP I, Inc	Director

Stephon A. Eason CFA, Executive Vice President	Eason Energy, Inc.	President

Eugene Flood Jr., Ph.D., Chief Executive Officer	College Retirement Equities Fund	Trustee

Micheal J. Giarla Chairman	Wyandotte Community Corporation Harrington Bank, FSB Community First Financial Group, Inc. Square 1 Bank Self Help Ventures Fund Peninsula Banking Group	Director Chairman Director Vice-Chairman Board Member Director

Stanley J. Kon, Ph.D., Director of Research	Harrington West Financial Group, Inc. Los Padres Savings Bank, FSB	Director Director

Marianthe S. Mewkill Chief Financial Officer	—	—

Stone Harbor Investment Partners LP

Stone Harbor Investment Partners LP ("Stone Harbor") is a sub-adviser for the Registrant's Emerging Markets Debt Fund. The principal business address of Stone Harbor is 31 West 52nd Street, 16th Floor, New York, New York 10019. Stone Harbor is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Position With Other Company
Peter J. Wilby Chief Investment Officer/ Managing Member of General Partner	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director and Chief Investment Officer-Fixed Income Managing Director and Chief Investment Officer-Fixed Income

Thomas W. Brock Chief Executive Officer	Columbia Management Multi-Strategy Hedge Fund LLC BACAP Alternative Multi- Stratgey Fund LLC Liberty All-Star Fund Liberty Growth Fund	Director Director Director Director

James J. Dooley Chief Financial Officer	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Managing Director Managing Director

Jeffrey S. Scott Chief Compliance Officer	New York Life Insurance Company Salomon Brothers Asset Management Inc	Chief Compliance Officer Chief Compliance Officer

Adam J. Shapiro General Counsel	Legg Mason, Inc. Salomon Brothers Asset Management Inc	Director Director

Item 27.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Index Funds	July 10, 1985

SEI Institutional Managed Trust	January 22, 1987

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

HighMark Funds	February 15, 1997

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

JohnsonFamily Funds, Inc.	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

The Japan Fund, Inc.	October 7, 2002

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

Pro Shares Trust	November 14, 2005

The Turner Funds	January 1, 2006

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

Accessor Funds	March 1, 2007

TD Asset Management USA Funds	July 25, 2007

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer & Treasurer	—

John Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

Robert Silvestri	Vice President	—

Michael Farrell	Vice President	—

Thomas Rodman	Chief Operations Officer	—

John Coary	Vice President & Assistant Secretary	—

Mark McManus	Vice President	—

John Cronin	Vice President	—

Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of the Registrant's custodian:

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(d)  With respect to Rules 31a-(b)(5); (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the offices of Registrant's adviser and sub-advisers:

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

AllianceBernstein L.P.
1345 Avenue of the Americas
New York, New York 10105

Ashmore Investment Management Limited
20 Bedfordbury
London, WC2N 4BL
United Kingdom

AXA Rosenberg Investment Management LLC
4 Orinda Way, Building E
Orinda, California 94563

BlackRock Financial Management, Inc.
100 Belleview Parkway
Wilmington, Delaware 19809

The Boston Company Asset Management, LLC
One Boston Place
Boston, Massachusetts 02108

Capital Guardian Trust Company
333 South Hope Street, 55th Floor
Los Angeles, California 90071

Emerging Markets Management, L.L.C.
1001 Nineteenth Street North, 17th Floor
Arlington, Virginia 22209-1722

Fidelity International Investment Advisors
Pembroke Hall
42 Crow Lane
Pembroke HM 19
Bermuda

Fuller & Thaler Asset Management, Inc.
411 Borel Avenue
Suite 402
San Mateo, California 94420

ING Investment Management Advisors, B.V.
Prinses Beatrixlaan 15
2595 AK The Hague
The Netherlands

McKinley Capital Management Inc.
3301 C Street
Suite 500
Anchorage, Alaska 99503

PanAgora Asset Management, Inc.
260 Franklin Street, 22nd Floor
Boston, Massachusetts 02110

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Record Currency Management Limited
1st Floor, Morgan House, Madeira Walk
Windsor, Berkshire SL4 1EP
United Kingdom

Rexiter Capital Management Limited
21 St. James's Square
London SWIY 4SS
United Kingdom

Smith Breeden Associates, Inc.
100 Europa Drive,
Suite 200,
Chapel Hill, North Carolina 27157

Stone Harbor Investment Partners LP
309 Park Avenue, 4th Floor
New York, New York 10022

Item 29.  Management Services:

None.

Item 30.  Undertakings:

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 44 to Registration Statement No. 033-22821 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 25th day of January, 2008.

SEI INSTITUTIONAL INTERNATIONAL TRUST

BY:  /s/ ROBERT A. NESHER

  Robert A. Nesher

  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date indicated.

	* Rosemarie B. Greco	Trustee	January 25, 2008

	* William M. Doran	Trustee	January 25, 2008

	* George J. Sullivan, Jr.	Trustee	January 25, 2008

	* James M. Storey	Trustee	January 25, 2008

	/s/ Robert A. Nesher Robert A. Nesher	Trustee	January 25, 2008

	* Nina Lesavoy	Trustee	January 25, 2008

	* James M. Williams	Trustee	January 25, 2008

	* Mitchell A. Johnson	Trustee	January 25, 2008

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	January 25, 2008

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	January 25, 2008

*BY:	/s/ ROBERT A. NESHER Robert A. Nesher Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-99.B(d)(3)	Amended Schedule dated June 20, 2000 to the Investment Advisory Agreement dated December 16, 1994 between the Registrant and SIMC with respect to the Emerging Markets Equity, International Equity, Emerging Markets Debt and Tax-Managed International Equity Funds is filed herewith.

EX-99.B(d)(8)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and Ashmore Investment Management Limited with respect to the Emerging Markets Debt Fund dated April 20, 2007 is filed herewith.

EX-99.B(d)(25)	Investment Sub-Advisory Agreement between SIMC and ING Investment Management Advisors, B.V. dated October 10, 2007 with respect to the Emerging Markets Debt Fund is filed herewith.

EX-99.B(d)(28)	Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated July 20, 2007 with respect to the Emerging Markets Equity Fund is filed herewith.

EX-99.B(d)(29)	Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. dated August 3, 2007 with respect to the Emerging Markets Equity Fund is filed herewith.

EX-99.B(d)(30)	Investment Sub-Advisory Agreement between SIMC and Fidelity International Investment Advisors dated March 21, 2007 with respect to the International Fixed Income Fund is filed herewith.

EX-99.B(d)(31)	Amended Schedules A and B to the Investment Sub-Advisory Agreement between SIMC and AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) dated March 17, 2006 with respect to the International Equity Fund and the International Fixed Income Fund is filed herewith.

EX-99.B(i)	Opinion and Consent of Counsel is filed herewith.

EX-99.B(j)	Opinion and Consent of Independent Registered Public Accounting Firm is filed herewith.

EX-99.B(p)(1)	The Code of Ethics for SEI Investments Management Corporation is filed herewith.

EX-99.B(p)(3)	The Code of Ethics for SEI Investments Global Funds Services is filed herewith.

EX-99.B(p)(5)	The Code of Ethics for Capital Guardian Trust Company is filed herewith.

EX-99.B(p)(6)	The Code of Ethics for The Boston Company Asset Management, LLC is filed herewith.

EX-99.B(p)(7)	The Code of Ethics for AllianceBernstein L.P. (f/k/a Alliance Capital Management L.P.) is filed herewith.

EX-99.B(p)(12)	The Code of Ethics for Fuller & Thaler Asset Management, Inc. is filed herewith.

EX-99.B(p)(15)	The Code of Ethics for PanAgora Asset Management, Inc. is filed herewith.

EX-99.B(p)(16)	The Code of Ethics for AXA Rosenberg Investment Management LLC is filed herewith.

EX-99.B(p)(17)	The Code of Ethics for BlackRock Financial Management, Inc. is filed herewith.

EX-99.B(p)(18)	The Code of Ethics for Fidelity International Investment Advisors is filed herewith.

Exhibit Number	Description
EX-99.B(p)(19)	The Code of Ethics for ING Investment Management Advisors, B.V. is filed herewith.

EX-99.B(p)(20)	The Code of Ethics for Record Currency Management Limited is filed herewith.

EX-99.B(p)(21)	The Code of Ethics for Stone Harbor Investment Partners LP is filed herewith.

EX-99.B(q)(2)	Power of Attorney for Mitchell A. Johnson is filed herewith.